Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	May 23, 2011
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5.9
Entity Common Stock, Shares Outstanding	0

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Investment in real estate
Land	$ 4,110,275	$ 3,650,324
Depreciable property	15,226,512	13,893,521
Projects under development	130,337	668,979
Land held for development	235,247	252,320
Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)
Investment in real estate, net	15,365,014	14,587,580
Cash and cash equivalents	431,408	193,288
Investments in unconsolidated entities	3,167	6,995
Deposits - restricted	180,987	352,008
Escrow deposits - mortgage	12,593	17,292
Deferred financing costs, net	42,033	46,396
Other assets	148,992	213,956
Total assets	16,184,194	15,417,515
Liabilities:
Total Debt	4,762,896	4,783,446
Notes, net	5,185,180	4,609,124
Lines of credit	0	0
Accounts payable and accrued expenses	39,452	58,537
Accrued interest payable	98,631	101,849
Other liabilities	304,202	272,236
Security deposits	60,812	59,264
Distributions payable	140,905	100,266
Total liabilities	10,592,078	9,984,722
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Shareholders' equity:
Preferred Shares of beneficial interest, 0.01 par value; 100,000,000 shares authorized; 1,600,000 shares issued and outstanding as of December 31, 2010 and 1,950,925 shares issued and outstanding as of December 31, 2009	200,000	208,773
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 290,197,242 shares issued and outstanding as of December 31, 2010 and 279,959,048 shares issued and outstanding as of December 31, 2009	2,902	2,800
Paid in capital	4,741,521	4,477,426
Retained earnings	203,581	353,659
Accumulated other comprehensive (loss) income	(57,818)	4,681
Total shareholders' equity	5,090,186	5,047,339
Noncontrolling Interests:
Operating Partnership	110,399	116,120
Partially Owned Properties	7,991	11,054
Total Noncontrolling Interests	118,390	127,174
Total equity	5,208,576	5,174,513
Total liabilities and equity	$ 16,184,194	$ 15,417,515

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity:
Preferred Shares of beneficial interest, par value	$ 0.01	$ 0.01
Preferred Shares of beneficial interest, shares authorized	100,000,000	100,000,000
Preferred Shares of beneficial interest, shares issued	1,600,000	1,950,925
Preferred Shares of beneficial interest, shares outstanding	1,600,000	1,950,925
Common Shares of beneficial interest, par value	$ 0.01	$ 0.01
Common Shares of beneficial interest, shares authorized	1,000,000,000	1,000,000,000
Common Shares of beneficial interest, shares issued	290,197,242	279,959,048
Common Shares of beneficial interest, shares outstanding	290,197,242	279,959,048

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income	$ 1,957,373	$ 1,817,853	$ 1,847,403
Fee and asset management	9,476	10,346	10,715
Total revenues	1,966,849	1,828,199	1,858,118
EXPENSES
Property and maintenance	490,301	456,628	477,814
Real estate taxes and insurance	224,842	203,732	191,781
Property management	80,087	71,300	76,824
Fee and asset management	4,998	7,345	7,840
Depreciation	648,691	551,512	528,641
General and administrative	39,887	38,994	44,951
Impairment	45,380	11,124	116,418
Total expenses	1,534,186	1,340,635	1,444,269
Operating income	432,663	487,564	413,849
Interest and other income	5,313	16,585	33,260
Other expenses	(11,928)	(6,487)	(5,760)
Interest:
Expense incurred, net	(470,551)	(496,146)	(481,770)
Amortization of deferred financing costs	(10,172)	(12,545)	(9,626)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	(54,675)	(11,029)	(50,047)
Income and other tax (expense) benefit	(331)	(2,804)	(5,279)
(Loss) from investments in unconsolidated entities	(735)	(2,815)	(107)
Net gain on sales of unconsolidated entities	28,101	10,689	2,876
Net (loss) gain on sales of land parcels	(1,395)		2,976
(Loss) from continuing operations	(29,035)	(5,959)	(49,581)
Discontinued operations, net	325,018	387,988	485,994
Net income	295,983	382,029	436,413
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(13,099)	(20,305)	(26,126)
Preference Interests and Units		(9)	(15)
Partially Owned Properties	726	558	(2,650)
Net income attributable to controlling interests	283,610	362,273	407,622
Preferred distributions	(14,368)	(14,479)	(14,507)
Net income available to Common Shares	$ 269,242	$ 347,794	$ 393,115
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ (0.14)	$ (0.07)	$ (0.23)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ (0.14)	$ (0.07)	$ (0.23)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive income:
Net income	$ 295,983	$ 382,029	$ 436,413
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)	37,676	(23,815)
Losses reclassified into earnings from other comprehensive income	3,338	3,724	2,696
Other		449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	57	3,574	1,202
(Gains) realized during the year		(4,943)
Comprehensive income	233,484	422,509	416,496
Comprehensive (income) attributable to Noncontrolling Interests	(12,373)	(19,756)	(28,791)
Comprehensive income attributable to controlling interests	$ 221,111	$ 402,753	$ 387,705

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 295,983	$ 382,029	$ 436,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	673,403	600,375	602,908
Amortization of deferred financing costs	10,406	13,127	9,701
Amortization of discounts on investment securities		(1,661)	(365)
Amortization of discounts and premiums on debt	(471)	5,857	9,730
Amortization of deferred settlements on derivative instruments	2,804	2,228	1,317
Impairment	45,380	11,124	116,418
Write-off of pursuit costs	5,272	4,838	5,535
Loss from investments in unconsolidated entities	735	2,815	107
Distributions from unconsolidated entities - return on capital	61	153	116
Net (gain) on sales of investment securities		(4,943)	0
Net (gain) on sales of unconsolidated entities	(28,101)	(10,689)	(2,876)
Net loss (gain) on sales of land parcels	1,395		(2,976)
Net (gain) on sales of discontinued operations	(297,956)	(335,299)	(392,857)
Loss (gain) on debt extinguishments	2,457	17,525	(18,656)
Unrealized loss (gain) on derivative instruments	1	(3)	500
Compensation paid with Company Common Shares	18,875	17,843	22,311
Changes in assets and liabilities:
Decrease (increase) in deposits - restricted	3,316	3,117	(1,903)
(Increase) decrease in other assets	(9,048)	11,768	(1,488)
(Decrease) in accounts payable and accrued expenses	(5,454)	(34,524)	(821)
(Decrease) in accrued interest payable	(4,000)	(11,997)	(10,871)
Increase (decrease) in other liabilities	9,972	2,220	(19,412)
Increase (decrease) in security deposits	1,007	(5,091)	2,196
Net cash provided by operating activities	726,037	670,812	755,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,189,210)	(175,531)	(388,083)
Investment in real estate - development/other	(131,301)	(330,623)	(521,546)
Improvements to real estate	(138,208)	(123,937)	(169,838)
Additions to non-real estate property	(2,991)	(2,028)	(2,327)
Interest capitalized for real estate under development	(13,008)	(34,859)	(60,072)
Proceeds from disposition of real estate, net	672,700	887,055	887,576
Distributions from unconsolidated entities - return of capital	26,924	6,521	3,034
Purchase of investment securities		(77,822)	(158,367)
Proceeds from sale of investment securities	25,000	215,753	0
Decrease (increase) in deposits on real estate acquisitions, net	137,106	(250,257)	65,395
Decrease in mortgage deposits	4,699	2,437	445
Consolidation of previously unconsolidated properties	(26,854)
Deconsolidation of previously consolidated properties	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(16,023)	(11,480)	(20)
Net cash (used for) provided by investing activities	(639,458)	105,229	(343,803)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(8,811)	(9,291)	(9,233)
Mortgage notes payable:
Proceeds	173,561	738,798	1,841,453
Restricted cash	73,232	46,664	37,262
Lump sum payoffs	(635,285)	(939,022)	(411,391)
Scheduled principal repayments	(16,769)	(17,763)	(24,034)
(Loss) gain on debt extinguishments	(2,457)	2,400	(81)
Notes, net:
Proceeds	595,422		0
Lump sum payoffs		(850,115)	(304,043)
(Loss) gain on debt extinguishments		(19,925)	18,737
Lines of credit:
Proceeds	5,513,125		841,000
Repayments	(5,513,125)		(980,000)
(Payments on) proceeds from settlement of derivative instruments	(10,040)	11,253	(26,781)
Proceeds from sale of Common Shares	329,452	86,184	0
Proceeds from Employee Share Purchase Plan (ESPP)	5,112	5,292	6,170
Proceeds from exercise of options	71,596	9,136	24,634
Common Shares repurchased and retired	(1,887)	(1,124)	(12,548)
Redemption of Preferred Shares	(877)	0	0
Payment of offering costs	(4,657)	(2,536)	(102)
Other financing activities, net	(48)	(16)	(16)
Contributions - Noncontrolling Interests - Partially Owned Properties	222	893	2,083
Contributions - Noncontrolling Interests - Operating Partnership		78	0
Distributions:
Common Shares	(379,969)	(488,604)	(522,195)
Preferred Shares	(14,471)	(14,479)	(14,521)
Preference Interests and Units		(12)	(15)
Noncontrolling Interests - Operating Partnership	(18,867)	(28,935)	(34,584)
Noncontrolling Interests - Partially Owned Properties	(2,918)	(2,423)	(3,056)
Net cash provided by (used for) financing activities	151,541	(1,473,547)	428,739
Net increase (decrease) in cash and cash equivalents	238,120	(697,506)	839,963
Cash and cash equivalents, beginning of year	193,288	890,794	50,831
Cash and cash equivalents, end of year	431,408	193,288	890,794
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	475,374	508,847	491,803
Net cash (received) paid for income and other taxes	(2,740)	3,968	(1,252)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	359,082	0	24,946
Valuation of OP Units issued	8,245	1,034	849
Mortgage loans (assumed) by purchaser	(39,999)	(17,313)	0
Amortization of deferred financing costs:
Investment in real estate, net	(2,768)	(3,585)	(1,986)
Deferred financing costs, net	13,174	16,712	11,687
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	(3)	(6)
Mortgage notes payable	(9,208)	(6,097)	(6,287)
Notes, net	8,737	11,957	16,023
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(1,496)	(1,379)
Losses reclassified into earnings from other comprehensive income	3,338	3,724	2,696
Unrealized loss (gain) on derivative instruments:
Other assets	13,019	(33,261)	(6,680)
Mortgage notes payable	(163)	(1,887)	6,272
Notes, net	7,497	719	1,846
Other liabilities	45,542	(3,250)	22,877
Accumulated other comprehensive (loss) income	(65,894)	37,676	(23,815)
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	11,253	(98)
Other Liabilities	(10,040)	0	(26,683)
Consolidation of previously unconsolidated properties:
Investment in real estate, net	(105,065)	0	0
Investments in unconsolidated entities	7,376	0	0
Deposits - restricted	(42,633)	0	0
Mortgage notes payable	112,631	0	0
Net other assets recorded	837	0	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	14,875	0	0
Investments in unconsolidated entities	(3,167)	0	0
Other
Receivable on sale of Common Shares	37,550	0	0
Transfer from notes, net to mortgage notes payable	$ 35,600	$ 0	$ 0

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands	Total	PREFERRED SHARES	COMMON SHARES, $0.01 PAR VALUE	PAID IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	OPERATING PARTNERSHIP	PREFERENCE INTERESTS AND UNITS	PARTIALLY OWNED PROPERTIES	7.00% Series E Cumulative Convertible Preferred [Member]
Beginning Balance at Dec. 31, 2007		$ 209,662	$ 2,696	$ 4,134,209	$ 586,685	$ (15,882)	$ 162,185	$ 184	$ 26,236
Conversion of 7.00% Series E Cumulative Convertible		(828)
Conversion of 7.00% Series H Cumulative Convertible		(48)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				876
Conversion of OP Units into Common Shares			17	49,884			(49,901)
Exercise of share options			10	24,624
Employee Share Purchase Plan (ESPP)			2	6,168
Share-based employee compensation expense:
Restricted/performance shares			5
Compensation Expense Related Performance Shares				(8)
Restricted shares				17,273
Share options				5,846
ESPP discount				1,289
Common Shares repurchased and retired			(2)	(7,906)
Offering costs				(102)
Supplemental Executive Retirement Plan (SERP)				(7,304)
Acquisition Noncontrolling Interests - Partially Owned Properties									(1,877)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	(65,524)			65,524
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(16,884)			16,884
Net income attributable to controlling interests	407,622
Common Share distributions					(523,648)
Preferred Share distributions					(14,507)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	(23,815)					(23,815)
Losses reclassified into earnings from other comprehensive income	2,696					2,696
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						1,202
Issuance of OP Units to Noncontrolling Interests							849
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			17	49,884			(49,901)
Net (loss) income attributable to Noncontrolling Interests	436,413				407,622		26,126		2,650
Distributions to Noncontrolling Interests							(33,745)		(3,072)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(15,247)						15,247
Contributions by Noncontrolling Interests									2,083
Other									(500)
Ending Balance at Dec. 31, 2008		208,786	2,728	4,273,489	456,152	(35,799)	137,645	184	25,520
Conversion of 7.00% Series E Cumulative Convertible		(13)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				13
Conversion of OP Units into Common Shares			27	48,776			(48,803)
Issuance of Common Shares			35	123,699
Exercise of share options			4	9,132
Employee Share Purchase Plan (ESPP)			3	5,289
Share-based employee compensation expense:
Restricted/performance shares			3
Compensation Expense Related Performance Shares				179
Restricted shares				11,129
Share options				5,996
ESPP discount				1,303
Common Shares repurchased and retired				(1,124)
Offering costs				(2,536)
Supplemental Executive Retirement Plan (SERP)				27,809
Acquisition Noncontrolling Interests - Partially Owned Properties				(1,496)					(11,705)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	14,544			(14,544)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(9,688)			9,688
Net income attributable to controlling interests	362,273
Common Share distributions					(450,287)
Preferred Share distributions					(14,479)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676					37,676
Losses reclassified into earnings from other comprehensive income	3,724					3,724
Other	(449)					449
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						3,574
(Gains) realized during the year	(4,943)					(4,943)
Issuance of OP Units to Noncontrolling Interests							1,034
Issuance of LTIP Units to Noncontrolling Interests							78
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			27	48,776			(48,803)
Equity compensation associated with Noncontrolling Interests							1,194
Conversion of Series B Junior Preference Units								-184
Net (loss) income attributable to Noncontrolling Interests	382,029				362,273		20,305		(558)
Distributions to Noncontrolling Interests							(25,679)		(2,439)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(20,658)						20,658
Contributions by Noncontrolling Interests									893
Other									(657)
Ending Balance at Dec. 31, 2009	5,174,513	208,773	2,800	4,477,426	353,659	4,681	116,120	184	11,054
Redemption of Cumulative Preference shares										(834)
Conversion of 7.00% Series E Cumulative Convertible		(7,378)
Conversion of 7.00% Series H Cumulative Convertible		(561)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			3	7,936
Conversion of OP Units into Common Shares			9	19,713			(19,722)
Issuance of Common Shares			61	291,841
Exercise of share options			25	71,571
Employee Share Purchase Plan (ESPP)			2	5,110
Share-based employee compensation expense:
Restricted/performance shares			2
Restricted shares				9,779
Share options				7,421
ESPP discount				1,290
Common Shares repurchased and retired				(1,887)
Offering costs				(4,657)
Supplemental Executive Retirement Plan (SERP)				8,559
Acquisition Noncontrolling Interests - Partially Owned Properties				(16,888)					175
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	129,918			(129,918)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(5,775)			5,775
Net income attributable to controlling interests	283,610				283,610
Common Share distributions					(419,320)
Preferred Share distributions					(14,368)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)					(65,894)
Losses reclassified into earnings from other comprehensive income	3,338					3,338
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						57
Issuance of OP Units to Noncontrolling Interests							8,245
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			9	19,713			(19,722)
Equity compensation associated with Noncontrolling Interests							2,524
Net (loss) income attributable to Noncontrolling Interests	295,983						13,099		(726)
Distributions to Noncontrolling Interests							(20,300)		(2,952)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658)						4,568
Contributions by Noncontrolling Interests									222
Other									218
Ending Balance at Dec. 31, 2010	$ 5,208,576	$ 200,000	$ 2,902	$ 4,741,521	$ 203,581	$ (57,818)	$ 110,399	$ 0	$ 7,991

Business	12 Months Ended
Dec. 31, 2010
Business [Abstract]
Business
1. Business
     Equity Residential (“EQR”), a Maryland real estate investment trust (“REIT”) formed in March 1993, is an S&P 500 company focused on the acquisition, development and management of high quality apartment properties in top United States growth markets. EQR has elected to be taxed as a REIT.
     EQR is the general partner of, and as of December 31, 2010 owned an approximate 95.5% ownership interest in, ERP Operating Limited Partnership, an Illinois limited partnership (the “Operating Partnership”). The Company is structured as an umbrella partnership REIT (“UPREIT”) under which all property ownership and related business operations are conducted through the Operating Partnership and its subsidiaries. References to the “Company” include EQR, the Operating Partnership and those entities owned or controlled by the Operating Partnership and/or EQR.
     As of December 31, 2010, the Company, directly or indirectly through investments in title holding entities, owned all or a portion of 451 properties located in 17 states and the District of Columbia consisting of 129,604 apartment units. The ownership breakdown includes (table does not include various uncompleted development properties):

	Properties	Apartment Units
Wholly Owned Properties	425	119,634
Partially Owned Properties — Consolidated	24	5,232
Military Housing	2	4,738

	451	129,604
     The “Wholly Owned Properties” are accounted for under the consolidation method of accounting. The Company beneficially owns 100% fee simple title to 422 of the 425 Wholly Owned Properties and all but one of its wholly owned development properties and land parcels. The Company owns the building and improvements and leases the land underlying the improvements under long-term ground leases that expire in 2026, 2077 and 2101 for the three operating properties, respectively, and 2104 for one land parcel. These properties are consolidated and reflected as real estate assets while the ground leases are accounted for as operating leases.
     The “Partially Owned Properties — Consolidated” are controlled by the Company but have partners with noncontrolling interests and are accounted for under the consolidation method of accounting. The “Military Housing” properties consist of investments in limited liability companies that, as a result of the terms of the operating agreements, are accounted for as management contract rights with all fees recognized as fee and asset management revenue.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
     Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for an unconsolidated development land parcel and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Real Estate Assets and Depreciation of Investment in Real Estate
     Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
     The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:
▪	Land — Based on actual purchase price if acquired separately or market research/comparables if acquired with an operating property.

▪	Furniture, Fixtures and Equipment — Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

▪	In-Place Leases — The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

▪	Other Intangible Assets — The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building — Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
     Replacements inside an apartment unit such as appliances and carpeting are depreciated over a five-year estimated useful life. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to ten years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
     The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
     The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.
Impairment of Long-Lived Assets
     The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
     For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
     For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.
Cost Capitalization
     See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend all of their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
     For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend all of their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.
Cash and Cash Equivalents
     The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.
Investment Securities
     Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss) income, a separate component of shareholders’ equity.
Deferred Financing Costs
     Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was  $43.9 million and  $34.6 million at December 31, 2010 and 2009, respectively.
Fair Value of Financial Instruments, Including Derivative Instruments
     The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
     In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
     The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
     The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.
Revenue Recognition
     Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.
Share-Based Compensation
     The Company expenses share-based compensation such as restricted shares and share options. The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company’s share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility — Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.

(2)	Expected life — Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)	Expected dividend yield — Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate — The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
     The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.
Income and Other Taxes
     Due to the structure of the Company as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries, primarily those entities engaged in condominium conversion and corporate housing activities and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
     Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2010, the Company has recorded a deferred tax asset of approximately  $38.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
     The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$331	$2,804	$5,279
Discontinued operations, net (2)	47	(1,161)	(1,841)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
     The Company’s TRSs carried back approximately  $7.3 million of 2008 net operating losses (“NOL”) to 2006. The remaining NOL from the 2008 tax year, as well as the NOLs generated in 2009 and 2010, are available for carryforward to future tax years. The Company’s TRSs have approximately  $59.3 million of NOL carryforwards available as of January 1, 2011 that will expire in 2028, 2029 and 2030.
     During the years ended December 31, 2010, 2009 and 2008, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

     The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2010 and 2009 was approximately  $11.1 billion and  $10.4 billion, respectively.
Noncontrolling Interests
     A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
     Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of units of limited partnership interest (“OP Units”) held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional common shares of beneficial interest,  $0.01 par value per share (the “Common Shares”), and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
     Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
     Redeemable Noncontrolling Interests — Operating Partnership: The Company classifies Redeemable Noncontrolling Interests — Operating Partnership in the mezzanine section of the consolidated balance sheets for the portion of OP Units that the Company is required, either by contract or securities law, to deliver registered EQR Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.
Use of Estimates
     In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Reclassifications
     Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity.
Other
     In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification has no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.
     Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
     Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes its consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.
     The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. The Company is the controlling partner in various consolidated partnerships owning 24 properties and 5,232 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. Some of these partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2010, the Company estimates the value of Noncontrolling Interest distributions would have been approximately  $53.0 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2010 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company’s Partially Owned Properties is subject to change. To the extent that the partnerships’ underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
     Effective beginning the quarter ended June 30, 2009, disclosures about fair value of financial instruments are required for interim reporting periods in summarized financial information for publicly traded companies as well as in annual financial statements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2010, companies are required to separately disclose the amounts of significant transfers of assets and liabilities into and out of Level 1, Level 2 and Level 3 of the fair value hierarchy and the reasons for those transfers. Companies must also develop and disclose their policy for determining when transfers between levels are recognized. In addition, companies are required to provide fair value disclosures for each class rather than each major category of assets and liabilities. For fair value measurements using significant other observable inputs (Level 2) or significant unobservable inputs (Level 3), companies are required to disclose the valuation technique and the inputs used in determining fair value for each class of assets and liabilities. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2011, companies will be required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     Effective January 1, 2009, in an effort to improve financial standards for derivative instruments and hedging activities, companies are required to enhance disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Among other requirements, entities are required to provide enhanced disclosures about: (1) how and why an entity uses derivative instruments; (2) how derivative instruments and related hedged items are accounted for; and (3) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. Other than the enhanced disclosure requirements, this does not have a material effect on the Company’s consolidated financial statements. See Note 11 for further discussion.
     Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer’s nonconvertible debt borrowing rate. As the Company is required to apply this retrospectively, the accounting for the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) 3.85% convertible unsecured notes that were issued in August 2006 and mature in August 2026 was affected. The Company recognized  $18.6 million,  $20.6 million and  $24.4 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2010, 2009 and 2008, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was  $44.3 million and is being amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately  $7.8 million and  $10.6 million, respectively, or  $0.03 per share and  $0.04 per share, respectively, for the years ended December 31, 2010 and 2009, and is anticipated to result in a reduction to earnings of approximately  $5.0 million or  $0.02 per share for the year ended December 31, 2011. In addition, the Company decreased the January 1, 2009 balance of retained earnings by  $27.0 million, decreased the January 1, 2009 balance of notes by  $17.3 million and increased the January 1, 2009 balance of paid in capital by  $44.3 million. Due to the required retrospective application, it resulted in a reduction to earnings of approximately  $13.3 million or  $0.05 per share for the year ended December 31, 2008. The carrying amount of the conversion option remaining in paid in capital was  $44.3 million at both December 31, 2010 and 2009. The unamortized cash and conversion option discounts totaled  $5.0 million and  $12.8 million at December 31, 2010 and 2009, respectively.

Equity and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests [Abstract]
Equity and Redeemable Noncontrolling Interests
3. Equity and Redeemable Noncontrolling Interests
     The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661

Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954

Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance — per unit	—	$0.50	—
Issuance — contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations — per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations — valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units — per unit	—	$24.50	—
Conversion of Series B Junior Preference Units — valuation	—	$0.2 million	—
     An unlimited amount of equity and debt securities remains available for issuance by the Company and the Operating Partnership under effective shelf registration statements filed with the SEC. Most recently, the Company and the Operating Partnership filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 (under SEC regulations enacted in 2005, the registration statement automatically expires on October 14, 2013 and does not contain a maximum issuance amount).
     In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow the Company to sell up to 17.0 million Common Shares from time to time over the next three years into the existing trading market at current market prices as well as through negotiated transactions. During the year ended December 31, 2010, the Company issued approximately 6.2 million Common Shares at an average price of  $47.45 per share for total consideration of approximately  $291.9 million through the ATM program. During the year ended December 31, 2009, the Company issued approximately 3.5 million Common Shares at an average price of  $35.38 per share for total consideration of approximately  $123.7 million through the ATM program. As of December 31, 2009, transactions to issue approximately 1.1 million of the 3.5 million Common Shares had not yet settled. As of December 31, 2009, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately  $37.6 million included in other assets on the consolidated balance sheets. See Note 20 for further discussion on shares available under this program.
     EQR has a share repurchase program authorized by the Board of Trustees. Considering the repurchase activity for the year ended December 31, 2010, EQR has remaining authorization to repurchase an additional  $464.6 million of its shares as of December 31, 2010.
     During the year ended December 31, 2010, the Company repurchased 58,130 of its Common Shares at an average price of  $32.46 per share for total consideration of  $1.9 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.
     During the year ended December 31, 2009, the Company repurchased 47,450 of its Common Shares at an average price of  $23.69 per share for total consideration of  $1.1 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2009 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.
     During the year ended December 31, 2008, the Company repurchased 220,085 of its Common Shares at an average price of  $35.93 per share for total consideration of  $7.9 million. These shares were retired subsequent to the repurchases. Of the total shares repurchased, 120,085 shares were repurchased from employees at an average price of  $36.10 per share (the average of the then current market prices) to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares. The remaining 100,000 shares were repurchased in the open market at an average price of  $35.74 per share.
     The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests — Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests — Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests — Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests — Operating Partnership Units in total in proportion to the number of Noncontrolling Interests — Operating Partnership Units in total plus the number of EQR Common Shares. Net income is allocated to the Noncontrolling Interests — Operating Partnership based on the weighted average ownership percentage during the period.
     The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests — Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests — Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests — Operating Partnership Units.
     The Noncontrolling Interests — Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests — Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests — Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests — Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests — Operating Partnership Units that are classified in permanent equity at December 31, 2010 and 2009.
     The carrying value of the Redeemable Noncontrolling Interests — Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests — Operating Partnership Units in proportion to the number of Noncontrolling Interests — Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests — Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2010, the Redeemable Noncontrolling Interests — Operating Partnership have a redemption value of approximately  $383.5 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests — Operating Partnership Units.
     The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests — Operating Partnership for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

     Net proceeds from the Company’s Common Share and Preferred Share (see definition below) offerings are contributed by the Company to the Operating Partnership. In return for those contributions, EQR receives a number of OP Units in the Operating Partnership equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in the Operating Partnership equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests — Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of the Operating Partnership.
     The Company’s declaration of trust authorizes the Company to issue up to 100,000,000 preferred shares of beneficial interest,  $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
     The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2010 and 2009:

				Amounts in thousands
			Annual
	Redemption	Conversion	Dividend per	December 31,	December 31,
	Date (1) (2)	Rate (2)	Share (3)	2010	2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:

7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212

7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561

8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000

6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.

(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.
     On July 30, 2009, the Operating Partnership elected to convert all 7,367 Series B Junior Convertible Preference Units into 7,517 OP Units. The actual preference unit dividends declared for the period outstanding in 2009 was  $1.17 per unit.
     On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of  $39.15 per OP Unit for total valuation of  $7.4 million as partial consideration for the acquisition of one rental property. As the value of the OP Units issued was agreed by contract to be  $35.00 per OP Unit, the difference between the contracted value and fair value (the closing price of Common Shares on the closing date) was recorded as an increase to the purchase price.
     During the year ended December 31, 2010, the Company acquired all of its partner’s interest in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for  $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at  $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at  $0.8 million and cash payments of  $15.3 million. In conjunction with these transactions, the Company reduced paid in capital by  $16.9 million and other liabilities by  $0.2 million and increased Noncontrolling Interests — Partially Owned Properties by  $0.2 million.
     During the year ended December 31, 2009, the Company acquired all of its partners’ interests in five consolidated partially owned properties consisting of 1,587 apartment units for  $9.2 million. In addition, the Company also acquired a portion of the outside partner interests in two consolidated partially owned properties, one funded using cash of  $2.1 million and the other funded through the issuance of 32,061 OP Units valued at  $0.8 million. In conjunction with these transactions, the Company reduced paid in capital by  $1.5 million and Noncontrolling Interests — Partially Owned Properties by  $11.7 million.
     During the year ended December 31, 2008, the Company acquired all of its partners’ interests in one consolidated partially owned property consisting of 144 apartment units for  $5.9 million and three consolidated partially owned land parcels for  $1.6 million. In addition, the Company made an additional payment of  $1.3 million related to an April 2006 acquisition of a partner’s interest in a now wholly owned property, partially funded through the issuance of 19,017 OP Units valued at  $0.8 million.

Real Estate	12 Months Ended
Dec. 31, 2010
Real Estate [Abstract]
Real Estate
4. Real Estate
     The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2010 and 2009 (amounts in thousands):

	2010	2009
Land	$4,110,275	$3,650,324
Depreciable property:
Buildings and improvements	13,995,121	12,781,543
Furniture, fixtures and equipment	1,231,391	1,111,978
Projects under development:
Land	28,260	106,716
Construction-in-progress	102,077	562,263
Land held for development:
Land	198,465	181,430
Construction-in-progress	36,782	70,890

Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)

Investment in real estate, net	$15,365,014	$14,587,580

     During the year ended December 31, 2010, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

			Purchase
	Properties	Apartment Units	Price
Rental Properties	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869

Total	16	4,445	$1,554,570

     In addition to the properties discussed above, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units with a real estate value of  $105.1 million.
     During the year ended December 31, 2009, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

			Purchase
	Properties	Apartment Units	Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

     The Company also acquired the 75% equity interest in one previously unconsolidated property it did not already own consisting of 250 apartment units for a gross sales price of  $18.5 million from its institutional joint venture partner.
     During the year ended December 31, 2010, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360

Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.
     The Company recognized a net gain on sales of discontinued operations of approximately  $298.0 million, a net gain on sales of unconsolidated entities of approximately  $28.1 million and a net loss on sales of land parcels of approximately  $1.4 million on the above sales.
     During the year ended December 31, 2009, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.
     The Company recognized a net gain on sales of discontinued operations of approximately  $335.3 million and a net gain on sales of unconsolidated entities of approximately  $10.7 million on the above sales.

Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments to Acquire/Dispose of Real Estate
5. Commitments to Acquire/Dispose of Real Estate
     In addition to the properties that were subsequently acquired as discussed in Note 20, the Company had entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

     In addition to the properties that were subsequently disposed of as discussed in Note 20, the Company had entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650

     The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.

Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
6. Investments in Partially Owned Entities
     The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2010 (amounts in thousands except for project and apartment unit amounts):

	Consolidated
	Development Projects (VIEs)
	Held for	Completed,	Completed
	and/or Under	Not	and
	Development	Stabilized (4)	Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits — restricted	1,115	922	3,205	8	5,250
Escrow deposits — mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests — Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt — Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

	Consolidated
	Development Projects (VIEs)
	Held for
	and/or Under	Completed,	Completed
	Development	Not Stabilized (4)	and Stabilized	Other	Total
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.

(3)	Represents the Company’s current economic ownership interest.

(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.
     During the year ended December 31, 2010, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units in exchange for an approximate  $30.0 million payment to its partner. In addition, the Company repaid the net  $70.0 million mortgage loan, which was to mature on May 1, 2010, concurrent with closing using proceeds drawn from the Company’s line of credit. The Company also sold its 25% equity interest in the remaining 24 unconsolidated properties containing 5,635 apartment units in exchange for an approximate  $25.4 million payment from its partner and the related  $264.8 million in non-recourse mortgage debt was extinguished by the partner at closing.
     On December 29, 2010, the Company admitted an 80% institutional partner to an entity owning a developable land parcel in Florida in exchange for  $11.7 million in cash and retained a 20% equity interest. This land parcel is now unconsolidated. Total project cost is approximately  $76.1 million and construction is expected to start in the first quarter of 2011. The Company is responsible for constructing the project and has given certain construction cost overrun guarantees.
     The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. The Company has identified its development partnerships as VIEs as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any) despite the fact that each partner legally owns 50% of each venture. The Company is the primary beneficiary as it exerts the most significant power over the ventures, absorbs the majority of the expected losses and has the right to receive a majority of the expected residual returns. The assets net of liabilities of the Company’s VIEs are restricted in their use to the specific VIE to which they relate and are not available for general corporate use. The Company does not have any unconsolidated VIEs.

Deposits - Restricted	12 Months Ended
Dec. 31, 2010
Deposits - Restricted [Abstract]
Deposits - Restricted
7. Deposits — Restricted
     The following table presents the Company’s restricted deposits as of December 31, 2010 and 2009 (amounts in thousands):

	December 31,	December 31,
	2010	2009
Tax—deferred (1031) exchange proceeds	$103,887	$244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825

Totals	$180,987	$352,008

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.

Mortgage Notes Payable	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable Abstract
Mortgage Notes Payable
8. Mortgage Notes Payable
     As of December 31, 2010, the Company had outstanding mortgage debt of approximately  $4.8 billion.
     During the year ended December 31, 2010, the Company:
▪	Repaid $652.1 million of mortgage loans;

▪	Obtained $173.6 million of new mortgage loan proceeds;

▪	Assumed $359.1 million of mortgage debt on seven acquired properties;

▪	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties; and

▪	Assumed $112.6 million of mortgage debt on seven previously unconsolidated properties and repaid the net $70.0 million mortgage loan (net of $42.6 million of cash collateral held by the lender) concurrent with closing using proceeds drawn from the Company’s line of credit.
     The Company recorded approximately  $2.5 million and  $1.0 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2010 as additional interest expense related to debt extinguishment of mortgages.
     As of December 31, 2010, the Company had  $543.4 million of secured debt subject to third party credit enhancement.
     As of December 31, 2010, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2010, the interest rate range on the Company’s mortgage debt was 0.21% to 11.25%. During the year ended December 31, 2010, the weighted average interest rate on the Company’s mortgage debt was 4.79%.
     The historical cost, net of accumulated depreciation, of encumbered properties was  $5.6 billion and  $5.8 billion at December 31, 2010 and 2009, respectively.
     Aggregate payments of principal on mortgage notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896

     As of December 31, 2009, the Company had outstanding mortgage debt of approximately  $4.8 billion.
     During the year ended December 31, 2009, the Company:
▪	Repaid $956.8 million of mortgage loans;

▪	Obtained $500.0 million of mortgage loan proceeds through the issuance of an 11-year cross-collateralized loan with an all-in fixed interest rate for 10 years at approximately 5.6% secured by 13 properties;

▪	Obtained $40.0 million of new mortgage loans to accommodate the delayed sale of two properties that closed in January 2010;

▪	Obtained $198.8 million of new mortgage loans on development properties;

▪	Recognized a gain on early debt extinguishment of $2.4 million and wrote-off approximately $1.1 million of unamortized deferred financing costs; and

▪	Was released from $17.3 million of mortgage debt assumed by the purchaser on two disposed properties.
     As of December 31, 2009, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2009, the interest rate range on the Company’s mortgage debt was 0.20% to 12.465%. During the year ended December 31, 2009, the weighted average interest rate on the Company’s mortgage debt was 4.89%.

Notes	12 Months Ended
Dec. 31, 2010
Notes [Abstract]
Notes
9. Notes
     The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2010 and 2009, respectively:

	Net	Interest	Weighted	Maturity
December 31, 2010	Principal	Rate	Average	Date
(Amounts are in thousands)	Balance	Ranges	Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013

Totals	$5,185,180

	Net	Interest	Weighted	Maturity
December 31, 2009	Principal	Rate	Average	Date
(Amounts are in thousands)	Balance	Ranges	Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$3,771,700	3.85% - 7.57%	5.93%	2011 - 2026
Floating Rate Public/Private Notes (1)	801,824	(1)	1.37%	2010 - 2013
Floating Rate Tax-Exempt Bonds	35,600	(2)	0.37%	2028

Totals	$4,609,124

(1)	At December 31, 2010 and 2009, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.

(2)	The floating interest rate is based on the 7-Day Securities Industry and Financial Markets Association (“SIFMA”) rate, which is the tax-exempt index equivalent of LIBOR. The interest rate is 0.27% at December 31, 2009.
     The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2010 and 2009.
     An unlimited amount of equity and debt securities remains available for issuance by the Company and the Operating Partnership under effective shelf registration statements filed with the SEC. Most recently, the Company and the Operating Partnership filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 (under SEC regulations enacted in 2005, the registration statement automatically expires on October 14, 2013 and does not contain a maximum issuance amount).
     During the year ended December 31, 2010, the Company:
▪	Issued $600.0 million of ten-year 4.75% fixed rate public notes in a public offering at an all-in effective interest rate of 5.09%, receiving net proceeds of $595.4 million before underwriting fees and other expenses.
     During the year ended December 31, 2009, the Company:
▪	Repurchased at par $105.2 million of its 4.75% fixed rate public notes due June 15, 2009 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately $79,000 of unamortized deferred financing costs and approximately $46,000 of unamortized discounts on notes payable;

▪	Repaid the remaining $122.2 million of its 4.75% fixed rate public notes at maturity;
▪	Repurchased at par $185.2 million of its 6.95% fixed rate public notes due March 2, 2011 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately $0.4 million of unamortized deferred financing costs and approximately $1.0 million of unamortized discounts on notes payable;

▪	Repurchased $21.7 million of its 6.95% fixed rate public notes due March 2, 2011 at a price of 106% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $1.3 million and wrote-off approximately $0.2 million of unamortized net premiums on notes payable;

▪	Repurchased $146.1 million of its 6.625% fixed rate public notes due March 15, 2012 at a price of 108% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $11.7 million and wrote-off approximately $0.3 million of unamortized deferred financing costs and approximately $0.2 million of unamortized net discounts on notes payable;

▪	Repurchased $127.9 million of its 5.50% fixed rate public notes due October 1, 2012 at a price of 107% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $9.0 million and wrote-off approximately $0.5 million of unamortized deferred financing costs and approximately $0.4 million of unamortized discounts on notes payable;

▪	Repurchased $75.8 million of its 5.20% fixed rate tax-exempt notes and wrote-off approximately $0.7 million of unamortized deferred financing costs;

▪	Repurchased $17.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 at a price of 88.4% of par and recognized a gain on early debt extinguishment of $2.0 million and wrote-off approximately $0.1 million of unamortized deferred financing costs and approximately $0.8 million of unamortized discounts on notes payable; and

▪	Repurchased at par $48.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 pursuant to a cash tender offer announced on December 2, 2009 and wrote-off approximately $0.3 million of unamortized deferred financing costs and approximately $1.5 million of unamortized discounts on notes payable.
     On October 11, 2007, the Operating Partnership closed on a  $500.0 million senior unsecured term loan. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company. The Operating Partnership has the ability to increase available borrowings by an additional  $250.0 million under certain circumstances. The loan bears interest at variable rates based upon LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt. EQR has guaranteed the Operating Partnership’s term loan up to the maximum amount and for the full term of the loan.
     On August 23, 2006, the Operating Partnership issued  $650.0 million of exchangeable senior notes that mature on August 15, 2026. The notes have a current face value of  $482.5 million at December 31, 2010 and bear interest at a fixed rate of 3.85%. The notes are exchangeable into EQR Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an initial and current exchange rate of 16.3934 shares per  $1,000 principal amount of notes (equivalent to an initial and current exchange price of  $61.00 per share). The exchange rate is subject to adjustment in certain circumstances, including upon an increase in the Company’s dividend rate at the time of issuance. Upon an exchange of the notes, the Operating Partnership will settle any amounts up to the principal amount of the notes in cash and the remaining exchange value, if any, will be settled, at the Operating Partnership’s option, in cash, EQR Common Shares or a combination of both. See Note 2 for more information on the change in the recognition of interest expense for the exchangeable senior notes.
     On or after August 18, 2011, the Operating Partnership may redeem the notes at a redemption price equal to the principal amount of the notes plus any accrued and unpaid interest thereon. Upon notice of redemption by the Operating Partnership, the holders may elect to exercise their exchange rights. In addition, on August 18, 2011, August 15, 2016 and August 15, 2021 or following the occurrence of certain change in control transactions prior to August 18, 2011, note holders may require the Operating Partnership to repurchase the notes for an amount equal to the principal amount of the notes plus any accrued and unpaid interest thereon.
     Note holders may also require an exchange of the notes should the closing sale price of Common Shares exceed 130% of the exchange price for a certain period of time or should the trading price on the notes be less than 98% of the product of the closing sales price of Common Shares multiplied by the applicable exchange rate for a certain period of time.
     Aggregate payments of principal on unsecured notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total (1)
2011 (2)(3)	$1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943

Total	$5,185,180

(1)	Principal payments on unsecured notes include amortization of any discounts or premiums related to the notes. Premiums and discounts are amortized over the life of the unsecured notes.

(2)	Includes the Company’s $500.0 million term loan facility, which originally matured on October 5, 2010. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company.

(3)	Includes $482.5 million face value of 3.85% convertible unsecured debt with a final maturity of 2026.

Lines of Credit	12 Months Ended
Dec. 31, 2010
Lines of Credit [Abstract]
Lines of Credit
10. Lines of Credit
     The Operating Partnership has a  $1.425 billion (net of  $75.0 million which had been committed by a now bankrupt financial institution and is not available for borrowing) unsecured revolving credit facility maturing on February 28, 2012, with the ability to increase available borrowings by an additional  $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. Advances under the credit facility bear interest at variable rates based upon LIBOR at various interest periods plus a spread (currently 0.50%) dependent upon the Operating Partnership’s credit rating or based on bids received from the lending group. EQR has guaranteed the Operating Partnership’s credit facility up to the maximum amount and for the full term of the facility.
     As of December 31, 2010, the amount available on the credit facility was  $1.28 billion (net of  $147.3 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above) and there was no amount outstanding. During the year ended December 31, 2010, the weighted average interest rate was 0.66%. As of December 31, 2009, the amount available on the credit facility was  $1.37 billion (net of  $56.7 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above). The Company did not draw and had no balance outstanding on its revolving credit facility at any time during the year ended December 31, 2009.

Derivative and Other Fair Value Instruments	12 Months Ended
Dec. 31, 2010
Derivative and Other Fair Value Instruments [Abstract]
Derivative and Other Fair Value Instruments
11. Derivative and Other Fair Value Instruments
     The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
     The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.8 billion and  $5.2 billion, respectively, at December 31, 2010. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.7 billion and  $5.5 billion, respectively, at December 31, 2010. The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.8 billion and  $4.6 billion, respectively, at December 31, 2009. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.6 billion and  $4.7 billion, respectively, at December 31, 2009. The fair values of the Company’s financial instruments (other than mortgage notes payable, unsecured notes, derivative instruments and investment securities) including cash and cash equivalents and other financial instruments, approximate their carrying or contract values.
     In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
     The following table summarizes the Company’s consolidated derivative instruments at December 31, 2010 (dollar amounts are in thousands):

		Forward	Development
	Fair Value	Starting	Cash Flow
	Hedges (1)	Swaps (2)	Hedges (3)
Current Notional Balance	$315,693	$950,000	$87,422
Lowest Possible Notional	$315,693	$950,000	$3,020
Highest Possible Notional	$317,694	$950,000	$91,343
Lowest Interest Rate	2.009%	3.478%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges — Converts outstanding fixed rate debt to a floating interest rate.

(2)	Forward Starting Swaps — Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations from 2012 through 2014, and $350.0 million, $400.0 million and $200.0 million are designated for 2011, 2012 and 2013 maturities, respectively.

(3)	Development Cash Flow Hedges — Converts outstanding floating rate debt to a fixed interest rate.
     The following tables provide the location of the Company’s derivative instruments within the accompanying Consolidated Balance Sheets and their fair market values as of December 31, 2010 and 2009, respectively (amounts in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2010	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$12,521	Other liabilities	$—
Forward Starting Swaps	Other assets	3,276	Other liabilities	(37,756)
Development Cash Flow Hedges	Other assets	—	Other liabilities	(1,322)

Total		$15,797		$(39,078)

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2009	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

     The following tables provide a summary of the effect of fair value hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2010	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)

Total		$7,335			$(7,335)

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2009	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

     The following tables provide a summary of the effect of cash flow hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2010	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—

Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2009	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

     As of December 31, 2010 and 2009, there were approximately  $58.3 million in deferred losses, net, included in accumulated other comprehensive (loss) and  $4.2 million in deferred gains, net, included in accumulated other comprehensive income, respectively, related to derivative instruments. Based on the estimated fair values of the net derivative instruments at December 31, 2010, the Company may recognize an estimated  $5.6 million of accumulated other comprehensive (loss) as additional interest expense during the year ending December 31, 2011.
     In July 2010, the Company paid approximately  $10.0 million to settle a forward starting swap in conjunction with the issuance of  $600.0 million of ten-year fixed rate public notes. The entire amount was deferred as a component of accumulated other comprehensive loss and is being recognized as an increase to interest expense over the term of the notes.
     In January 2009, the Company received approximately  $0.4 million to terminate a fair value hedge of interest rates in conjunction with the public tender of the Company’s 4.75% fixed rate public notes due June 15, 2009. Approximately  $0.2 million of the settlement received was deferred and recognized as a reduction of interest expense through the maturity on June 15, 2009.
     In April and May 2009, the Company received approximately  $10.8 million to terminate six treasury locks in conjunction with the issuance of a  $500.0 million 11-year mortgage loan. The entire amount was deferred as a component of accumulated other comprehensive income and is recognized as a reduction of interest expense over the first ten years of the mortgage loan.
     During the year ended December 31, 2009, the Company sold a majority of its investment securities, receiving proceeds of approximately  $215.8 million, and recorded a  $4.9 million realized gain on sale (specific identification) which is included in interest and other income. The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2010 and 2009, respectively (amounts in thousands):

		Other Assets
December 31, 2010		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—

Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

		Other Assets
December 31, 2009		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

     A three-level valuation hierarchy exists for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
▪	Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

▪	Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

▪	Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
     The following tables provide a summary of the fair value measurements at December 31, 2010 and 2009 for each major category of assets and liabilities measured at fair value on a recurring basis:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives	$15,797	$—	$15,797	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—
Available-for-Sale Investment Securities	1,194	1,194	—	—

Total	$75,123	$59,326	$15,797	$—

Liabilities
Derivatives	$39,078	$—	$39,078	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—

Total	$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests — Operating Partnership	$383,540	$—	$383,540	$—

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2009	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives	$28,816	$—	$28,816	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—
Available-for-Sale Investment Securities	26,138	1,045	25,093	—

Total	$116,044	$62,135	$53,909	$—

Liabilities
Derivatives	$3,577	$—	$3,577	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—

Total	$64,667	$61,090	$3,577	$—

Redeemable Noncontrolling Interests — Operating Partnership	$258,280	$—	$258,280	$—
     The following tables provide a summary of the fair value measurements at December 31, 2010 and 2009 for each major category of assets and liabilities measured at fair value on a nonrecurring basis:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)

Total	$56,000	$—	$—	$56,000	$(45,380)

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2009	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$18,876	$—	$—	$18,876	$(11,124)

Total	$18,876	$—	$—	$18,876	$(11,124)

     The Company’s derivative positions are valued using models developed by the respective counterparty as well as models developed internally by the Company that use as their basis readily observable market parameters (such as forward yield curves and credit default swap data). Employee holdings other than Common Shares within the supplemental executive retirement plan (the “SERP”) are valued using quoted market prices for identical assets and are included in other assets and other liabilities on the consolidated balance sheet. The Company’s investment securities are valued using quoted market prices or readily available market interest rate data. Redeemable Noncontrolling Interests — Operating Partnership are valued using the quoted market price of Common Shares.
     The Company’s real estate asset impairment charges were the result of an analysis of the parcels’ estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to their current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs. The valuation techniques used to measure fair value is consistent with how similar assets were measured in prior periods. See Note 20 for further discussion.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
12. Earnings Per Share
     The following tables set forth the computation of net income per share — basic and net income per share — diluted (amounts in thousands except per share amounts):

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share — basic and diluted (1):
(Loss) from continuing operations	$(29,035)	$(5,959)	$(49,581)
Allocation to Noncontrolling Interests — Operating Partnership, net	1,982	1,112	4,151
Net loss (income) attributable to Noncontrolling Interests — Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	(40,695)	(18,777)	(62,602)
Discontinued operations, net of Noncontrolling Interests	309,937	366,571	455,717

Numerator for net income per share — basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share — basic and diluted (1)	282,888	273,609	270,012

Net income per share — basic	$0.95	$1.27	$1.46

Net income per share — diluted	$0.95	$1.27	$1.46

Net income per share — basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net of Noncontrolling Interests	1.096	1.340	1.688

Net income per share — basic	$0.952	$1.271	$1.456

Net income per share — diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net	1.096	1.340	1.688

Net income per share — diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.
Convertible preferred shares/units that could be converted into 325,103, 402,501 and 427,090 weighted average Common Shares for the years ended December 31, 2010, 2009 and 2008, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) exchangeable senior notes was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 14.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
13. Discontinued Operations
     The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through March 31, 2011.
     The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2010, 2009 and 2008 (amounts in thousands).

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$96,340	$188,335	$290,794

Total revenues	96,340	188,335	290,794

EXPENSES (1)
Property and maintenance	26,992	57,269	83,019
Real estate taxes and insurance	10,085	21,392	32,034
Property management	—	—	(62)
Depreciation	24,712	48,863	74,267
General and administrative	36	34	29

Total expenses	61,825	127,558	189,287

Discontinued operating income	34,515	60,777	101,507

Interest and other income	653	120	504
Other expenses	—	(1)	—
Interest (2):
Expense incurred, net	(7,825)	(8,786)	(10,640)
Amortization of deferred financing costs	(234)	(582)	(75)
Income and other tax (expense) benefit	(47)	1,161	1,841

Discontinued operations	27,062	52,689	93,137
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$325,018	$387,988	$485,994

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
     For the properties sold during 2010 and the first three months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2009 were  $560.8 million and  $108.5 million, respectively. For the properties sold during the first three months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2010 were  $135.3 million and  $11.0 million, respectively.

Share Incentive Plans	12 Months Ended
Dec. 31, 2010
Share Incentive Plans [Abstract]
Share Incentive Plans
14. Share Incentive Plans
     On May 15, 2002, the shareholders of EQR approved the Company’s 2002 Share Incentive Plan. The maximum aggregate number of awards that may be granted under this plan may not exceed 7.5% of the Company’s outstanding Common Shares calculated on a “fully diluted” basis and determined annually on the first day of each calendar year. As of January 1, 2011, this amount equaled 22,785,696, of which 5,395,739 shares were available for future issuance. No awards may be granted under the 2002 Share Incentive Plan, as restated, after February 20, 2012.
     Pursuant to the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares, subject to conditions and restrictions as described in the Share Incentive Plans. In addition, each year prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan. Effective January 1, 2007, the Company elected to discontinue the award of performance-based award grants. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
     The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
     Restricted shares that have been awarded through December 31, 2010 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
     In December 2008, the Company’s 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for EQR Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the February 2009 grant of long-term incentive compensation for services provided during 2008, officers of the Company were allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests — Operating Partnership and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
     The Company’s Share Incentive Plans provide for certain benefits upon retirement at or after age 62. As of November 4, 2008, but effective as of January 1, 2009, the Company changed the definition of retirement for employees (including all officers but not non-employee members of the Company’s Board of Trustees) under its Share Incentive Plans. For employees hired prior to January 1, 2009, retirement generally will mean the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally will mean the termination of employment (other than for cause) after meeting the requirements of the Rule of 70.
     The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.
     John Powers, Executive Vice President — Human Resources, became eligible for retirement in 2009 as he turned 62. Frederick C. Tuomi, President — Property Management, became eligible for retirement under the Rule of 70 in 2009. Bruce C. Strohm, Executive Vice President and General Counsel, became eligible for retirement under the Rule of 70 in 2010. David J. Neithercut, Chief Executive Officer and President, will become eligible for retirement under the Rule of 70 in 2011.
     For employees hired prior to January 1, 2009, who retire at or after age 62, such employee’s unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as was provided under the Share Incentive Plans prior to the adoption of the Rule of 70. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the new Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Company’s Board of Trustees.
     The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31, 2010
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—

Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

     Compensation expense is generally recognized for Awards as follows:
▪	Restricted shares, LTIP Units and share options — Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

▪	Performance shares — Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

▪	ESPP discount — Immediately upon the purchase of common shares each quarter.
     The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2010 is  $19.5 million, which is expected to be recognized over a weighted average term of 1.5 years.
     See Note 2 for additional information regarding the Company’s share-based compensation.
     The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2010, 2009 and 2008:

		Weighted		Weighted		Weighted
	Common	Average		Average Fair		Average Fair
	Shares Subject	Exercise Price	Restricted	Value per	LTIP	Value per
	to Options	per Option	Shares	Restricted Share	Units	LTIP Unit
Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—

Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2010, 2009 and 2008 was $6.18 per share, $3.38 per share and $4.08 per share, respectively.

(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $39.6 million, $2.8 million and $15.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $9.1 million, $8.0 million and $23.9 million, respectively.
     The following table summarizes information regarding options outstanding and exercisable at December 31, 2010:

	Options Outstanding (1)			Options Exercisable (2)
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life in Years	Price	Options	Price
$21.40 to $26.75	2,974,937	6.18	$23.42	1,403,771	$23.82
$26.76 to $32.10	2,478,594	3.09	$29.99	2,478,594	$29.99
$32.11 to $37.45	1,374,888	9.01	$32.96	23,546	$32.23
$37.46 to $42.80	2,363,450	5.87	$40.44	2,023,316	$40.75
$42.81 to $48.15	4,202	5.32	$45.25	4,202	$45.25
$48.16 to $53.50	910,417	6.09	$53.19	853,222	$53.50

$21.40 to $53.50	10,106,488	5.73	$33.00	6,786,651	$34.89

Vested and expected to vest as of December 31, 2010	9,718,763	5.69	$33.12

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2010 is $184.3 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2010 is $117.1 million and 4.4 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of  $51.95 per share on December 31, 2010 and the strike price of the underlying awards.
     As of December 31, 2009 and 2008, 7,974,815 Options (with a weighted average exercise price of  $33.55) and 7,522,344 Options (with a weighted average exercise price of  $31.58) were exercisable, respectively.

Employee Plans	12 Months Ended
Dec. 31, 2010
Employee Plans [Abstract]
Employee Plans
15. Employee Plans
     The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to  $100,000 of Common Shares of the Company. In 2003, the Company’s shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,403,970 Common Shares available for purchase under the ESPP at December 31, 2010. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP:

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170
     The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of  $4.0 million,  $3.5 million and  $3.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.
     The Company may also elect to make an annual discretionary profit-sharing contribution as a percentage of each individual employee’s eligible compensation under the 401(k) Plan. The Company did not make a contribution for the years ended December 31, 2010, 2009 and 2008 and as such, no expense was recognized in these years.
     The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Company Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital.

Distribution Reinvestment and Share Purchase Plan	12 Months Ended
Dec. 31, 2010
Distribution Reinvestment and Share Purchase Plan [Abstract]
Distribution Reinvestment and Share Purchase Plan
16. Distribution Reinvestment and Share Purchase Plan
     On November 3, 1997, the Company filed with the SEC a Form S-3 Registration Statement to register 14,000,000 Common Shares pursuant to a Distribution Reinvestment and Share Purchase Plan (the “DRIP Plan”). The registration statement was declared effective on November 25, 1997. The remaining shares available for issuance under the 1997 registration lapsed in December 2008.
     On December 16, 2008, the Company filed with the SEC a Form S-3 Registration Statement to register 5,000,000 Common Shares under the DRIP Plan. The registration statement was automatically declared effective the same day and expires at the earlier of the date in which all 5,000,000 shares have been issued or December 15, 2011. The Company has 4,905,736 Common Shares available for issuance under the DRIP Plan at December 31, 2010.
     The DRIP Plan provides holders of record and beneficial owners of Common Shares and Preferred Shares with a simple and convenient method of investing cash distributions in additional Common Shares (which is referred to herein as the “Dividend Reinvestment — DRIP Plan”). Common Shares may also be purchased on a monthly basis with optional cash payments made by participants in the DRIP Plan and interested new investors, not currently shareholders of the Company, at the market price of the Common Shares less a discount ranging between 0% and 5%, as determined in accordance with the DRIP Plan (which is referred to herein as the “Share Purchase — DRIP Plan”). Common Shares purchased under the DRIP Plan may, at the option of the Company, be directly issued by the Company or purchased by the Company’s transfer agent in the open market using participants’ funds.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2010
Transactions With Related Parties [Abstract]
Transactions with Related Parties
17. Transactions with Related Parties
     The Company provided asset and property management services to certain related entities for properties not owned by the Company, which terminated in December 2008. Fees received for providing such services were approximately  $0.3 million for the year ended December 31, 2008.
     The Company leases its corporate headquarters from an entity controlled by EQR’s Chairman of the Board of Trustees. The lease terminates on July 31, 2021. Amounts incurred for such office space for the years ended December 31, 2010, 2009 and 2008, respectively, were approximately  $2.7 million,  $3.0 million and  $2.9 million. The Company believes these amounts equal market rates for such rental space.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
18. Commitments and Contingencies
     The Company, as an owner of real estate, is subject to various Federal, state and local environmental laws. Compliance by the Company with existing laws has not had a material adverse effect on the Company. However, the Company cannot predict the impact of new or changed laws or regulations on its current properties or on properties that it may acquire in the future.
     The Company is party to a housing discrimination lawsuit brought by a non-profit civil rights organization in April 2006 in the U.S. District Court for the District of Maryland. The suit alleges that the Company designed and built approximately 300 of its properties in violation of the accessibility requirements of the Fair Housing Act and Americans With Disabilities Act. The suit seeks actual and punitive damages, injunctive relief (including modification of non-compliant properties), costs and attorneys’ fees. The Company believes it has a number of viable defenses, including that a majority of the named properties were completed before the operative dates of the statutes in question and/or were not designed or built by the Company. Accordingly, the Company is defending the suit vigorously. Due to the pendency of the Company’s defenses and the uncertainty of many other critical factual and legal issues, it is not possible to determine or predict the outcome of the suit or a possible loss or a range of loss, and no amounts have been accrued at December 31, 2010. While no assurances can be given, the Company does not believe that the suit, if adversely determined, would have a material adverse effect on the Company.
     The Company does not believe there is any other litigation pending or threatened against it that, individually or in the aggregate, may reasonably be expected to have a material adverse effect on the Company.
     The Company has established a reserve and recorded a corresponding reduction to its net gain on sales of discontinued operations related to potential liabilities associated with its condominium conversion activities. The reserve covers potential product liability related to each conversion. The Company periodically assesses the adequacy of the reserve and makes adjustments as necessary. During the year ended December 31, 2010, the Company recorded additional reserves of approximately  $0.7 million, paid approximately  $2.9 million in claims, settlements and legal fees and released approximately  $1.2 million of remaining reserves for settled claims. As a result, the Company had total reserves of approximately  $3.3 million at December 31, 2010. While no assurances can be given, the Company does not believe that the ultimate resolution of these potential liabilities, if adversely determined, would have a material adverse effect on the Company.
     As of December 31, 2010, the Company has four projects totaling 717 apartment units in various stages of development with estimated completion dates ranging through September 30, 2012, as well as other completed development projects that are in various stages of lease up or are stabilized. Some of the projects are developed solely by the Company, while others were co-developed with various third party development partners. The development venture agreements with partners are primarily deal-specific, with differing terms regarding profit-sharing, equity contributions, returns on investment, buy-sell agreements and other customary provisions. The partner is most often the “general” or “managing” partner of the development venture. The typical buy-sell arrangements contain appraisal rights and provisions that provide the right, but not the obligation, for the Company to acquire the partner’s interest in the project at fair market value upon the expiration of a negotiated time period (typically two to five years after substantial completion of the project).
     During the years ended December 31, 2010, 2009 and 2008, total operating lease payments incurred for office space, including a portion of real estate taxes, insurance, repairs and utilities, and including rent due under three ground leases, aggregated  $7.6 million,  $8.4 million and  $8.3 million, respectively.
     The Company has entered into a retirement benefits agreement with its Chairman of the Board of Trustees and deferred compensation agreements with its Vice Chairman and two former chief executive officers. During the years ended December 31, 2010 and 2009, the Company recognized compensation expense of  $0.9 million and  $1.2 million, respectively, related to these agreements. During the year ended December 31, 2008, the Company reduced compensation expense by  $0.4 million related to these agreements.
     The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2010:

Payments Due by Year (in thousands)
	2011	2012	2013	2014	2015	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$5,478	$4,285	$4,431	$4,736	$4,729	$320,928	$344,587
Other Long-Term Liabilities:
Deferred Compensation (b)	1,457	1,770	1,485	1,677	1,677	9,182	17,248

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for four properties/parcels.

(b)	Estimated payments to the Company’s Chairman, Vice Chairman and two former CEO’s based on planned retirement dates.

Reportable Segments	12 Months Ended
Dec. 31, 2010
Reportable Segments [Abstract]
Reportable Segments
19. Reportable Segments
     Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.
     The Company’s primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.
     The Company’s fee and asset management, development (including its partially owned properties), condominium conversion and corporate housing (Equity Corporate Housing or “ECH”) activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.
     All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2010, 2009 or 2008.
     The primary financial measure for the Company’s rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively, as well as total assets for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,670)	(28,670)

Total rental income	686,894	371,165	392,746	450,979	55,589	1,957,373

Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,248)	(11,248)

Total operating expenses	270,145	140,281	161,644	164,585	58,575	795,230

NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold — March YTD 2011 (4)	—	—	—	—	(17,422)	(17,422)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(2,986)	$1,162,143

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $0.6 million and other corporate operations. Also reflects a $10.5 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,304)	(28,304)

Total rental income	589,713	359,512	387,507	440,061	41,060	1,817,853

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,334)	(11,334)

Total operating expenses	224,150	131,547	160,704	157,901	57,358	731,660

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold — March YTD 2011 (4)	—	—	—	—	(16,970)	(16,970)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(16,298)	$1,086,193

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $1.4 million and other corporate operations. Also reflects a $9.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold — March YTD 2011 (5)	—	—	—	—	(28,870)	(28,870)

Total rental income	590,712	390,544	413,961	467,803	(15,617)	1,847,403

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold — March YTD 2011 (5)	—	—	—	—	(11,069)	(11,069)

Total operating expenses	216,479	136,112	169,017	165,343	59,468	746,419

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold — March YTD 2011 (5)	—	—	—	—	(17,801)	(17,801)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(75,085)	$1,100,984

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.

(3)	Other includes ECH, development, condominium conversion overhead of $2.8 million and other corporate operations. Also reflects a $13.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Reflects discontinued operations for properties sold during 2010.

(5)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.
Note: Markets included in the above geographic segments are as follows:
(a)	Northeast — New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.

(b)	Northwest — Denver, Portland, San Francisco Bay Area and Seattle/Tacoma.

(c)	Southeast — Atlanta, Jacksonville, Orlando, South Florida and Tampa.

(d)	Southwest — Albuquerque, Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.
     The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,957,373	$1,817,853	$1,847,403
Property and maintenance expense	(490,301)	(456,628)	(477,814)
Real estate taxes and insurance expense	(224,842)	(203,732)	(191,781)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(795,230)	(731,660)	(746,419)

Net operating income	$1,162,143	$1,086,193	$1,100,984

Subsequent Events/Other	12 Months Ended
Dec. 31, 2010
Subsequent Events Other [Abstract]
Subsequent Events/Other
20. Subsequent Events/Other
     Subsequent Events
     Subsequent to December 31, 2010, the Company:
▪	Acquired two apartment properties consisting of 521 apartment units for $137.1 million;

▪	Sold two consolidated apartment properties consisting of 600 apartment units for $32.7 million;

▪	Repaid $173.0 million in mortgage loans;

▪	Issued 3.0 million Common Shares at an average price of $50.84 per share for total consideration of $154.5 million under the Company’s ATM share offering program; and

▪	Increased its availability for issuance under the Company’s ATM share offering program to 10,000,000 Common Shares.
     Other
     During the year ended December 31, 2010, the Company recorded a  $45.4 million non-cash asset impairment charge on two parcels of land held for development as a result of changes in the Company’s future plans for those parcels. The Company now intends to sell one parcel in the near term and contemplates a joint venture structure for the other, necessitating this impairment charge. During the year ended December 31, 2009, the Company recorded an  $11.1 million non-cash asset impairment charge on a parcel of land held for development. During the year ended December 31, 2008, the Company recorded  $116.4 million of non-cash asset impairment charges on land held for development related to five potential development projects that will no longer be pursued. These charges were the result of an analysis of each parcel’s estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to its current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs.
     During the years ended December 31, 2010, 2009 and 2008, the Company incurred charges of  $6.6 million,  $1.7 million and  $0.2 million, respectively, related to property acquisition costs, such as survey, title and legal fees, on the acquisition of operating properties and  $5.3 million,  $4.8 million and  $5.6 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition and development transactions. These costs, totaling  $11.9 million,  $6.5 million and  $5.8 million, respectively, are included in other expenses in the accompanying consolidated statements of operations.
     During the year ended December 31, 2008, the Company recognized  $0.7 million of forfeited deposits for various terminated transactions, which are included in interest and other income. During the year ended December 31, 2010, an arbitration panel awarded commissions, interest and costs in the amount of  $1.7 million to the listing and marketing agent related to 38 potential condo sales at one of the Company’s properties. In addition, during 2010, 2009 and 2008, the Company received  $5.2 million,  $0.2 million and  $1.7 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.
     On July 16, 2010, a portion of the parking garage collapsed at one of the Company’s rental properties (Prospect Towers in Hackensack, New Jersey). The Company estimates that the costs related to such collapse (both expensed and capitalized), including providing for residents’ interim needs, lost revenue and garage reconstruction, will be approximately  $12.0 million, after insurance reimbursements of  $8.0 million. Costs to rebuild the garage will be capitalized as incurred. Other costs, like those to accommodate displaced residents, lost revenue due to a portion of the property being temporarily unavailable for occupancy and legal costs, will reduce earnings as they are incurred. Generally, insurance proceeds will be recorded as increases to earnings as they are received. An impairment charge of  $1.3 million was recognized to write-off the net book value of the collapsed garage. During the year ended December 31, 2010, the Company received approximately  $4.0 million in insurance proceeds which fully offset the impairment charge and partially offset expenses of  $5.5 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
21. Quarterly Financial Data (Unaudited)
     The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2011. Amounts are in thousands, except for per share amounts.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (1)	$464,999	$487,439	$504,556	$509,855
Operating income (1)	110,008	112,938	118,721	90,996
(Loss) income from continuing operations (1)	(9,407)	2,263	12,624	(34,515)
Discontinued operations, net (1)	67,263	7,826	17,202	232,727
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share — basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share — diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	300,379	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$472,082	$494,541	$511,772	$517,124
Total revenues subsequently reclassified to discontinued operations	(7,083)	(7,102)	(7,216)	(7,269)

Total revenues disclosed in Form 8-K	$464,999	$487,439	$504,556	$509,855

Operating income previously reported in 2010 Form 10-K	$112,382	$115,247	$121,047	$93,325
Operating income subsequently reclassified to discontinued operations	(2,374)	(2,309)	(2,326)	(2,329)

Operating income disclosed in Form 8-K	$110,008	$112,938	$118,721	$90,996

(Loss) income from continuing operations previously reported in 2010 Form 10-K	$(7,267)	$4,714	$14,930	$(32,221)
Income from continuing operations subsequently reclassified to discontinued operations	(2,140)	(2,451)	(2,306)	(2,294)

(Loss) income from continuing operations disclosed in Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)

Discontinued operations, net previously reported in 2010 Form 10-K	$65,123	$5,375	$14,896	$230,433
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,140	2,451	2,306	2,294

Discontinued operations, net disclosed in Form 8-K	$67,263	$7,826	$17,202	$232,727

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues (2)	$459,083	$457,098	$457,777	$454,241
Operating income (2)	124,057	118,354	120,470	124,683
Income (loss) from continuing operations (2)	5,684	5,503	2,066	(19,212)
Discontinued operations, net (2)	79,737	100,429	141,299	66,523
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share — basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share — diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	288,853	289,338	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$466,177	$464,225	$464,827	$461,274
Total revenues subsequently reclassified to discontinued operations	(7,094)	(7,127)	(7,050)	(7,033)

Total revenues disclosed in Form 8-K	$459,083	$457,098	$457,777	$454,241

Operating income previously reported in 2010 Form 10-K	$126,283	$120,661	$122,703	$126,954
Operating income subsequently reclassified to discontinued operations	(2,226)	(2,307)	(2,233)	(2,271)

Operating income disclosed in Form 8-K	$124,057	$118,354	$120,470	$124,683

Income (loss) from continuing operations previously reported in 2010 Form 10-K	$7,858	$7,813	$4,256	$(16,996)
Income from continuing operations subsequently reclassified to discontinued operations	(2,174)	(2,310)	(2,190)	(2,216)

Income (loss) from continuing operations disclosed in Form 8-K	$5,684	$5,503	$2,066	$(19,212)

Discontinued operations, net previously reported in 2010 Form 10-K	$77,563	$98,119	$139,109	$64,307
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,174	2,310	2,190	2,216

Discontinued operations, net disclosed in Form 8-K	$79,737	$100,429	$141,299	$66,523

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
Overall Summary
December 31, 2010

	Properties		Investment in Real	Accumulated	Investment in Real
	(H)	Units (H)	Estate, Gross	Depreciation	Estate, Net	Encumbrances
Wholly Owned Unencumbered	288	80,239	$12,555,402,637	$(2,847,912,228)	$9,707,490,409	$—
Wholly Owned Encumbered	137	39,395	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,417,683,780

Wholly Owned Properties	425	119,634	18,571,823,987	(4,194,538,736)	14,377,285,251	4,012,928,832

Partially Owned Unencumbered	—	—	25,130,204	—	25,130,204	—
Partially Owned Encumbered	24	5,232	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Partially Owned Properties	24	5,232	1,130,547,005	(142,817,905)	987,729,100	749,967,053

Total Unencumbered Properties	288	80,239	12,580,532,841	(2,847,912,228)	9,732,620,613	—
Total Encumbered Properties	161	44,627	7,121,838,151	(1,489,444,413)	5,632,393,738	4,762,895,885

Total Consolidated Investment in Real Estate	449	124,866	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1)	See attached Encumbrances Reconciliation.
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
Encumbrances Reconciliation
December 31, 2010

	Number of
	Properties	See Properties
Portfolio/Entity Encumbrances	Encumbered by	With Note:	Amount
EQR-Bond Partnership	6	I	$51,670,000
EQR-Fanwell 2007 LP	7	J	223,138,000
EQR-Wellfan 2008 LP (R)	15	K	550,000,000
EQR-SOMBRA 2008 LP	18	L	543,000,000	(1)
Other	—	—	49,875,780	(1)

Portfolio/Entity Encumbrances	46		1,417,683,780

Individual Property Encumbrances			3,345,212,105

Total Encumbrances per Financial Statements			$4,762,895,885

(1)	Temporary letters of credit supported by the Company’s revolving credit facility and/or a temporary guaranty from the Operating Partnership were posted as collateral in place of sold properties. Property substitutions closed in January 2011 and the letters of credit and guaranty were terminated.
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
(Amounts in thousands)
The changes in total real estate for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$18,465,144	$18,690,239	$18,333,350
Acquisitions and development	1,789,948	512,977	995,026
Improvements	141,199	125,965	172,165
Dispositions and other	(693,920)	(864,037)	(810,302)

Balance, end of year	$19,702,371	$18,465,144	$18,690,239

The changes in accumulated depreciation for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$3,877,564	$3,561,300	$3,170,125
Depreciation	673,403	600,375	602,908
Dispositions and other	(213,610)	(284,111)	(211,733)

Balance, end of year	$4,337,357	$3,877,564	$3,561,300

EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

EQR Wholly Owned Unencumbered:
500 West 23rd Street (fka 10 Chelsea)	New York, NY	(F)	—	$—	$27,382,360	$—	$—	$—	$27,382,360	$27,382,360	$—	$27,382,360	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	—	285,543	9,213,512	36,844,732	46,058,244	(7,702,999)	38,355,245	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,680,000	—	163,567	9,780,000	89,843,567	99,623,567	(7,954,463)	91,669,104	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,602,563	—	2,032,029	7,924,126	25,634,592	33,558,718	(7,213,204)	26,345,514	—
2201 Pershing Drive	Arlington, VA	(F)	—	12,054,081	2,652,636	—	—	12,054,081	2,652,636	14,706,717	—	14,706,717	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	114,013,785	—	732,059	30,006,593	114,745,844	144,752,437	(21,822,792)	122,929,645	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	—	2,501,381	39,277,000	25,528,365	64,805,365	(5,980,711)	58,824,654	—
425 Mass	Washington, D.C. (G)	2009	559	28,150,000	138,600,000	—	1,953,014	28,150,000	140,553,014	168,703,014	(4,494,218)	164,208,796	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	—	195,058	32,852,000	43,335,609	76,187,609	(9,485,348)	66,702,261	—
70 Greene	Jersey City, NJ (G)	2010	480	28,170,659	239,232,094	—	103,450	28,170,659	239,335,544	267,506,203	(6,599,249)	260,906,954	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	—	2,960,860	22,611,600	80,453,031	103,064,631	(17,989,358)	85,075,273	—
777 Sixth	New York, NY (G)	2002	294	65,352,706	65,747,294	—	282,143	65,352,706	66,029,437	131,382,143	(8,432,644)	122,949,499	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	—	2,359,072	553,105	6,056,468	6,609,573	(2,794,784)	3,814,789	—
Acacia Creek	Scottsdale, AZ	1988-1994	304	3,663,473	21,172,386	—	2,814,423	3,663,473	23,986,809	27,650,282	(11,190,829)	16,459,453	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	—	3,182,624	5,500,000	31,783,420	37,283,420	(8,171,582)	29,111,838	—
Arlington at Perimeter Center	Atlanta, GA	1980	204	2,448,000	8,099,110	—	114,675	2,448,000	8,213,785	10,661,785	(1,300,791)	9,360,994	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	—	5,966,954	2,594,264	39,009,352	41,603,616	(18,806,334)	22,797,282	—
Audubon Village	Tampa, FL	1990	447	3,576,000	26,121,909	—	4,114,611	3,576,000	30,236,520	33,812,520	(13,268,213)	20,544,307	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	—	6,216,049	3,808,823	35,538,292	39,347,115	(15,974,356)	23,372,759	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	—	917,456	5,000,000	18,702,844	23,702,844	(4,583,891)	19,118,953	—
Avon Place, LLC	Avon, CT	1973	163	1,788,943	12,440,003	—	1,531,391	1,788,943	13,971,394	15,760,337	(4,990,349)	10,769,988	—
Ball Park Lofts	Denver, CO (G)	2003	343	5,481,556	51,658,740	—	2,708,015	5,481,556	54,366,755	59,848,311	(12,931,360)	46,916,951	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	—	2,533,678	6,990,000	18,274,503	25,264,503	(6,000,104)	19,264,399	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	—	740,325	7,600,000	28,177,564	35,777,564	(7,029,980)	28,747,584	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	—	667,419	5,686,861	26,737,959	32,424,820	(7,277,028)	25,147,792	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	—	3,393,449	2,978,879	24,034,782	27,013,661	(11,641,771)	15,371,890	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003-2007	579	31,682,754	121,095,785	—	1,390,256	31,682,754	122,486,041	154,168,795	(23,933,139)	130,235,656	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	—	(5,320)	63,158	243,609	306,767	—	306,767	—
Beneva Place	Sarasota, FL	1986	192	1,344,000	9,665,447	—	1,728,604	1,344,000	11,394,051	12,738,051	(5,284,608)	7,453,443	—
Berkeley Land	Berkeley, CA	(F)	—	13,908,910	801,101	—	—	13,908,910	801,101	14,710,011	—	14,710,011	—
Bermuda Cove	Jacksonville, FL	1989	350	1,503,000	19,561,896	—	4,556,127	1,503,000	24,118,023	25,621,023	(11,324,915)	14,296,108	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	—	3,646,274	2,592,000	21,636,710	24,228,710	(10,340,427)	13,888,283	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	—	579,531	401,091	3,260,741	3,661,832	(1,301,744)	2,360,088	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	—	1,274,495	928,972	7,484,483	8,413,455	(3,030,004)	5,383,451	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	—	1,100,564	792,509	1,893,073	—	1,893,073	—
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	—	2,010,434	2,160,000	15,357,983	17,517,983	(6,560,719)	10,957,264	—
Brookside (MD)	Frederick, MD	1993	228	2,736,000	7,934,069	—	2,157,009	2,736,000	10,091,078	12,827,078	(4,847,243)	7,979,835	—
Brookside II (MD)	Frederick, MD	1979	204	2,450,800	6,913,202	—	2,622,214	2,450,800	9,535,416	11,986,216	(4,965,160)	7,021,056	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	—	5,445,971	1,924,900	22,770,564	24,695,464	(13,879,083)	10,816,381	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	—	3,585,927	10,000,000	54,953,840	64,953,840	(15,384,028)	49,569,812	—
Center Pointe	Beaverton, OR	1996	264	3,421,535	15,708,853	—	2,605,275	3,421,535	18,314,128	21,735,663	(7,023,656)	14,712,007	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	—	2,576,818	5,616,000	26,062,709	31,678,709	(9,857,007)	21,821,702	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	—	539,590	1,820,000	10,068,488	11,888,488	(3,186,170)	8,702,318	—
Chandler Court	Chandler, AZ	1987	316	1,353,100	12,175,173	—	4,308,670	1,353,100	16,483,843	17,836,943	(9,303,425)	8,533,518	—
Chandlers Bay	Kent, WA	1989	293	3,700,000	18,962,585	—	69,473	3,700,000	19,032,058	22,732,058	(2,175,442)	20,556,616	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	—	1,974,089	1,818,000	26,463,760	28,281,760	(11,447,801)	16,833,959	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	—	20,936,090	8,993,411	48,237,142	57,230,553	(22,479,872)	34,750,681	—
Chestnut Hills	Puyallup, WA	1991	157	756,300	6,806,635	—	1,360,272	756,300	8,166,907	8,923,207	(4,244,605)	4,678,602	—
Chickasaw Crossing	Orlando, FL	1986	292	2,044,000	12,366,832	—	1,786,050	2,044,000	14,152,882	16,196,882	(6,515,656)	9,681,226	—
Chinatown Gateway	Los Angeles, CA	(F)	—	14,791,831	11,026,473	—	—	14,791,831	11,026,473	25,818,304	—	25,818,304	—
Citrus Falls	Tampa, FL	2003	273	8,190,000	28,894,280	—	381,158	8,190,000	29,275,438	37,465,438	(5,939,746)	31,525,692	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	—	1,256,448	6,440,800	21,249,908	27,690,708	(5,161,465)	22,529,243	—
Clarys Crossing	Columbia, MD	1984	198	891,000	15,489,721	—	1,986,718	891,000	17,476,439	18,367,439	(8,016,743)	10,350,696	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	—	3,663,066	6,615,467	18,492,401	25,107,868	(3,530,065)	21,577,803	—
Club at Tanasbourne	Hillsboro, OR	1990	352	3,521,300	16,257,934	—	3,046,161	3,521,300	19,304,095	22,825,395	(9,895,369)	12,930,026	—
Club at the Green	Beaverton, OR	1991	254	2,030,950	12,616,747	—	2,526,289	2,030,950	15,143,036	17,173,986	(7,815,215)	9,358,771	—
Coconut Palm Club	Coconut Creek, GA	1992	300	3,001,700	17,678,928	—	2,525,679	3,001,700	20,204,607	23,206,307	(9,321,082)	13,885,225	—
Cortona at Dana Park	Mesa, AZ	1986	222	2,028,939	12,466,128	—	2,413,182	2,028,939	14,879,310	16,908,249	(7,286,220)	9,622,029	—
Country Gables	Beaverton, OR	1991	288	1,580,500	14,215,444	—	3,412,313	1,580,500	17,627,757	19,208,257	(9,537,809)	9,670,448	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	—	2,779,931	12,600,000	34,249,582	46,849,582	(9,526,032)	37,323,550	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	—	14,800,000	37,874,719	52,674,719	(10,138,327)	42,536,392	—
Cove at Fishers Landing	Vancouver, WA	1993	253	2,277,000	15,656,887	—	1,152,551	2,277,000	16,809,438	19,086,438	(5,710,162)	13,376,276	—
Creekside Village	Mountlake Terrace, WA	1987	512	2,807,600	25,270,594	—	4,629,268	2,807,600	29,899,862	32,707,462	(17,364,294)	15,343,168	—
Crosswinds	St. Petersburg, FL	1986	208	1,561,200	5,756,822	—	2,155,601	1,561,200	7,912,423	9,473,623	(4,270,769)	5,202,854	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	—	7,093,468	3,156,600	35,508,067	38,664,667	(17,536,796)	21,127,871	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	—	128,840	12,009,630	44,536,817	56,546,447	(5,032,304)	51,514,143	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	—	1,474,998	7,000,000	29,129,814	36,129,814	(7,889,517)	28,240,297	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	—	1,964,282	1,609,800	12,797,036	14,406,836	(6,455,552)	7,951,284	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	—	622,827	498,080	3,952,387	4,450,467	(1,678,930)	2,771,537	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	—	3,818,931	4,742,200	24,091,823	28,834,023	(11,726,867)	17,107,156	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	—	1,990,444	2,966,400	12,560,654	15,527,054	(5,858,484)	9,668,570	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Del Mar Ridge	San Diego, CA	1998	181	7,801,824	36,948,176	—	2,298,593	7,801,824	39,246,769	47,048,593	(3,116,754)	43,931,839	—
Desert Homes	Phoenix, AZ	1982	412	1,481,050	13,390,249	—	4,652,484	1,481,050	18,042,733	19,523,783	(10,220,322)	9,303,461	—
Eagle Canyon	Chino Hills, CA	1985	252	1,808,900	16,274,361	—	4,994,045	1,808,900	21,268,406	23,077,306	(10,622,403)	12,454,903	—
Ellipse at Government Center	Fairfax, VA	1989	404	19,433,000	56,816,266	—	2,245,450	19,433,000	59,061,716	78,494,716	(7,973,317)	70,521,399	—
Emerson Place	Boston, MA (G)	1962	444	14,855,000	57,566,636	—	15,120,573	14,855,000	72,687,209	87,542,209	(36,608,983)	50,933,226	—
Enclave at Lake Underhill	Orlando, FL	1989	312	9,359,750	29,539,650	—	1,690,403	9,359,750	31,230,053	40,589,803	(7,327,341)	33,262,462	—
Enclave at Waterways	Deerfield Beach, FL	1998	300	15,000,000	33,194,576	—	843,037	15,000,000	34,037,613	49,037,613	(8,268,775)	40,768,838	—
Enclave at Winston Park	Coconut Creek, FL	1995	278	5,560,000	19,939,324	—	2,101,199	5,560,000	22,040,523	27,600,523	(7,511,989)	20,088,534	—
Enclave, The	Tempe, AZ	1994	204	1,500,192	19,281,399	—	1,333,483	1,500,192	20,614,882	22,115,074	(9,498,305)	12,616,769	—
Estates at Phipps	Atlanta, GA	1996	234	9,360,000	29,705,236	—	3,780,696	9,360,000	33,485,932	42,845,932	(9,625,684)	33,220,248	—
Estates at Wellington Green	Wellington, FL	2003	400	20,000,000	64,790,850	—	1,719,926	20,000,000	66,510,776	86,510,776	(15,486,015)	71,024,761	—
Fairland Gardens	Silver Spring, MD	1981	400	6,000,000	19,972,183	—	5,994,235	6,000,000	25,966,418	31,966,418	(12,839,143)	19,127,275	—
Four Winds	Fall River, MA	1987	168	1,370,843	9,163,804	—	1,961,290	1,370,843	11,125,094	12,495,937	(4,317,329)	8,178,608	—
Fox Hill Apartments	Enfield, CT	1974	168	1,129,018	7,547,256	—	1,410,030	1,129,018	8,957,286	10,086,304	(3,473,400)	6,612,904	—
Fox Run (WA)	Federal Way, WA	1988	144	626,637	5,765,018	—	1,644,476	626,637	7,409,494	8,036,131	(4,492,269)	3,543,862	—
Fox Run II (WA)	Federal Way, WA	1988	18	80,000	1,286,139	—	53,086	80,000	1,339,225	1,419,225	(389,957)	1,029,268	—
Gables Grand Plaza	Coral Gables, FL (G)	1998	195	—	44,601,000	—	3,174,122	—	47,775,122	47,775,122	(12,598,590)	35,176,532	—
Gallery, The	Hermosa Beach, CA	1971	168	18,144,000	46,567,941	—	1,719,605	18,144,000	48,287,546	66,431,546	(9,535,678)	56,895,868	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990	296	1,896,600	17,070,795	—	3,174,037	1,896,600	20,244,832	22,141,432	(10,411,240)	11,730,192	—
Gatehouse on the Green	Plantation, FL	1990	312	2,228,200	20,056,270	—	6,485,962	2,228,200	26,542,232	28,770,432	(12,580,475)	16,189,957	—
Gates of Redmond	Redmond, WA	1979	180	2,306,100	12,064,015	—	4,624,741	2,306,100	16,688,756	18,994,856	(7,467,775)	11,527,081	—
Gatewood	Pleasanton, CA	1985	200	6,796,511	20,249,392	—	3,558,873	6,796,511	23,808,265	30,604,776	(6,922,485)	23,682,291	—
Governors Green	Bowie, MD	1999	478	19,845,000	73,335,916	—	513,833	19,845,000	73,849,749	93,694,749	(10,600,450)	83,094,299	—
Greenfield Village	Rocky Hill , CT	1965	151	911,534	6,093,418	—	623,523	911,534	6,716,941	7,628,475	(2,669,219)	4,959,256	—
Greenhouse — Roswell	Roswell, GA	1985	236	1,220,000	10,974,727	—	2,862,866	1,220,000	13,837,593	15,057,593	(8,334,268)	6,723,325	—
Hamilton Villas	Beverly Hills, CA	1990	35	7,772,000	16,864,269	—	1,197,789	7,772,000	18,062,058	25,834,058	(2,088,921)	23,745,137	—
Hammocks Place	Miami, FL	1986	296	319,180	12,513,467	—	3,361,988	319,180	15,875,455	16,194,635	(9,682,288)	6,512,347	—
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	—	1,855,750	10,806,000	32,191,080	42,997,080	(8,142,603)	34,854,477	—
Hamptons	Puyallup, WA	1991	230	1,119,200	10,075,844	—	1,812,434	1,119,200	11,888,278	13,007,478	(6,014,780)	6,992,698	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	—	492,899	6,895,000	19,476,496	26,371,496	(5,168,705)	21,202,791	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	—	1,360,019	1,209,705	14,496,922	15,706,627	(6,803,317)	8,903,310	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	—	1,923,892	1,546,700	9,698,568	11,245,268	(5,039,618)	6,205,650	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	—	756,263	583,679	4,658,037	5,241,716	(1,793,920)	3,447,796	—
Highland Glen	Westwood, MA	1979	180	2,229,095	16,828,153	—	2,239,543	2,229,095	19,067,696	21,296,791	(7,067,157)	14,229,634	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	—	80,545	—	19,956,402	19,956,402	(2,819,615)	17,136,787	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	—	733,896	10,080,000	38,260,808	48,340,808	(7,925,678)	40,415,130	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	—	2,805,757	11,823,840	34,796,727	46,620,567	(7,688,227)	38,932,340	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	—	748,402	23,420,000	70,835,378	94,255,378	(16,184,367)	78,071,011	—
Hudson Pointe	Jersey City, NJ	2003	182	5,148,500	41,149,117	—	1,048,724	5,148,500	42,197,841	47,346,341	(10,223,470)	37,122,871	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	—	3,620,694	1,597,500	17,988,558	19,586,058	(10,893,191)	8,692,867	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,800,330	—	3,042,609	1,075,700	12,842,939	13,918,639	(8,082,539)	5,836,100	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	—	7,755,418	15,000,000	32,090,967	47,090,967	(8,103,335)	38,987,632	—
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	—	1,660,272	1,650,237	21,253,395	22,903,632	(9,860,515)	13,043,117	—
Kempton Downs	Gresham, OR	1990	278	1,217,349	10,943,372	—	2,838,147	1,217,349	13,781,519	14,998,868	(7,994,662)	7,004,206	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	—	1,627,860	14,100,000	26,290,743	40,390,743	(5,165,397)	35,225,346	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	—	1,197,975	8,460,000	32,959,445	41,419,445	(7,409,728)	34,009,717	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,643	—	21,547	3,306,286	24,541,190	27,847,476	(2,038,084)	25,809,392	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	—	2,692,770	19,200,000	51,072,356	70,272,356	(12,387,179)	57,885,177	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	—	13,968,700	28,895,200	109,536,643	138,431,843	(51,916,782)	86,515,061	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	—	2,944,380	6,000,000	50,393,733	56,393,733	(16,239,415)	40,154,318	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	—	3,329,323	13,642,420	33,036,798	46,679,218	(9,100,501)	37,578,717	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,206	—	3,594,116	23,520,000	78,662,322	102,182,322	(17,301,402)	84,880,920	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	—	4,881,752	17,900,000	29,342,741	47,242,741	(7,519,945)	39,722,796	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,050	—	6,567,661	27,246,045	44,308,711	71,554,756	(15,348,539)	56,206,217	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	—	115,519	9,000,000	36,033,330	45,033,330	(4,435,319)	40,598,011	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	—	1,466,728	6,330,000	39,023,741	45,353,741	(9,805,338)	35,548,403	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	—	295,479	6,469,230	47,041,333	53,510,563	(10,789,289)	42,721,274	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	—	2,476,212	3,521,900	25,364,517	28,886,417	(11,200,145)	17,686,272	—
Lexington Park	Orlando, FL	1988	252	2,016,000	12,346,726	—	2,450,467	2,016,000	14,797,193	16,813,193	(7,062,512)	9,750,681	—
Little Cottonwoods	Tempe, AZ	1984	379	3,050,133	26,991,689	—	3,737,391	3,050,133	30,729,080	33,779,213	(14,499,829)	19,279,384	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	—	125,953	73,170,045	54,088,463	127,258,508	(7,505,448)	119,753,060	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	183,940,619	—	47,318,604	53,164,160	231,259,223	284,423,383	(97,449,615)	186,973,768	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	—	2,002,602	1,454,048	15,089,995	16,544,043	(8,825,354)	7,718,689	—
Madison, The	Alexandria, VA	(F)	—	15,261,108	1,080,330	—	—	15,261,108	1,080,330	16,341,438	—	16,341,438	—
Marbrisa	Tampa, FL	1984	224	2,240,000	7,183,561	—	79,738	2,240,000	7,263,299	9,503,299	(1,234,564)	8,268,735	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	—	3,244,046	1,861,200	19,988,997	21,850,197	(9,702,938)	12,147,259	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	297,637	—	—	12,542,418	297,637	12,840,055	—	12,840,055	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	—	2,726,408	6,888,500	24,330,992	31,219,492	(11,834,160)	19,385,332	—
Martha Lake	Lynnwood, WA	1991	155	821,200	7,405,070	—	1,985,277	821,200	9,390,347	10,211,547	(4,980,064)	5,231,483	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	—	2,642,670	3,200,000	12,258,934	15,458,934	(1,957,800)	13,501,134	—
Merritt at Satellite Place	Duluth, GA	1999	424	3,400,000	30,115,674	—	2,440,228	3,400,000	32,555,902	35,955,902	(13,072,220)	22,883,682	—
Mill Pond	Millersville, MD	1984	240	2,880,000	8,468,014	—	2,718,776	2,880,000	11,186,790	14,066,790	(5,505,405)	8,561,385	—
Mira Flores	Palm Beach Gardens, FL	1996	352	7,039,313	22,515,299	—	2,298,916	7,039,313	24,814,215	31,853,528	(8,485,263)	23,368,265	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	—	2,717,235	2,432,000	24,340,795	26,772,795	(10,820,242)	15,952,553	—
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	—	3,151,242	5,190,700	12,830,351	18,021,051	(5,623,277)	12,397,774	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	—	1,697,299	670,470	14,305,275	14,975,745	(6,740,861)	8,234,884	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	—	237,451	4,120,800	42,714,748	46,835,548	(4,141,764)	42,693,784	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,583,270	—	668,419	8,500,000	53,251,689	61,751,689	(8,972,618)	52,779,071	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	—	1,049,654	15,800,000	47,192,549	62,992,549	(10,341,684)	52,650,865	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,528,381	—	5,798,143	1,843,200	23,326,524	25,169,724	(14,229,754)	10,939,970	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,246,990	—	3,654,124	1,513,500	17,901,114	19,414,614	(10,571,731)	8,842,883	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	—	1,728,818	9,360,000	22,507,371	31,867,371	(8,256,285)	23,611,086	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	—	9,754,730	15,000,000	32,897,032	47,897,032	(9,909,101)	37,987,931	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,705	—	8,471,887	5,527,800	23,163,592	28,691,392	(9,697,063)	18,994,329	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	—	2,806,978	1,706,900	18,169,644	19,876,544	(9,627,790)	10,248,754	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	—	2,923,629	1,683,800	18,078,237	19,762,037	(9,624,230)	10,137,807	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	—	3,552,434	20,240,000	23,705,050	43,945,050	(5,665,262)	38,279,788	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	—	2,058,043	5,111,200	13,968,481	19,079,681	(6,514,987)	12,564,694	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	—	3,233,758	2,838,749	28,778,767	31,617,516	(13,599,381)	18,018,135	—
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	—	2,226,097	14,752,034	75,561,522	90,313,556	(19,377,834)	70,935,722	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	—	1,127,901	480,600	5,499,934	5,980,534	(3,295,398)	2,685,136	—
Overlook Manor	Frederick, MD	1980/1985	108	1,299,100	3,930,931	—	2,142,057	1,299,100	6,072,988	7,372,088	(3,277,788)	4,094,300	—
Overlook Manor II	Frederick, MD	1980/1985	182	2,186,300	6,262,597	—	1,253,022	2,186,300	7,515,619	9,701,919	(3,549,205)	6,152,714	—
Paces Station	Atlanta, GA	1984-1989	610	4,801,500	32,548,053	—	8,202,985	4,801,500	40,751,038	45,552,538	(20,808,476)	24,744,062	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	—	2,605,905	38,400,000	108,299,337	146,699,337	(23,469,327)	123,230,010	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	—	1,846,801	1,055,800	11,352,918	12,408,718	(5,866,485)	6,542,233	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	—	4,115,467	40,504,000	22,141,146	62,645,146	(4,773,963)	57,871,183	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	—	5,120,583	37,600,000	14,976,180	52,576,180	(3,867,865)	48,708,315	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	—	6,947,750	52,654,000	29,993,501	82,647,501	(6,372,704)	76,274,797	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	—	898,823	15,420,000	36,963,452	52,383,452	(9,407,101)	42,976,351	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	—	5,418,219	3,033,500	32,720,602	35,754,102	(17,933,416)	17,820,686	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	—	3,310,231	6,246,700	15,137,684	21,384,384	(7,795,045)	13,589,339	—
Parkview Terrace	Redlands, CA	1986	558	4,969,200	35,653,777	—	11,282,338	4,969,200	46,936,115	51,905,315	(22,196,279)	29,709,036	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	—	936,091	816,922	6,397,046	7,213,968	(2,475,515)	4,738,453	—
Pine Harbour	Orlando, FL	1991	366	1,664,300	14,970,915	—	3,529,258	1,664,300	18,500,173	20,164,473	(11,225,249)	8,939,224	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	—	7,145,521	35,100,000	40,619,343	75,719,343	(10,641,111)	65,078,232	—
Pointe at South Mountain	Phoenix, AZ	1988	364	2,228,800	20,059,311	—	3,210,958	2,228,800	23,270,269	25,499,069	(11,847,168)	13,651,901	—
Polos East	Orlando, FL	1991	308	1,386,000	19,058,620	—	2,188,231	1,386,000	21,246,851	22,632,851	(9,567,266)	13,065,585	—
Port Royale	Ft. Lauderdale, FL (G)	1988	252	1,754,200	15,789,873	—	7,514,240	1,754,200	23,304,113	25,058,313	(12,612,882)	12,445,431	—
Port Royale II	Ft. Lauderdale, FL (G)	1988	161	1,022,200	9,203,166	—	4,702,265	1,022,200	13,905,431	14,927,631	(7,140,443)	7,787,188	—
Port Royale III	Ft. Lauderdale, FL (G)	1988	324	7,454,900	14,725,802	—	8,935,675	7,454,900	23,661,477	31,116,377	(11,497,857)	19,618,520	—
Port Royale IV	Ft. Lauderdale, FL	(F)	—	—	387,471	—	—	—	387,471	387,471	—	387,471	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	—	2,150,998	3,572,400	16,811,992	20,384,392	(7,854,366)	12,530,026	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	—	2,302,820	8,640,000	23,789,946	32,429,946	(8,794,584)	23,635,362	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	—	14,773,378	22,487,006	111,616,291	134,103,297	(47,349,520)	86,753,777	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	—	3,069,187	13,500,000	63,080,395	76,580,395	(16,723,806)	59,856,589	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	—	587,595	32,000,000	65,024,134	97,024,134	(12,202,034)	84,822,100	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	—	4,740,072	13,320,000	35,093,820	48,413,820	(12,325,089)	36,088,731	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,279	—	2,762,304	14,700,000	38,152,583	52,852,583	(10,327,370)	42,525,213	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	—	3,364,705	6,640,000	30,108,465	36,748,465	(10,964,932)	25,783,533	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	—	4,744,546	2,272,800	25,290,835	27,563,635	(13,575,380)	13,988,255	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	—	3,698,629	2,355,509	34,120,469	36,475,978	(16,314,043)	20,161,935	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,738,452	—	2,938,287	3,926,600	34,676,739	38,603,339	(13,635,911)	24,967,428	—
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	33,104,733	—	2,070,180	4,500,000	35,174,913	39,674,913	(10,813,863)	28,861,050	—
Ravens Crest	Plainsboro, NJ	1984	704	4,670,850	42,080,642	—	11,945,748	4,670,850	54,026,390	58,697,240	(31,532,339)	27,164,901	—
Redmond Ridge	Redmond, WA	2008	321	6,975,705	46,175,001	—	73,615	6,975,705	46,248,616	53,224,321	(4,628,114)	48,596,207	—
Red 160 (fka Redmond Way)	Redmond, WA (G)	(F)	—	15,546,376	61,417,903	—	9,488	15,546,376	61,427,391	76,973,767	(339)	76,973,428	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,254	—	4,433,614	1,857,400	21,146,868	23,004,268	(11,462,162)	11,542,106	—
Regency Park	Centreville, VA	1989	252	2,521,500	16,200,666	—	7,802,524	2,521,500	24,003,190	26,524,690	(11,693,111)	14,831,579	—
Registry	Northglenn, CO	1986	208	2,000,000	10,926,759	—	48,337	2,000,000	10,975,096	12,975,096	(1,278,875)	11,696,221	—
Remington Place	Phoenix, AZ	1983	412	1,492,750	13,377,478	—	4,637,494	1,492,750	18,014,972	19,507,722	(10,299,256)	9,208,466	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	—	5,418	2,458,000	4,547,418	7,005,418	(332,879)	6,672,539	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	—	4,721,183	3,520,400	28,053,677	31,574,077	(13,452,026)	18,122,051	—
Reserve at Town Center	Loudon, VA	2002	290	3,144,056	27,669,121	—	712,324	3,144,056	28,381,445	31,525,501	(7,401,808)	24,123,693	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,417	17,172,642	—	7,133	4,310,417	17,179,775	21,490,192	(614,973)	20,875,219	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	220,235	—	—	2,089,388	220,235	2,309,623	—	2,309,623	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	—	2,380,882	3,475,114	29,646,134	33,121,248	(12,339,194)	20,782,054	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	—	84,986	2,268,160	14,949,468	17,217,628	(1,125,268)	16,092,360	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	—	2,195,996	11,809,500	36,200,044	48,009,544	(14,118,993)	33,890,551	—
River Pointe at Den Rock Park	Lawrence, MA	2000	174	4,615,702	18,440,147	—	1,212,909	4,615,702	19,653,056	24,268,758	(6,078,818)	18,189,940	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	—	401,052	118,669,441	99,281,611	217,951,052	(12,970,964)	204,980,088	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,826	—	2,724,959	3,325,517	25,298,785	28,624,302	(9,670,355)	18,953,947	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	—	1,806,846	2,300,000	9,213,576	11,513,576	(4,117,696)	7,395,880	—
Royal Oaks (FL)	Jacksonville, FL	1991	284	1,988,000	13,645,117	—	3,882,711	1,988,000	17,527,828	19,515,828	(7,780,869)	11,734,959	—
Sabal Palm at Carrollwood Place	Tampa, FL	1995	432	3,888,000	26,911,542	—	2,533,589	3,888,000	29,445,131	33,333,131	(12,979,307)	20,353,824	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	—	3,982,057	2,800,000	27,669,950	30,469,950	(12,197,653)	18,272,297	—
Sabal Palm at Metrowest	Orlando, FL	1998	411	4,110,000	38,394,865	—	3,876,633	4,110,000	42,271,498	46,381,498	(18,443,292)	27,938,206	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	—	2,691,106	4,560,000	36,598,389	41,158,389	(15,830,427)	25,327,962	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	—	3,961,145	1,951,600	21,531,653	23,483,253	(11,635,146)	11,848,107	—
Saddle Ridge	Ashburn, VA	1989	216	1,364,800	12,283,616	—	2,201,030	1,364,800	14,484,646	15,849,446	(7,934,560)	7,914,886	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	—	412,814	2,500,000	12,434,070	14,934,070	(2,576,867)	12,357,203	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,114,542	—	2,628,399	7,696,095	36,742,941	44,439,036	(10,138,404)	34,300,632	—
Savoy III	Aurora, CO	(F)	—	659,165	4,749,723	—	—	659,165	4,749,723	5,408,888	—	5,408,888	—
Sawgrass Cove	Bradenton, FL	1991	336	3,360,000	12,587,189	—	80,974	3,360,000	12,668,163	16,028,163	(1,947,404)	14,080,759	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,126	—	2,394,761	1,815,000	10,002,887	11,817,887	(4,923,278)	6,894,609	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	—	254,926	3,750,000	15,004,926	18,754,926	(2,039,282)	16,715,644	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	—	4,006,480	2,760,400	28,851,766	31,612,166	(14,437,537)	17,174,629	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	—	2,878,988	663,800	8,853,791	9,517,591	(4,849,519)	4,668,072	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	—	1,434,843	6,000,000	23,154,611	29,154,611	(6,340,966)	22,813,645	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	—	1,252,843	12,000,000	24,423,423	36,423,423	(5,113,176)	31,310,247	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,593	—	14,017,392	18,313,414	61,108,985	79,422,399	(21,027,176)	58,395,223	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	—	2,738,600	8,900,000	26,821,624	35,721,624	(11,637,233)	24,084,391	—
Silver Springs (FL)	Jacksonville, FL	1985	432	1,831,100	16,474,735	—	5,779,723	1,831,100	22,254,458	24,085,558	(12,404,671)	11,680,887	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	—	1,870,144	10,560,000	27,444,601	38,004,601	(10,001,263)	28,003,338	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	—	1,608,125	1,781,600	18,340,041	20,121,641	(8,137,578)	11,984,063	—
Skyline Terrace	Burlingame, CA	1967/1987	138	16,836,000	35,414,000	—	469	16,836,000	35,414,469	52,250,469	(227,411)	52,023,058	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	—	27,969,652	78,278,200	119,455,243	197,733,443	(30,881,457)	166,851,986	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	—	1,667,929	3,380,000	23,620,792	27,000,792	(9,657,421)	17,343,371	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	—	2,900,306	2,361,922	34,742,030	37,103,952	(16,082,432)	21,021,520	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	—	2,065,301	6,936,600	16,389,370	23,325,970	(7,489,798)	15,836,172	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	—	18,200,000	—	18,200,000	—	18,200,000	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	—	2,144,175	5,680,000	21,956,265	27,636,265	(7,512,645)	20,123,620	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	—	2,267,480	1,215,200	13,205,614	14,420,814	(6,703,659)	7,717,155	—
Summerwood	Hayward, CA	1982	162	4,810,644	6,942,743	—	2,132,610	4,810,644	9,075,353	13,885,997	(4,231,400)	9,654,597	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	—	2,916,135	1,757,438	14,664,247	16,421,685	(5,733,897)	10,687,788	—
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	—	3,097,192	1,424,700	15,949,653	17,374,353	(7,701,759)	9,672,594	—
Surprise Lake Village	Milton, WA	1986	338	4,162,543	21,995,958	—	167,483	4,162,543	22,163,441	26,325,984	(2,484,576)	23,841,408	—
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	—	3,055,695	3,152,000	22,139,422	25,291,422	(10,946,251)	14,345,171	—
Tanasbourne Terrace	Hillsboro, OR	1986-1989	373	1,876,700	16,891,205	—	3,764,711	1,876,700	20,655,916	22,532,616	(12,425,399)	10,107,217	—
Third Square	Cambridge, MA (G)	2008/2009	482	27,812,384	228,734,105	—	567,932	27,812,384	229,302,037	257,114,421	(15,770,134)	241,344,287	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	—	985,669	6,280,000	33,107,448	39,387,448	(7,923,623)	31,463,825	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	—	6,395,983	39,410,000	57,202,055	96,612,055	(21,654,115)	74,957,940	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	—	576,648	10,900,000	49,792,773	60,692,773	(10,492,949)	50,199,824	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	—	1,245,121	103,539,100	95,327,846	198,866,946	(20,098,341)	178,768,605	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	—	4,193,547	139,933,500	195,158,292	335,091,792	(39,008,991)	296,082,801	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	—	5,245,129	144,968,250	143,591,810	288,560,060	(30,420,203)	258,139,857	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	—	231,285	8,800,000	22,419,573	31,219,573	(5,828,856)	25,390,717	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	—	2,124,405	873,000	14,943,782	15,816,782	(6,429,174)	9,387,608	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	—	878,314	9,403,960	191,474,354	200,878,314	(2,779,752)	198,098,562	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	—	17,858	10,590,975	44,426,883	55,017,858	(2,028,003)	52,989,855	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	—	105,588	10,350,000	35,539,025	45,889,025	(6,273,594)	39,615,431	—
Villa Encanto	Phoenix, AZ	1983	385	2,884,447	22,197,363	—	3,530,421	2,884,447	25,727,784	28,612,231	(12,649,439)	15,962,792	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,678	—	6,271,253	1,665,100	21,256,931	22,922,031	(12,286,928)	10,635,103	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	—	4,115,836	4,519,700	44,792,226	49,311,926	(21,310,226)	28,001,700	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	—	10,948,915	4,525,800	51,685,208	56,211,008	(30,191,450)	26,019,558	—
Vista Grove	Mesa, AZ	1997/1998	224	1,341,796	12,157,045	—	1,295,291	1,341,796	13,452,336	14,794,132	(6,225,002)	8,569,130	—
Vista Montana — Residential & Townhomes	San Jose, CA	(F)	—	51,000,000	—	—	—	51,000,000	—	51,000,000	—	51,000,000	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	—	86,777	15,550,260	69,536,517	85,086,777	(5,267,387)	79,819,390	—
Waterford at Deerwood	Jacksonville, FL	1985	248	1,496,913	10,659,702	—	3,584,784	1,496,913	14,244,486	15,741,399	(6,711,046)	9,030,353	—
Waterford at Orange Park	Orange Park, FL	1986	280	1,960,000	12,098,784	—	2,967,016	1,960,000	15,065,800	17,025,800	(7,417,680)	9,608,120	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	—	1,310,833	5,040,000	31,257,252	36,297,252	(9,793,049)	26,504,203	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,388	—	7,638,031	20,700,000	35,112,419	55,812,419	(9,030,796)	46,781,623	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	—	1,000,811	1,418,893	10,485,817	11,904,710	(3,879,487)	8,025,223	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	—	3,744,103	3,648,000	21,364,982	25,012,982	(9,435,056)	15,577,926	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	—	358,369	469,546	163,481,391	163,950,937	(15,522,448)	148,428,489	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	—	1,062,632	14,568,000	44,682,689	59,250,689	(6,046,012)	53,204,677	—
Westfield Village	Centerville, VA	1988	228	7,000,000	23,245,834	—	4,574,728	7,000,000	27,820,562	34,820,562	(8,289,817)	26,530,745	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	—	6,551,697	3,501,900	38,057,779	41,559,679	(19,228,990)	22,330,689	—
Westgate Pasadena Condos	Pasadena, CA	(F)	—	29,977,725	16,130,079	—	—	29,977,725	16,130,079	46,107,804	—	46,107,804	—
Westgate Pasadena and Green	Pasadena, CA	(F)	—	—	390,813	—	—	—	390,813	390,813	—	390,813	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	—	256,198	1,785,000	3,489,452	5,274,452	(1,324,557)	3,949,895	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	—	139,793	1,955,000	3,681,228	5,636,228	(1,307,577)	4,328,651	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	—	203,576	3,060,000	5,742,447	8,802,447	(2,045,237)	6,757,210	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	—	212,024	3,060,000	5,751,414	8,811,414	(2,039,061)	6,772,353	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	—	368,292	5,100,000	9,592,777	14,692,777	(3,414,998)	11,277,779	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	—	231,964	1,530,000	3,255,487	4,785,487	(1,182,625)	3,602,862	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	—	361,135	4,505,000	11,120,035	15,625,035	(3,377,984)	12,247,051	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	—	1,524,972	8,000,000	31,582,186	39,582,186	(7,060,939)	32,521,247	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	—	6,221,418	2,822,618	25,090,044	27,912,662	(10,446,769)	17,465,893	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	—	798,960	683,215	5,366,114	6,049,329	(2,013,478)	4,035,851	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	—	5,870,235	10,000,000	34,457,344	44,457,344	(9,463,894)	34,993,450	—
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	—	1,617,923	18,561,000	51,145,492	69,706,492	(8,441,759)	61,264,733	—
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	—	4,472,213	9,729,900	27,481,981	37,211,881	(12,645,672)	24,566,209	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	—	862,784	498,377	4,194,332	4,692,709	(1,635,504)	3,057,205	—
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	—	1,418,889	8,550,600	18,407,072	26,957,672	(8,148,131)	18,809,541	—
Woodside	Lorton, VA	1987	252	1,326,000	12,510,903	—	5,846,332	1,326,000	18,357,235	19,683,235	(10,821,201)	8,862,034	—
Management Business	Chicago, IL	(D)	—	—	—	—	79,865,530	—	79,865,530	79,865,530	(61,109,987)	18,755,543	—
Operating Partnership	Chicago, IL	(F)	—	—	804,852	—	—	—	804,852	804,852	—	804,852	—

EQR Wholly Owned Unencumbered			80,239	2,929,343,369	8,675,464,206	—	950,595,062	2,929,343,369	9,626,059,268	12,555,402,637	(2,847,912,228)	9,707,490,409	—

EQR Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	—	4,361,591	3,252,993	26,107,186	29,360,179	(9,147,568)	20,212,611	3,059,026
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	—	5,642,404	25,000,000	29,235,598	54,235,598	(8,614,636)	45,620,962	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	—	—	5,839,548	29,360,452	35,200,000	—	35,200,000	20,886,508
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	—	58,895	5,550,000	15,844,404	21,394,404	(2,806,816)	18,587,588	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	—	2,251,542	24,310,000	61,465,671	85,775,671	(23,124,504)	62,651,167	(J	)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	—	1,541,765	9,900,000	37,360,787	47,260,787	(8,232,441)	39,028,346	28,880,000
Amberton	Manassas, VA	1986	190	900,600	11,921,815	—	2,406,495	900,600	14,328,310	15,228,910	(7,347,971)	7,880,939	10,705,000
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	—	2,226,056	9,057,300	20,709,698	29,766,998	(9,184,819)	20,582,179	(L	)
Arboretum (MA)	Canton, MA	1989	156	4,685,900	10,992,751	—	1,798,509	4,685,900	12,791,260	17,477,160	(6,000,939)	11,476,221	(I	)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	—	85,975	1,642,000	9,238,493	10,880,493	(1,437,190)	9,443,303	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	—	687,091	7,000,000	21,224,450	28,224,450	(6,239,094)	21,985,356	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	—	1,018,387	12,960,000	19,516,070	32,476,070	(4,132,155)	28,343,915	19,850,000
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	—	42,240	3,439,000	13,908,619	17,347,619	(2,287,866)	15,059,753	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	—	13,328,327	11,760,000	33,518,579	45,278,579	(13,414,974)	31,863,605	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	—	953,738	2,626,000	16,978,779	19,604,779	(4,541,961)	15,062,818	(L	)
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	—	264,145	4,377,000	16,286,255	20,663,255	(2,735,637)	17,927,618	8,290,000
Bradley Park	Puyallup, WA	1999	155	3,813,000	18,313,645	—	388,646	3,813,000	18,702,291	22,515,291	(4,995,318)	17,519,973	11,143,586
Briarwood (CA)	Sunnyvale, CA	1985	192	9,991,500	22,247,278	—	1,434,998	9,991,500	23,682,276	33,673,776	(10,266,159)	23,407,617	12,800,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	—	1,520,927	3,600,400	11,732,086	15,332,486	(5,075,082)	10,257,404	(L	)
Canterbury	Germantown, MD (I)	1986	544	2,781,300	32,942,531	—	13,914,331	2,781,300	46,856,862	49,638,162	(24,687,359)	24,950,803	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,240	—	426,982	4,800,000	22,911,222	27,711,222	(4,507,742)	23,203,480	13,748,202
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	—	1,689,141	4,800,000	23,918,977	28,718,977	(4,773,188)	23,945,789	13,302,929
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	—	9,979,210	2,288,300	30,575,491	32,863,791	(16,480,043)	16,383,748	(K	)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	—	6,814,326	3,603,400	26,471,880	30,075,280	(12,856,433)	17,218,847	31,921,089
Centennial Court	Seattle, WA (G)	2001	187	3,800,000	21,280,039	—	362,829	3,800,000	21,642,868	25,442,868	(5,029,405)	20,413,463	15,557,428
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	—	2,046,434	5,900,000	50,846,773	56,746,773	(11,438,821)	45,307,952	25,300,790
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	—	1,388,566	3,397,100	10,677,640	14,074,740	(4,562,296)	9,512,444	(L	)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	—	1,179,544	5,220,000	17,924,187	23,144,187	(4,248,578)	18,895,609	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	—	4,402,011	4,803,100	39,296,909	44,100,009	(18,210,852)	25,889,157	(L	)
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,207	—	83,706	6,863,792	36,559,913	43,423,705	(2,707,002)	40,716,703	23,503,206
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,766	—	408,628	5,790,000	29,224,394	35,014,394	(6,452,888)	28,561,506	(K	)
Conway Court	Roslindale, MA	1920	28	101,451	710,524	—	229,420	101,451	939,944	1,041,395	(395,244)	646,151	260,117
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	—	1,150,650	1,442,212	17,401,764	18,843,976	(7,322,122)	11,521,854	(K	)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	—	3,653,889	1,505,219	33,196,424	34,701,643	(15,485,956)	19,215,687	(K	)
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	—	4,105,750	15,000,000	45,161,536	60,161,536	(11,315,474)	48,846,062	32,097,598
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	—	2,040,890	9,606,600	23,234,122	32,840,722	(9,971,049)	22,869,673	(L	)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	—	2,620,271	2,594,000	17,769,741	20,363,741	(8,074,935)	12,288,806	(K	)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	—	13,007,845	2,082,095	31,747,660	33,829,755	(17,756,307)	16,073,448	(K	)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	—	678,371	9,520,000	29,030,531	38,550,531	(7,308,841)	31,241,690	(L	)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	—	1,850,357	7,560,000	53,106,895	60,666,895	(12,304,895)	48,362,000	(J	)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	—	5,118,992	6,510,200	44,809,112	51,319,312	(19,894,444)	31,424,868	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	—	58,091	7,817,000	26,520,863	34,337,863	(4,506,280)	29,831,583	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	—	117,077	7,113,000	25,740,903	32,853,903	(4,345,971)	28,507,932	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	—	7,947,656	9,209,780	33,670,322	42,880,102	(10,662,848)	32,217,254	14,970,000
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	—	2,040,242	1,722,400	17,511,671	19,234,071	(8,300,938)	10,933,133	18,893,440
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	—	3,534,410	2,339,330	19,667,998	22,007,328	(8,107,522)	13,899,806	619,538
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	—	1,520,490	6,000,000	24,635,183	30,635,183	(6,872,649)	23,762,534	28,890,000
Greenhaven	Union City, CA	1983	250	7,507,000	15,210,399	—	2,970,066	7,507,000	18,180,465	25,687,465	(8,456,557)	17,230,908	10,975,000
Greenhouse — Frey Road	Kennesaw, GA	1985	489	2,467,200	22,187,443	—	4,922,373	2,467,200	27,109,816	29,577,016	(16,164,084)	13,412,932	19,700,000
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	—	1,136,402	4,365,000	39,508,842	43,873,842	(6,846,735)	37,027,107	(L	)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	—	1,658,135	3,990,000	37,504,843	41,494,843	(6,529,493)	34,965,350	(L	)
Harbor Steps	Seattle, WA (G)	2000	730	59,900,000	158,829,432	—	5,787,753	59,900,000	164,617,185	224,517,185	(34,944,472)	189,572,713	125,926,373
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	—	6,365,675	2,512,500	28,977,587	31,490,087	(15,770,720)	15,719,367	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	—	55,704	5,425,000	21,193,732	26,618,732	(3,965,879)	22,652,853	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	—	607,280	10,800,000	32,415,615	43,215,615	(7,307,875)	35,907,740	28,150,164
Heronfield	Kirkland, WA	1990	202	9,245,000	27,018,110	—	1,212,853	9,245,000	28,230,963	37,475,963	(5,306,819)	32,169,144	(K	)
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	—	582,660	6,800,000	22,041,768	28,841,768	(4,883,071)	23,958,697	14,947,792
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	—	543,271	2,732,800	14,431,553	17,164,353	(3,798,957)	13,365,396	8,020,000
Jaclen Towers	Beverly, MA	1976	100	437,072	2,921,735	—	1,125,390	437,072	4,047,125	4,484,197	(1,826,858)	2,657,339	1,208,416
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,628,114	—	11,381	10,752,145	34,639,495	45,391,640	(3,455,525)	41,936,115	28,260,000
La Terrazza at Colma Station	Colma, CA (G)	2005	153	—	41,251,043	—	458,671	—	41,709,714	41,709,714	(6,759,707)	34,950,007	25,940,000
LaSalle	Beaverton, OR (G)	1998	554	7,202,000	35,877,612	—	2,584,539	7,202,000	38,462,151	45,664,151	(12,221,817)	33,442,334	28,342,496
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,111	—	1,935,923	5,977,504	28,685,034	34,662,538	(8,587,844)	26,074,694	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	—	98,458	16,382,822	83,915,536	100,298,358	(2,774,628)	97,523,730	49,160,870
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	—	10,549,292	5,928,400	44,144,554	50,072,954	(19,375,802)	30,697,152	(L	)
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	—	1,460,656	20,880,000	91,716,165	112,596,165	(18,368,568)	94,227,597	57,029,000
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,300	—	345,628	13,740,000	41,102,928	54,842,928	(7,630,442)	47,212,486	(K	)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	—	8,060,048	4,928,500	52,682,362	57,610,862	(24,944,534)	32,666,328	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	—	254,915	8,540,000	12,464,896	21,004,896	(2,757,191)	18,247,705	16,650,000
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	—	2,403,984	12,858,693	59,572,487	72,431,180	(17,116,835)	55,314,345	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	—	1,343,639	17,200,000	52,830,874	70,030,874	(11,391,642)	58,639,232	(M	)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	—	1,148,849	28,560,000	60,436,444	88,996,444	(14,871,085)	74,125,359	55,091,000
Monte Viejo	Phoneix, AZ	2004	480	12,700,000	45,926,784	—	976,950	12,700,000	46,903,734	59,603,734	(11,299,701)	48,304,033	40,960,036
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	—	1,732,020	8,400,000	26,441,166	34,841,166	(9,562,693)	25,278,473	(K	)
Montierra	Scottsdale, AZ	1999	249	3,455,000	17,266,787	—	1,458,706	3,455,000	18,725,493	22,180,493	(7,870,337)	14,310,156	17,858,854
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	—	6,457,847	8,160,000	35,818,785	43,978,785	(13,974,022)	30,004,763	(K	)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,653,038	—	49,368	—	59,702,406	59,702,406	(4,118,730)	55,583,676	45,046,469
Mountain Park Ranch	Phoenix, AZ	1994	240	1,662,332	18,260,276	—	1,748,558	1,662,332	20,008,834	21,671,166	(9,432,301)	12,238,865	(J	)
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	—	11,502,806	3,966,500	47,317,801	51,284,301	(21,425,003)	29,859,298	57,428,472
Northpark	Burlingame, CA	1972	510	38,607,000	77,493,000	—	39,582	38,607,000	77,532,582	116,139,582	(3,084,091)	113,055,491	70,668,409
North Pier at Harborside	Jersey City, NJ (J)	2003	297	4,000,159	94,348,092	—	1,739,535	4,000,159	96,087,627	100,087,786	(22,321,947)	77,765,839	76,862,000
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	—	7,235,088	10,000,000	20,390,610	30,390,610	(6,289,524)	24,101,086	12,487,301
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	—	5,864,959	854,133	16,098,906	16,953,039	(8,498,045)	8,454,994	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	—	2,652,544	23,400,000	63,672,982	87,072,982	(17,959,221)	69,113,761	41,154,036
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	—	4,122,122	4,807,100	18,248,160	23,055,260	(8,527,802)	14,527,458	(L	)
Parc East Towers	New York, NY (G)	1977	324	102,163,000	109,013,628	—	5,654,774	102,163,000	114,668,402	216,831,402	(18,284,019)	198,547,383	17,473,846
Park Meadow	Gilbert, AZ	1986	225	835,217	15,120,769	—	2,267,564	835,217	17,388,333	18,223,550	(8,395,148)	9,828,402	(L	)
Parkfield	Denver, CO	2000	476	8,330,000	28,667,618	—	2,155,451	8,330,000	30,823,069	39,153,069	(11,251,895)	27,901,174	23,275,000
Promenade at Peachtree	Chamblee, GA	2001	406	10,150,000	31,219,739	—	1,645,577	10,150,000	32,865,316	43,015,316	(8,729,820)	34,285,496	(K	)
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	—	391,668	13,500,000	34,797,304	48,297,304	(9,307,693)	38,989,611	32,785,701
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	—	541,320	3,573,621	19,596,825	23,170,446	(5,354,911)	17,815,535	(J	)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	—	1,777,312	10,500,000	54,590,247	65,090,247	(14,249,748)	50,840,499	(K	)
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,060	—	702,144	6,500,000	35,287,204	41,787,204	(10,058,015)	31,729,189	(K	)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	—	1,396,394	16,345,000	74,477,064	90,822,064	(15,486,334)	75,335,730	(J	)
Reserve at Fairfax Corners	Fairfax, VA	2001	652	15,804,057	63,129,051	—	2,563,175	15,804,057	65,692,226	81,496,283	(19,948,034)	61,548,249	84,778,876
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,976,484	—	3,376,272	11,918,917	72,352,756	84,271,673	(17,772,440)	66,499,233	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	—	1,414,773	10,369,400	42,586,854	52,956,254	(10,871,457)	42,084,797	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	—	16,614	2,161,840	14,450,228	16,612,068	(1,072,947)	15,539,121	10,499,494
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	—	1,533,725	1,124,217	9,048,885	10,173,102	(3,757,339)	6,415,763	1,440,865
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	—	3,313,332	1,340,702	12,275,649	13,616,351	(5,297,121)	8,319,230	2,217,176
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	—	3,986,562	2,012,350	17,438,712	19,451,062	(7,305,093)	12,145,969	4,645,763
San Marcos Apartments	Scottsdale, AZ	1995	320	20,000,000	31,261,609	—	1,384,451	20,000,000	32,646,060	52,646,060	(7,272,584)	45,373,476	32,900,000
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	—	4,429,051	7,000,000	34,692,361	41,692,361	(11,606,796)	30,085,565	36,610,000
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,433,507	—	2,603,453	7,209,873	32,036,960	39,246,833	(8,514,514)	30,732,319	17,800,000
Savoy I	Aurora, CO	2001	444	5,450,295	38,765,670	—	1,964,604	5,450,295	40,730,274	46,180,569	(11,009,808)	35,170,761	(L	)
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	—	7,927,865	3,342,381	39,265,197	42,607,578	(21,583,314)	21,024,264	(L	)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	—	1,162,983	5,490,000	19,293,462	24,783,462	(6,957,885)	17,825,577	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	—	1,500,506	7,503,400	25,549,013	33,052,413	(11,490,634)	21,561,779	(L	)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	—	3,712,343	2,481,821	20,492,702	22,974,523	(8,697,220)	14,277,303	4,437,567
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	—	2,363,300	630,411	8,215,457	8,845,868	(5,129,095)	3,716,773	(I	)
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,998,775	—	2,700,719	8,750,000	35,699,494	44,449,494	(8,900,049)	35,549,445	(J	)
Stoneleigh at Deerfield	Alpharetta, GA	2003	370	4,810,000	29,999,596	—	871,524	4,810,000	30,871,120	35,681,120	(7,656,545)	28,024,575	16,800,000
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	—	5,287,141	8,000,000	29,434,232	37,434,232	(7,934,618)	29,499,614	15,138,399
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	—	951,679	10,500,000	25,919,317	36,419,317	(6,210,078)	30,209,239	20,971,587
Summerhill Glen	Maynard, MA	1980	120	415,812	3,000,816	—	766,088	415,812	3,766,904	4,182,716	(1,622,076)	2,560,640	1,174,207
Summerset Village	Chatsworth, CA	1985	280	2,890,450	23,670,889	—	3,797,264	2,890,450	27,468,153	30,358,603	(13,674,820)	16,683,783	38,039,912
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	—	4,030,481	10,000,000	36,155,331	46,155,331	(11,194,003)	34,961,328	(L	)
Sunforest II	Davie, FL	(F)	—	—	337,751	—	—	—	337,751	337,751	—	337,751	(L	)
Talleyrand	Tarrytown, NY (I)	1997-1998	300	12,000,000	49,838,160	—	3,696,522	12,000,000	53,534,682	65,534,682	(17,861,336)	47,673,346	35,000,000
Tanglewood (VA)	Manassas, VA	1987	432	2,108,295	24,619,495	—	8,462,243	2,108,295	33,081,738	35,190,033	(18,128,350)	17,061,683	25,110,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	—	1,767,940	28,600,000	63,684,610	92,284,610	(13,155,998)	79,128,612	44,095,588
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	—	33,587	2,736,000	7,843,614	10,579,614	(1,392,156)	9,187,458	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	—	2,422,299	24,360,000	88,601,013	112,961,013	(19,521,198)	93,439,815	64,680,000
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,031,536	—	34,830	15,568,464	55,066,366	70,634,830	(1,956,133)	68,678,697	47,669,865
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	—	238,496	7,590,000	32,120,001	39,710,001	(7,731,307)	31,978,694	(K	)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	—	1,753,394	9,720,000	42,627,417	52,347,417	(11,365,288)	40,982,129	32,360,000
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	—	2,232,071	17,492,000	102,928,612	120,420,612	(24,014,273)	96,406,339	88,550,000
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	—	3,630,019	12,650,000	37,286,311	49,936,311	(11,205,924)	38,730,387	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,785	13,382,006	—	7,962,802	1,351,785	21,344,808	22,696,593	(14,368,306)	8,328,287	(K	)
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	—	2,013,344	3,166,411	15,872,434	19,038,845	(7,739,644)	11,299,201	(L	)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	—	176,250	7,059,230	47,854,012	54,913,242	(8,609,805)	46,303,437	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	—	3,015,763	2,274,121	24,129,737	26,403,858	(11,495,261)	14,908,597	8,355,000
Wellington Hill	Manchester, NH	1987	390	1,890,200	17,120,662	—	7,628,748	1,890,200	24,749,410	26,639,610	(15,003,057)	11,636,553	(I	)
Westgate Pasadena Apartments	Pasadena, CA	2010	480	22,898,848	131,986,739	—	(263)	22,898,848	131,986,476	154,885,324	(185)	154,885,139	135,000,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	—	1,495,929	1,616,505	12,301,933	13,918,438	(4,379,593)	9,538,845	392,294
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	—	843,388	5,310,000	23,841,946	29,151,946	(6,016,094)	23,135,852	13,580,000
Wilkins Glen	Medfield, MA	1975	103	538,483	3,629,943	—	1,484,323	538,483	5,114,266	5,652,749	(2,071,249)	3,581,500	1,011,750
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	—	5,111,877	2,662,900	29,097,374	31,760,274	(16,423,796)	15,336,478	(I	)
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010

					Cost Capitalized
					Subsequent to			Gross Amount Carried
				Initial Cost to	Acquisition			at Close of
Description				Company	(Improvements, net) (E)			Period 12/31/10
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/10 (B)	Encumbrances

Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	—	2,745,189	6,631,400	19,480,673	26,112,073	(9,005,733)	17,106,340	(L	)

EQR Wholly Owned Encumbered			39,395	1,192,346,786	4,453,550,234	—	370,524,330	1,192,346,786	4,824,074,564	6,016,421,350	(1,346,626,508)	4,669,794,842	2,595,245,052

EQR Partially Owned Unencumbered:
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,512,495	—	—	15,617,709	4,512,495	20,130,204	—	20,130,204	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	—	5,000,000	—	5,000,000	—	5,000,000	—

EQR Partially Owned Unencumbered			—	20,617,709	4,512,495		—	20,617,709	4,512,495	25,130,204	—	25,130,204	—

EQR Partially Owned Encumbered:
Brooklyner (fka 111 Lawrence)	Brooklyn, NY (G)	2010	490	40,099,922	217,648,526	—	(1,947)	40,099,922	217,646,579	257,746,501	—	257,746,501	141,741,076
1401 South State (fka City Lofts)	Chicago, IL	2008	278	6,882,467	61,575,245	—	53,017	6,882,467	61,628,262	68,510,729	(5,846,831)	62,663,898	51,014,150
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	—	5,462,325	796,800	12,636,050	13,432,850	(7,894,112)	5,538,738	6,833,000
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	—	4,122,712	4,507,100	16,697,526	21,204,626	(7,309,912)	13,894,714	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	—	4,809,646	5,425,000	23,621,767	29,046,767	(8,225,808)	20,820,959	28,000,000
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,064	—	1,757,641	4,869,448	13,712,705	18,582,153	(6,531,026)	12,051,127	15,165,000
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,260	—	1,846,036	1,017,400	11,004,296	12,021,696	(5,587,555)	6,434,141	5,112,000
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	—	3,142,792	6,105,000	32,704,657	38,809,657	(10,694,009)	28,115,648	29,412,000
EDS Dulles	Herndon, VA	(F)	—	18,875,631	—	—	—	18,875,631	—	18,875,631	—	18,875,631	18,342,242
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	—	3,394,463	2,490,000	20,916,577	23,406,577	(8,158,317)	15,248,260	20,300,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,332,206	—	2,722,185	6,945,000	26,054,391	32,999,391	(8,961,365)	24,038,026	36,403,000
Mesa Del Oso	Albuquerque, NM	1983	221	4,305,000	12,160,419	—	1,556,306	4,305,000	13,716,725	18,021,725	(5,210,415)	12,811,310	9,525,810
Montclair Metro	Montclair, NJ	2009	163	2,400,887	43,570,641	—	2,092	2,400,887	43,572,733	45,973,620	(2,218,030)	43,755,590	34,439,480
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,123	—	236,867	2,800,000	13,491,990	16,291,990	(3,232,493)	13,059,497	7,286,000
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	—	646,793	6,370,000	18,413,115	24,783,115	(3,777,603)	21,005,512	6,000,000
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,555,530	—	(2,216)	27,383,547	99,553,314	126,936,861	(3,497,205)	123,439,656	74,150,144
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	—	1,453,717	5,460,000	17,175,287	22,635,287	(6,797,434)	15,837,853	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,509,239	—	3,191,061	5,345,000	23,700,300	29,045,300	(7,741,356)	21,303,944	27,000,000
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,142,163	—	2,985,085	4,550,000	21,127,248	25,677,248	(6,970,045)	18,707,203	23,760,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	—	1,629,554	1,512,000	13,052,903	14,564,903	(6,274,752)	8,290,151	9,100,000
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	—	186,009	4,400,000	13,154,011	17,554,011	(2,422,470)	15,131,541	7,971,429
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	—	1,993,876	3,057,100	9,842,494	12,899,594	(4,301,654)	8,597,940	9,829,000
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,485,284	—	18,886	18,539,817	130,504,170	149,043,987	(6,908,776)	142,135,211	115,744,722
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	—	1,334,954	5,500,000	16,551,567	22,051,567	(3,992,519)	18,059,048	9,900,000
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	—	1,857,343	5,055,000	40,246,015	45,301,015	(10,264,218)	35,036,797	29,000,000

EQR Partially Owned Encumbered			5,232	194,692,119	866,325,485	—	44,399,197	194,692,119	910,724,682	1,105,416,801	(142,817,905)	962,598,896	749,967,053

Portfolio/Entity Encumbrances (1)			—	—	—	—	—	—	—	—	—	—	1,417,683,780
Total Consolidated Investment in Real Estate			124,866	$4,336,999,983	$13,999,852,420	$—	$1,365,518,589	$4,336,999,983	$15,365,371,009	$19,702,370,992	$(4,337,356,641)	$15,365,014,351	$4,762,895,885

(1) See attached Encumbrances Reconciliation
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2010
NOTES:
(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,231,391,664 as of December 31, 2010.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2010 was approximately $11.1 billion.

(C)	The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 10 years, for furniture & fixtures and replacements is 5 years, and for in-place leases is the average remaining term of each respective lease.

(D)	This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of two properties and 4,738 units.

(I)	through (L) See Encumbrances Reconciliation schedule.

(M)	Boot property for Freddie Mac tax-exempt bond pool.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation
Basis of Presentation
     Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for an unconsolidated development land parcel and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.

Real Estate Assets And Depreciation Of Investment In Real Estate Policy Text Block
Real Estate Assets and Depreciation of Investment in Real Estate
     Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
     The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:
▪	Land — Based on actual purchase price if acquired separately or market research/comparables if acquired with an operating property.

▪	Furniture, Fixtures and Equipment — Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

▪	In-Place Leases — The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

▪	Other Intangible Assets — The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building — Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
     Replacements inside an apartment unit such as appliances and carpeting are depreciated over a five-year estimated useful life. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to ten years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
     The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
     The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
     The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
     For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
     For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.

Cost Capitalization
Cost Capitalization
     See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend all of their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
     For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend all of their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

Cash and Cash Equivalents
Cash and Cash Equivalents
     The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Investment Securities
Investment Securities
     Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss) income, a separate component of shareholders’ equity.

Deferred Financing Costs
Deferred Financing Costs
     Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was  $43.9 million and  $34.6 million at December 31, 2010 and 2009, respectively.

Fair Value of Financial Instruments, Including Derivative Instruments
Fair Value of Financial Instruments, Including Derivative Instruments
     The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
     In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
     The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
     The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition
Revenue Recognition
     Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.

Share-Based Compensation
Share-Based Compensation
     The Company expenses share-based compensation such as restricted shares and share options. The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company’s share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility — Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.

(2)	Expected life — Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)	Expected dividend yield — Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate — The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
     The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.

Income and Other Taxes
Income and Other Taxes
     Due to the structure of the Company as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries, primarily those entities engaged in condominium conversion and corporate housing activities and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
     Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2010, the Company has recorded a deferred tax asset of approximately  $38.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
     The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$331	$2,804	$5,279
Discontinued operations, net (2)	47	(1,161)	(1,841)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
     The Company’s TRSs carried back approximately  $7.3 million of 2008 net operating losses (“NOL”) to 2006. The remaining NOL from the 2008 tax year, as well as the NOLs generated in 2009 and 2010, are available for carryforward to future tax years. The Company’s TRSs have approximately  $59.3 million of NOL carryforwards available as of January 1, 2011 that will expire in 2028, 2029 and 2030.
     During the years ended December 31, 2010, 2009 and 2008, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

     The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2010 and 2009 was approximately  $11.1 billion and  $10.4 billion, respectively.

Noncontrolling Interests Policy Text Block
Noncontrolling Interests
     A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
     Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of units of limited partnership interest (“OP Units”) held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional common shares of beneficial interest,  $0.01 par value per share (the “Common Shares”), and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
     Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
     Redeemable Noncontrolling Interests — Operating Partnership: The Company classifies Redeemable Noncontrolling Interests — Operating Partnership in the mezzanine section of the consolidated balance sheets for the portion of OP Units that the Company is required, either by contract or securities law, to deliver registered EQR Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.

Use of Estimates
Use of Estimates
     In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications
Reclassifications
     Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity.

Other
Other
     In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification has no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.
     Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
     Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes its consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.
     The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. The Company is the controlling partner in various consolidated partnerships owning 24 properties and 5,232 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of  $8.0 million at December 31, 2010. Some of these partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2010, the Company estimates the value of Noncontrolling Interest distributions would have been approximately  $53.0 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2010 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company’s Partially Owned Properties is subject to change. To the extent that the partnerships’ underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
     Effective beginning the quarter ended June 30, 2009, disclosures about fair value of financial instruments are required for interim reporting periods in summarized financial information for publicly traded companies as well as in annual financial statements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2010, companies are required to separately disclose the amounts of significant transfers of assets and liabilities into and out of Level 1, Level 2 and Level 3 of the fair value hierarchy and the reasons for those transfers. Companies must also develop and disclose their policy for determining when transfers between levels are recognized. In addition, companies are required to provide fair value disclosures for each class rather than each major category of assets and liabilities. For fair value measurements using significant other observable inputs (Level 2) or significant unobservable inputs (Level 3), companies are required to disclose the valuation technique and the inputs used in determining fair value for each class of assets and liabilities. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2011, companies will be required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     Effective January 1, 2009, in an effort to improve financial standards for derivative instruments and hedging activities, companies are required to enhance disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Among other requirements, entities are required to provide enhanced disclosures about: (1) how and why an entity uses derivative instruments; (2) how derivative instruments and related hedged items are accounted for; and (3) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. Other than the enhanced disclosure requirements, this does not have a material effect on the Company’s consolidated financial statements. See Note 11 for further discussion.
     Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer’s nonconvertible debt borrowing rate. As the Company is required to apply this retrospectively, the accounting for the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2010) 3.85% convertible unsecured notes that were issued in August 2006 and mature in August 2026 was affected. The Company recognized  $18.6 million,  $20.6 million and  $24.4 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2010, 2009 and 2008, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was  $44.3 million and is being amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately  $7.8 million and  $10.6 million, respectively, or  $0.03 per share and  $0.04 per share, respectively, for the years ended December 31, 2010 and 2009, and is anticipated to result in a reduction to earnings of approximately  $5.0 million or  $0.02 per share for the year ended December 31, 2011. In addition, the Company decreased the January 1, 2009 balance of retained earnings by  $27.0 million, decreased the January 1, 2009 balance of notes by  $17.3 million and increased the January 1, 2009 balance of paid in capital by  $44.3 million. Due to the required retrospective application, it resulted in a reduction to earnings of approximately  $13.3 million or  $0.05 per share for the year ended December 31, 2008. The carrying amount of the conversion option remaining in paid in capital was  $44.3 million at both December 31, 2010 and 2009. The unamortized cash and conversion option discounts totaled  $5.0 million and  $12.8 million at December 31, 2010 and 2009, respectively.

Business (Tables)	12 Months Ended
Dec. 31, 2010
Business (Tables) [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	425	119,634
Partially Owned Properties — Consolidated	24	5,232
Military Housing	2	4,738

	451	129,604

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Tables) [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Text Block

	2010	2009	2008
Expected volatility (1)	32.4%	26.8%	20.3%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.85%	4.68%	4.95%
Risk-free interest rate (4)	2.29%	1.89%	2.67%
Option valuation per share	$6.18	$3.38	$4.08

(1)	Expected volatility — Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.

(2)	Expected life — Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)	Expected dividend yield — Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate — The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

Allocation Of Income Franchise And Excise Taxes In Consolidated Statements Of Operations Text Block

	Year Ended December 31,
	2010	2009	2008
Income and other tax expense (benefit) (1)	$331	$2,804	$5,279
Discontinued operations, net (2)	47	(1,161)	(1,841)

Provision for income, franchise and excise taxes (3)	$378	$1,643	$3,438

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.

Tax Treatment Of Dividends And Distributions Text Block

	Year Ended December 31,
	2010	2009	2008
Tax treatment of dividends and distributions:
Ordinary dividends	$0.607	$0.807	$0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	0.241	0.275	0.476

Dividends and distributions declared per Common Share outstanding	$1.470	$1.640	$1.930

Equity and Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests (Tables) [Abstract]
Common shares and units rollforward

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661

Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954

Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance — per unit	—	$0.50	—
Issuance — contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations — per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations — valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units — per unit	—	$24.50	—
Conversion of Series B Junior Preference Units — valuation	—	$0.2 million	—

Redeemable noncontrolling interests rollforward

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

Preferred shares schedule

				Amounts in thousands
			Annual
	Redemption	Conversion	Dividend per	December 31,	December 31,
	Date (1) (2)	Rate (2)	Share (3)	2010	2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:

7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212

7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561

8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000

6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.

(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2010	2009
Land	$4,110,275	$3,650,324
Depreciable property:
Buildings and improvements	13,995,121	12,781,543
Furniture, fixtures and equipment	1,231,391	1,111,978
Projects under development:
Land	28,260	106,716
Construction-in-progress	102,077	562,263
Land held for development:
Land	198,465	181,430
Construction-in-progress	36,782	70,890

Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)

Investment in real estate, net	$15,365,014	$14,587,580

Acquired Properties Table

			Purchase
	Properties	Apartment Units	Price
Rental Properties	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869

Total	16	4,445	$1,554,570

     In addition to the properties discussed above, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units with a real estate value of  $105.1 million.
     During the year ended December 31, 2009, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

			Purchase
	Properties	Apartment Units	Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360

Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.
     The Company recognized a net gain on sales of discontinued operations of approximately  $298.0 million, a net gain on sales of unconsolidated entities of approximately  $28.1 million and a net loss on sales of land parcels of approximately  $1.4 million on the above sales.
     During the year ended December 31, 2009, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.

Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real estate to be acquired

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

Real estate to be dispose of

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650

Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule

	Consolidated
	Development Projects (VIEs)
	Held for	Completed,	Completed
	and/or Under	Not	and
	Development	Stabilized (4)	Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits — restricted	1,115	922	3,205	8	5,250
Escrow deposits — mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests — Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt — Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.

(3)	Represents the Company’s current economic ownership interest.

(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.

Partially Owned Property Income Statement Schedule

	Consolidated
	Development Projects (VIEs)
	Held for
	and/or Under	Completed,	Completed
	Development	Not Stabilized (4)	and Stabilized	Other	Total
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386

Deposits Restricted (Tables)	12 Months Ended
Dec. 31, 2010
Deposits Restricted (Tables) [Abstract]
Schedule of Restricted Deposits

	December 31,	December 31,
	2010	2009
Tax—deferred (1031) exchange proceeds	$103,887	$244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825

Totals	$180,987	$352,008

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.

Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable (Tables) [Abstract]
Mortgage notes payable

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896

Notes (Tables)	12 Months Ended
Dec. 31, 2010
Notes (Tables) [Abstract]
Summary of Company's unsecured note balances and certain interest rate and maturity date information

	Net	Interest	Weighted	Maturity
December 31, 2010	Principal	Rate	Average	Date
(Amounts are in thousands)	Balance	Ranges	Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013

Totals	$5,185,180

	Net	Interest	Weighted	Maturity
December 31, 2009	Principal	Rate	Average	Date
(Amounts are in thousands)	Balance	Ranges	Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$3,771,700	3.85% - 7.57%	5.93%	2011 - 2026
Floating Rate Public/Private Notes (1)	801,824	(1)	1.37%	2010 - 2013
Floating Rate Tax-Exempt Bonds	35,600	(2)	0.37%	2028

Totals	$4,609,124

(1)	At December 31, 2010 and 2009, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.

(2)	The floating interest rate is based on the 7-Day Securities Industry and Financial Markets Association (“SIFMA”) rate, which is the tax-exempt index equivalent of LIBOR. The interest rate is 0.27% at December 31, 2009.

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2011 (2)(3)	$1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943

Total	$5,185,180

(1)	Principal payments on unsecured notes include amortization of any discounts or premiums related to the notes. Premiums and discounts are amortized over the life of the unsecured notes.

(2)	Includes the Company’s $500.0 million term loan facility, which originally matured on October 5, 2010. Effective April 12, 2010, the Company exercised the first of its two one-year extension options. As a result, the maturity date is now October 5, 2011 and there is one remaining one-year extension option exercisable by the Company.

(3)	Includes $482.5 million face value of 3.85% convertible unsecured debt with a final maturity of 2026.

Derivative and Other Fair Value Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative and Other Fair Value Instruments (Tables) [Abstract]
Derivative Instrument Table

		Forward	Development
	Fair Value	Starting	Cash Flow
	Hedges (1)	Swaps (2)	Hedges (3)
Current Notional Balance	$315,693	$950,000	$87,422
Lowest Possible Notional	$315,693	$950,000	$3,020
Highest Possible Notional	$317,694	$950,000	$91,343
Lowest Interest Rate	2.009%	3.478%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges — Converts outstanding fixed rate debt to a floating interest rate.

(2)	Forward Starting Swaps — Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations from 2012 through 2014, and $350.0 million, $400.0 million and $200.0 million are designated for 2011, 2012 and 2013 maturities, respectively.

(3)	Development Cash Flow Hedges — Converts outstanding floating rate debt to a fixed interest rate.

Schedule of Location of Derivatives on Balance Sheet

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2010	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$12,521	Other liabilities	$—
Forward Starting Swaps	Other assets	3,276	Other liabilities	(37,756)
Development Cash Flow Hedges	Other assets	—	Other liabilities	(1,322)

Total		$15,797		$(39,078)

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2009	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

Schedule of Location of Fair Value Hedges on Statement of Operations

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2010	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)

Total		$7,335			$(7,335)

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2009	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

Schedule of Location of cash flow Hedges on Statement of Operations

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2010	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—

Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2009	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

Schedule of Available for Sale and Held to Maturity Securities

		Other Assets
December 31, 2010		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—

Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

		Other Assets
December 31, 2009		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

Assets and liabilities measured on recurring basis

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives	$15,797	$—	$15,797	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—
Available-for-Sale Investment Securities	1,194	1,194	—	—

Total	$75,123	$59,326	$15,797	$—

Liabilities
Derivatives	$39,078	$—	$39,078	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—

Total	$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests — Operating Partnership	$383,540	$—	$383,540	$—

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2009	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives	$28,816	$—	$28,816	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—
Available-for-Sale Investment Securities	26,138	1,045	25,093	—

Total	$116,044	$62,135	$53,909	$—

Liabilities
Derivatives	$3,577	$—	$3,577	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—

Total	$64,667	$61,090	$3,577	$—

Redeemable Noncontrolling Interests — Operating Partnership	$258,280	$—	$258,280	$—

Assets and liabilities measured on nonrecurring basis

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)

Total	$56,000	$—	$—	$56,000	$(45,380)

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2009	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$18,876	$—	$—	$18,876	$(11,124)

Total	$18,876	$—	$—	$18,876	$(11,124)

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of net income per share - basic and net income per share - diluted

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share — basic and diluted (1):
(Loss) from continuing operations	$(29,035)	$(5,959)	$(49,581)
Allocation to Noncontrolling Interests — Operating Partnership, net	1,982	1,112	4,151
Net loss (income) attributable to Noncontrolling Interests — Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	(40,695)	(18,777)	(62,602)
Discontinued operations, net of Noncontrolling Interests	309,937	366,571	455,717

Numerator for net income per share — basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share — basic and diluted (1)	282,888	273,609	270,012

Net income per share — basic	$0.95	$1.27	$1.46

Net income per share — diluted	$0.95	$1.27	$1.46

Net income per share — basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net of Noncontrolling Interests	1.096	1.340	1.688

Net income per share — basic	$0.952	$1.271	$1.456

Net income per share — diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net	1.096	1.340	1.688

Net income per share — diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$96,340	$188,335	$290,794

Total revenues	96,340	188,335	290,794

EXPENSES (1)
Property and maintenance	26,992	57,269	83,019
Real estate taxes and insurance	10,085	21,392	32,034
Property management	—	—	(62)
Depreciation	24,712	48,863	74,267
General and administrative	36	34	29

Total expenses	61,825	127,558	189,287

Discontinued operating income	34,515	60,777	101,507

Interest and other income	653	120	504
Other expenses	—	(1)	—
Interest (2):
Expense incurred, net	(7,825)	(8,786)	(10,640)
Amortization of deferred financing costs	(234)	(582)	(75)
Income and other tax (expense) benefit	(47)	1,161	1,841

Discontinued operations	27,062	52,689	93,137
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$325,018	$387,988	$485,994

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.

Share Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Share Incentive Plans (Tables) [Abstract]
Compensation information

	Year Ended December 31, 2010
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—

Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

Award activity of the Share Incentive Plans

		Weighted		Weighted		Weighted
	Common	Average		Average Fair		Average Fair
	Shares Subject	Exercise Price	Restricted	Value per	LTIP	Value per
	to Options	per Option	Shares	Restricted Share	Units	LTIP Unit
Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—

Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2010, 2009 and 2008 was $6.18 per share, $3.38 per share and $4.08 per share, respectively.

(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $39.6 million, $2.8 million and $15.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $9.1 million, $8.0 million and $23.9 million, respectively.

Information regarding options outstanding and exercisable

	Options Outstanding (1)			Options Exercisable (2)
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life in Years	Price	Options	Price
$21.40 to $26.75	2,974,937	6.18	$23.42	1,403,771	$23.82
$26.76 to $32.10	2,478,594	3.09	$29.99	2,478,594	$29.99
$32.11 to $37.45	1,374,888	9.01	$32.96	23,546	$32.23
$37.46 to $42.80	2,363,450	5.87	$40.44	2,023,316	$40.75
$42.81 to $48.15	4,202	5.32	$45.25	4,202	$45.25
$48.16 to $53.50	910,417	6.09	$53.19	853,222	$53.50

$21.40 to $53.50	10,106,488	5.73	$33.00	6,786,651	$34.89

Vested and expected to vest as of December 31, 2010	9,718,763	5.69	$33.12

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2010 is $184.3 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2010 is $117.1 million and 4.4 years, respectively.

Employee Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Contractual obligations

Payments Due by Year (in thousands)
	2011	2012	2013	2014	2015	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$5,478	$4,285	$4,431	$4,736	$4,729	$320,928	$344,587
Other Long-Term Liabilities:
Deferred Compensation (b)	1,457	1,770	1,485	1,677	1,677	9,182	17,248

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for four properties/parcels.

(b)	Estimated payments to the Company’s Chairman, Vice Chairman and two former CEO’s based on planned retirement dates.

Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2010
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,670)	(28,670)

Total rental income	686,894	371,165	392,746	450,979	55,589	1,957,373

Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,248)	(11,248)

Total operating expenses	270,145	140,281	161,644	164,585	58,575	795,230

NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold — March YTD 2011 (4)	—	—	—	—	(17,422)	(17,422)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(2,986)	$1,162,143

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $0.6 million and other corporate operations. Also reflects a $10.5 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold — March YTD 2011 (4)	—	—	—	—	(28,304)	(28,304)

Total rental income	589,713	359,512	387,507	440,061	41,060	1,817,853

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold — March YTD 2011 (4)	—	—	—	—	(11,334)	(11,334)

Total operating expenses	224,150	131,547	160,704	157,901	57,358	731,660

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold — March YTD 2011 (4)	—	—	—	—	(16,970)	(16,970)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(16,298)	$1,086,193

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes ECH, development, condominium conversion overhead of $1.4 million and other corporate operations. Also reflects a $9.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold — March YTD 2011 (5)	—	—	—	—	(28,870)	(28,870)

Total rental income	590,712	390,544	413,961	467,803	(15,617)	1,847,403

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold — March YTD 2011 (5)	—	—	—	—	(11,069)	(11,069)

Total operating expenses	216,479	136,112	169,017	165,343	59,468	746,419

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold — March YTD 2011 (5)	—	—	—	—	(17,801)	(17,801)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(75,085)	$1,100,984

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.

(3)	Other includes ECH, development, condominium conversion overhead of $2.8 million and other corporate operations. Also reflects a $13.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Reflects discontinued operations for properties sold during 2010.

(5)	Properties sold — March YTD 2011 reflects discontinued operations for properties sold during the first three months of 2011.

Reconciliation of NOI

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,957,373	$1,817,853	$1,847,403
Property and maintenance expense	(490,301)	(456,628)	(477,814)
Real estate taxes and insurance expense	(224,842)	(203,732)	(191,781)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(795,230)	(731,660)	(746,419)

Net operating income	$1,162,143	$1,086,193	$1,100,984

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (1)	$464,999	$487,439	$504,556	$509,855
Operating income (1)	110,008	112,938	118,721	90,996
(Loss) income from continuing operations (1)	(9,407)	2,263	12,624	(34,515)
Discontinued operations, net (1)	67,263	7,826	17,202	232,727
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share — basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share — diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	300,379	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$472,082	$494,541	$511,772	$517,124
Total revenues subsequently reclassified to discontinued operations	(7,083)	(7,102)	(7,216)	(7,269)

Total revenues disclosed in Form 8-K	$464,999	$487,439	$504,556	$509,855

Operating income previously reported in 2010 Form 10-K	$112,382	$115,247	$121,047	$93,325
Operating income subsequently reclassified to discontinued operations	(2,374)	(2,309)	(2,326)	(2,329)

Operating income disclosed in Form 8-K	$110,008	$112,938	$118,721	$90,996

(Loss) income from continuing operations previously reported in 2010 Form 10-K	$(7,267)	$4,714	$14,930	$(32,221)
Income from continuing operations subsequently reclassified to discontinued operations	(2,140)	(2,451)	(2,306)	(2,294)

(Loss) income from continuing operations disclosed in Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)

Discontinued operations, net previously reported in 2010 Form 10-K	$65,123	$5,375	$14,896	$230,433
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,140	2,451	2,306	2,294

Discontinued operations, net disclosed in Form 8-K	$67,263	$7,826	$17,202	$232,727

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues (2)	$459,083	$457,098	$457,777	$454,241
Operating income (2)	124,057	118,354	120,470	124,683
Income (loss) from continuing operations (2)	5,684	5,503	2,066	(19,212)
Discontinued operations, net (2)	79,737	100,429	141,299	66,523
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share — basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share — diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	288,853	289,338	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$466,177	$464,225	$464,827	$461,274
Total revenues subsequently reclassified to discontinued operations	(7,094)	(7,127)	(7,050)	(7,033)

Total revenues disclosed in Form 8-K	$459,083	$457,098	$457,777	$454,241

Operating income previously reported in 2010 Form 10-K	$126,283	$120,661	$122,703	$126,954
Operating income subsequently reclassified to discontinued operations	(2,226)	(2,307)	(2,233)	(2,271)

Operating income disclosed in Form 8-K	$124,057	$118,354	$120,470	$124,683

Income (loss) from continuing operations previously reported in 2010 Form 10-K	$7,858	$7,813	$4,256	$(16,996)
Income from continuing operations subsequently reclassified to discontinued operations	(2,174)	(2,310)	(2,190)	(2,216)

Income (loss) from continuing operations disclosed in Form 8-K	$5,684	$5,503	$2,066	$(19,212)

Discontinued operations, net previously reported in 2010 Form 10-K	$77,563	$98,119	$139,109	$64,307
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,174	2,310	2,190	2,216

Discontinued operations, net disclosed in Form 8-K	$79,737	$100,429	$141,299	$66,523

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Business (Details)	Dec. 31, 2010
Property/Unit schedule
Wholly Owned Properties	425
Wholly Owned Units	119,634
Partially Owned Consolidated Properties	24
Partially Owned Consolidated Units	5,232
Military Housing Properties	2
Military Housing Units	4,738
Total Properties	451
Total Units	129,604
Business (Textuals) [Abstract]
EQR's Ownership percentage in ERPOP	95.50%
Properties owned	451
States in which properties owned are located	17
Units owned	129,604
Wholly Owned Properties	425
Properties having 100% fee simple title	422
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	3
Number of land parcels under long-term ground leases	1

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average assumptions used to estimate the fair value for the Company's share options
Expected volatility	32.40%	26.80%	20.30%
Expected life	5	5	5
Expected dividend yield	4.85%	4.68%	4.95%
Risk-free interest rate	2.29%	1.89%	2.67%
Option valuation per share	$ 6.18	$ 3.38	$ 4.08
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, stated interest rate		5.60%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, issuance date	Aug-06
Convertible Notes, maturity date	Aug 15, 2026
Effective interest rate for conversion option	5.80%
Interest expense recognized in relation to nonconvertible debt	$ 18,600,000	$ 20,600,000	$ 24,400,000
Convertible Notes, stated interest rate	3.85%	3.85%	3.85%

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allocation of income, franchise and excise taxes in consolidated statements of operations
Income and other tax (expense) benefit	$ 331	$ 2,804	$ 5,279
Discontinued operations, net	47	(1,161)	(1,841)
Provision for income, franchise and excise taxes	$ 378	$ 1,643	$ 3,438

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax treatment of dividends and distributions
Ordinary dividends	$ 0.607	$ 0.807	$ 0.699
Long-term capital gain	0.622	0.558	0.755
Unrecaptured section 1250 gain	$ 0.241	$ 0.275	$ 0.476
Distributions declared per Common Share outstanding	$ 1.47	$ 1.64	$ 1.93

Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies Textuals Abstract
Accumulated amortization of deferred financing costs		$ 43,900,000	$ 34,600,000
Deferred Tax Asset		38,700,000
Net operating losses carried forward available		59,300,000		7,300,000
Expiry of NOL carryforwards available		2028, 2029 and 2030
Cost of land and depreciable property, net of accumulated depreciation		11,100,000,000	10,400,000,000
Par value of common shares		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		24
Partially Owned Consolidated Units		5,232
Noncontrolling Interest Book Value		7,991,000	11,054,000
Noncontrolling Interest Settlement Value		54,100,000
Convertible Notes, outstanding		482,500,000
Reduction in Earnings	5,000,000	7,800,000	10,600,000	13,300,000
Amount of Conversion Option		44,300,000
Paid-In Capital Increase				44,300,000
Decrease in Balance of Notes				17,300,000
Retained Earnings Decrease				27,000,000
Decrease in Earnings Per Share	0.02	0.03	0.04	0.05
Unamortized cash and conversion option discounts		5,000,000	12,800,000
Carrying amount of conversion option remaining in paid-in capital		44,300,000	44,300,000
Furniture and Fixtures [Member]
Finite-Lived Intangible Assets [Line Items]
Value of furniture and fixtures minimum range		8,000,000
Value of furniture and fixtures maximum range		$ 13,000,000
Estimated useful life of Building		5
Building [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Building		30
Building Improvements [Member]
Finite-Lived Intangible Assets [Line Items]
Minimum useful life of the asset		5
Maximum useful life of the asset		10

Equity and Redeemable Noncontrolling Interests (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 01, 2010	Jul. 30, 2009
Class of Stock [Line Items]
Shares issued		1,600,000	1,950,925
Shares outstanding		1,600,000	1,950,925
Preferred shares schedule
Preferred stock value		$ 200,000,000	$ 208,773,000
Common Shares
Common Shares outstanding at January 1	279,959,048	279,959,048	272,786,760	269,554,661
Common Shares Issued:
Conversion of OP Units		884,472	2,676,002	1,759,560
Issuance of Common Shares		6,151,198,000,000	3,497,300
Exercise of share options		2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)		157,363	324,394	195,961
Restricted share grants, net		235,767	298,717	461,954
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
OP Units issued through acquisitions		188,571	32,061	19,017
Common Shares Other:
Repurchased and retired		(58,130)	(47,450)	(220,085)
Common Shares outstanding at December 31		290,197,242	279,959,048	272,786,760
Units
Units outstanding at January 1	14,197,969	14,197,969	16,679,777	18,420,320
Issuance of LTIP Units		92,892	154,616
Conversion of Series B Junior Preference Units			7,517
Conversion of OP Units to Common Shares		(884,472)	(2,676,002)	(1,759,560)
Units outstanding at December 31		13,612,037	14,197,969	16,679,777
Total Common Shares and Units outstanding at December 31		303,809,279	294,157,017	289,466,537
Units Ownership Interest in Operating Partnership		4.50%	4.80%	5.80%
LTIP Units Issued:
Issuance - per unit		0	0.5	0
Issuance - contribution valuation		0	100,000	0
OP Units Issued:
Acquisitions/consolidations - per unit		40.09	26.5	44.64
Acquisitions/consolidations - valuation		8,200,000	800,000	800,000
Conversion of Series B Junior Preference Units - per unit		0	24.5	0
Conversion of Series B Junior Preference Units - valuation		0	200,000	0
Redeemable noncontrolling interests rollforward
Balance at January 1	258,280,000	258,280,000	264,394,000	345,165,000
Change in market value		129,918,000	14,544,000	(65,524,000)
Change in carrying value		(4,658,000)	(20,658,000)	(15,247,000)
Balance at December 31		383,540,000	258,280,000	264,394,000
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Shares not settled			1,100,000
Consideration from shares not settled			37,600,000
Acquired all of its partner's interest in 432 partially owned units		432	1,587
2 of partially owned properties acquired		2	3
One partially owned properties		1
May sell up to 17.0 million Common Shares	17,000,000
Years Company can trade existing Common Shares in market at current prices as well as through negotiated transactions		3
Issuance of Common Shares		6,151,198,000,000	3,497,300
Common Shares average price for total consideration through the ATM program		$ 47.45	$ 35.38
Total consideration through ATM program		291,900,000	123,700,000
Authorization to issue additional common shares		12,400,000
Issuance of LTIP Units		188,571	32,061	19,017
OP Units Price		$ 39.15
Total valuation as partial consideration for the acquisition		7,400,000
Partially owned properties acquired from outside partner		1
Contract value per OP unit		$ 35
Partially owned development projects acquired from outside partner		1	2
Land parcels acquired from outside partner		1
Preference units converted						7,367
OP units issued conversion preference units						7,517
Annual dividend per unit						$ 1.17
Reduction in paid in capital	6,900,000		1,500,000
Cash consideration equity buyout		15,300,000
Reduction in other liabilities		200,000
Reduction in noncontrolling interests - partially owned properties		200,000	11,700,000
Repurchased 47450 of its Common Shares		58,130	47,450	220,085
Average price of 23.69 per share		$ 32.46	$ 23.69	$ 35.93
Total consideration of $1.1 million		1,900,000	1,100,000	7,900,000
Authorized $464.6 million to be repurchased		464,600,000
Redemption value of approximately $258.3 million		383,500,000
Cash consideration shares redeemed					800,000
Shares redeemed					355.539
100,000,000 authorized preferred shares		100,000,000
$0.01 par value		$ 0.01
Annual dividend of $1.62 per share		$ 1.62
Depository shares in relation to Preferred shares		ten times
Value of depository shares in relation to liquidation value and dividend per share		0.1
7.00% Series E Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares		328,363	612	36,830
Interest rate		7.00%	7.00%
Liquidation value per share		$ 25	$ 25
Shares issued		0	0
Shares outstanding		328,466	328,466
Preferred shares schedule
Redemption Date		Nov 1, 1998
Conversion Rate		111.28%
Annual Dividend per preferred share		$ 1.75
Preferred stock value		0	8,212,000
7.00% Series H Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares		32,516		2,750
Interest rate		7.00%	7.00%
Liquidation value per share		$ 25	$ 25
Shares issued		0	0
Shares outstanding		22,459	22,459
Preferred shares schedule
Redemption Date		Jun 30, 1998
Conversion Rate		144.80%
Annual Dividend per preferred share		$ 1.75
Preferred stock value		0	561,000
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Interest rate		8.29%	8.29%
Liquidation value per share		$ 50	$ 50
Shares issued		1,000,000	1,000,000
Shares outstanding		1,000,000	1,000,000
Preferred shares schedule
Redemption Date		Dec 10, 2026
Annual Dividend per preferred share		$ 4.145
Preferred stock value		50,000,000	50,000,000
6.48% Series N Cumulative Redeemable Preferred [Member]
Class of Stock [Line Items]
Interest rate		6.48%	6.48%
Liquidation value per share		$ 250	$ 250
Shares issued		600,000	600,000
Shares outstanding		600,000	600,000
Preferred shares schedule
Redemption Date		Jun 19, 2008
Annual Dividend per preferred share		$ 16.2
Preferred stock value		150,000,000	150,000,000
Partially Owned Properties acquired [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties		1,933,365,000,000	1,933,365,000,000
OP Units issued through acquisitions		1,129	15,948
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Issuance of LTIP Units		1,129	15,948
Issuance Of OP Units For Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties		50,000	800,000
Cash Funded Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties			$ 2,100,000

Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Table of Real Estate Owned
Land	$ 4,110,275,000	$ 3,650,324,000
Depreciable property:
Buildings and improvements	13,995,121,000	12,781,543,000
Furniture and Fixtures, Gross	1,231,391,000	1,111,978,000
Land - Projects under development	28,260,000	106,716,000
Construction-in-progress	130,337,000	668,979,000
Land - Land held for development	235,247,000	252,320,000
Investment in real estate	19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000	14,587,580,000
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Net (loss) on sales of land parcels	(1,395,000)		2,976,000
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,554,570,000	156,536,000
Total Properties:
Properties - disposed	63	61
Units - disposed	13,448	12,551
Sales Price - disposed	1,140,491,000	1,013,258,000
Equity interest in Acquired property	75.00%
Interest in unconsolidated rental properties	25.00%	25.00%
Real Estate (Textuals) [Abstract]
Gain on sale of discontinued operations	298,000,000	335,300,000
Land parcels acquired	1
Land Parcels Disposed		1
Projects under development [Member]
Depreciable property:
Construction-in-progress	102,077,000	562,263,000
Land held for development [Member]
Depreciable property:
Construction-in-progress	36,782,000	70,890,000
Land - Land held for development	198,465,000	181,430,000
Consolidated Rental Properties [Member]
Total Properties:
Properties - disposed	35	54
Units - disposed	7,171	11,055
Sales Price - disposed	718,352,000	905,219,000
Unconsolidated Rental Properties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	7	1
Cost of acquiring properties	105,100,000	18,500,000
Units - acquired	1,811	250
Net (loss) on sales of land parcels	28,100,000	10,700,000
Acquired Properties
Properties - acquired	7	1
Units - acquired	1,811	250
Total Properties:
Properties - disposed	27	6
Units - disposed	6,275	1,434
Sales Price - disposed	417,779,000	96,018,000
Equity interest in Acquired property		75.00%
Interest in unconsolidated rental properties	25.00%
Land Parcel (one) [Member]
Significant Acquisitions and Disposals [Line Items]
Net (loss) on sales of land parcels	(1,400,000)
Acquired Properties
Purchase Price - acquired		11,500,000
Total Properties:
Sales Price - disposed	4,000,000
Condominium Conversion Properties [Member]
Total Properties:
Properties - disposed	1	1
Units - disposed	2	62
Sales Price - disposed	360,000	12,021,000
Unaffiliated Parties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,485,701,000	145,036,000
Land Parcel Six [Member]
Acquired Properties
Purchase Price - acquired	$ 68,869,000

Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Sales price-Rental Properties	$ 378,650
Properties Acquired-Total	2
Rental Units Acquired - Total	683
Properties Disposed - Total	15
Rental Units Disposed-Total	4,152
Commitments to Acquire Real Estate
Purchase Price - Total	$ 125,250

Investments in Partially Owned Entities (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Variable Interest Entity [Line Items]
Partially Owned Properties	$ 7,991,000				$ 11,054,000				$ 7,991,000	$ 11,054,000
ASSETS
Investment in real estate	19,702,371,000				18,465,144,000				19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)				(3,877,564,000)				(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000				14,587,580,000				15,365,014,000	14,587,580,000
Cash and cash equivalents	431,408,000				193,288,000				431,408,000	193,288,000	890,794,000	50,831,000
Deposits - restricted	180,987,000				352,008,000				180,987,000	352,008,000
Escrow deposits - mortgage	12,593,000				17,292,000				12,593,000	17,292,000
Deferred financing costs, net	42,033,000				46,396,000				42,033,000	46,396,000
Other assets	148,992,000				213,956,000				148,992,000	213,956,000
Total assets	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
LIABILITIES AND EQUITY
Accrued interest payable	98,631,000				101,849,000				98,631,000	101,849,000
Other liabilities	304,202,000				272,236,000				304,202,000	272,236,000
Security deposits	60,812,000				59,264,000				60,812,000	59,264,000
Total liabilities	10,592,078,000				9,984,722,000				10,592,078,000	9,984,722,000
Accumulated other comprehensive (loss)	(57,818,000)				4,681,000				(57,818,000)	4,681,000
Total liabilities and equity	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
Debt-Secured:
Total Debt	4,762,896,000				4,783,446,000				4,762,896,000	4,783,446,000
Partially Owned Property Income Statement Schedule
Net operating (loss) income									1,162,143,000	1,086,193,000	1,100,984,000
Depreciation									648,691,000	551,512,000	528,641,000
General and administrative/other									39,887,000	38,994,000	44,951,000
Impairment									45,380,000	11,124,000	116,418,000
Operating (loss) income	90,996,000	118,721,000	112,938,000	110,008,000	124,683,000	120,470,000	118,354,000	124,057,000	432,663,000	487,564,000	413,849,000
Other expenses									(11,928,000)	(6,487,000)	(5,760,000)
Interest:
Expense incurred, net									(470,551,000)	(496,146,000)	(481,770,000)
Amortization of deferred financing costs									(10,172,000)	(12,545,000)	(9,626,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(54,675,000)	(11,029,000)	(50,047,000)
Income and other tax (expense) benefit									331,000	2,804,000	5,279,000
Net (loss) gain on sales of land parcels									(1,395,000)		2,976,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Net (loss) income	198,212,000	29,826,000	10,089,000	57,856,000	47,311,000	143,365,000	105,932,000	85,421,000	295,983,000	382,029,000	436,413,000
Investments In Partially Owned Entities (Textuals) [Abstract]
14.0 million will become recourse									14,000,000
Unconsolidated debt maturities repayments of principal after eight months	264,800,000								264,800,000
Acquired 75% equity interest	75.00%								75.00%
Payment to Acquire Additional Interest in Unconsolidated Properties									30,000,000
Joint venture partner interest	80.00%								80.00%
Early repayment of debt	70,000,000								70,000,000
VIE ownership									50.00%
Cash consideration joint venture									11,700,000
Total project cost									76,100,000
Significant Acquisitions and Disposals [Line Items]
Interest retained	25.00%				25.00%				25.00%	25.00%
Units - acquired									4,445	566
Properties - acquired	16				2				16	2
Institutional Partner [Member]
Significant Acquisitions and Disposals [Line Items]
Interest retained	20.00%								20.00%
Co-invested in various properties with unrelated third parties [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									24,000
Total units									5,232,000
ASSETS
Investment in real estate	1,130,547,000								1,130,547,000
Accumulated depreciation	(142,818,000)								(142,818,000)
Investment in real estate, net	987,729,000								987,729,000
Cash and cash equivalents	21,130,000								21,130,000
Deposits - restricted	5,250,000								5,250,000
Escrow deposits - mortgage	2,543,000								2,543,000
Deferred financing costs, net	3,717,000								3,717,000
Other assets	1,058,000								1,058,000
Total assets	1,021,427,000								1,021,427,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	4,890,000								4,890,000
Accrued interest payable	3,951,000								3,951,000
Other liabilities	5,096,000								5,096,000
Security deposits	3,368,000								3,368,000
Total liabilities	767,271,000								767,271,000
Noncontrolling Interests - Partially Owned Properties	7,991,000								7,991,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	247,487,000								247,487,000
Total equity	254,156,000								254,156,000
Total liabilities and equity	1,021,427,000								1,021,427,000
Debt-Secured:
EQR Ownership									688,288,000
Noncontrolling Ownership									61,678,000
Total Debt	749,966,000								749,966,000
Partially Owned Property Income Statement Schedule
Operating revenue									87,883,000
Operating expenses									33,492,000
Net operating (loss) income									54,391,000
Depreciation									27,121,000
General and administrative/other									270,000
Impairment									8,959,000
Operating (loss) income									18,041,000
Interest and other income									63,000
Other expenses									(1,041,000)
Interest:
Expense incurred, net									(30,969,000)
Amortization of deferred financing costs									(991,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(14,897,000)
Income and other tax (expense) benefit									(36,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									35,553,000
Net (loss) income									20,386,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Held for and or Under Development [Member]
ASSETS
Investment in real estate	44,006,000								44,006,000
Accumulated depreciation	0								0
Investment in real estate, net	44,006,000								44,006,000
Cash and cash equivalents	877,000								877,000
Deposits - restricted	1,115,000								1,115,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	0								0
Other assets	339,000								339,000
Total assets	46,337,000								46,337,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	346,000								346,000
Accrued interest payable	1,294,000								1,294,000
Other liabilities	1,617,000								1,617,000
Security deposits	0								0
Total liabilities	21,599,000								21,599,000
Noncontrolling Interests - Partially Owned Properties	3,418,000								3,418,000
Accumulated other comprehensive (loss)	0								0
EQR equity	21,320,000								21,320,000
Total equity	24,738,000								24,738,000
Total liabilities and equity	46,337,000								46,337,000
Debt-Secured:
EQR Ownership									5,600
Total Debt	18,342,000								18,342,000
Partially Owned Property Income Statement Schedule
Operating revenue									4,000
Operating expenses									758,000
Net operating (loss) income									(754,000)
General and administrative/other									51,000
Impairment									8,959,000
Operating (loss) income									(9,764,000)
Interest and other income									23,000
Other expenses									(493,000)
Interest:
Expense incurred, net									(925,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(11,159,000)
Income and other tax (expense) benefit									(31,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									711,000
Net (loss) income									(10,713,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed And Not Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									1,000
Total units									490,000
ASSETS
Investment in real estate	257,747,000								257,747,000
Accumulated depreciation	0								0
Investment in real estate, net	257,747,000								257,747,000
Cash and cash equivalents	1,288,000								1,288,000
Deposits - restricted	922,000								922,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	2,800,000								2,800,000
Other assets	268,000								268,000
Total assets	263,025,000								263,025,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	2,215,000								2,215,000
Accrued interest payable	521,000								521,000
Other liabilities	1,568,000								1,568,000
Security deposits	1,021,000								1,021,000
Total liabilities	147,066,000								147,066,000
Noncontrolling Interests - Partially Owned Properties	5,025,000								5,025,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	112,256,000								112,256,000
Total equity	115,959,000								115,959,000
Total liabilities and equity	263,025,000								263,025,000
Debt-Secured:
EQR Ownership									5,800
Noncontrolling Ownership									141,741,000
Total Debt	141,741,000								141,741,000
Partially Owned Property Income Statement Schedule
Operating revenue									6,344,000
Operating expenses									3,458,000
Net operating (loss) income									2,886,000
Operating (loss) income									2,866,000
Interest:
Expense incurred, net									2,872,000
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									14,000
Net (loss) income									14,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed and Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									4,000
Total units									1,302,000
ASSETS
Investment in real estate	390,465,000								390,465,000
Accumulated depreciation	(18,471,000)								(18,471,000)
Investment in real estate, net	371,994,000								371,994,000
Cash and cash equivalents	7,384,000								7,384,000
Deposits - restricted	3,205,000								3,205,000
Escrow deposits - mortgage	222,000								222,000
Deferred financing costs, net	412,000								412,000
Other assets	308,000								308,000
Total assets	383,525,000								383,525,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,070,000								1,070,000
Accrued interest payable	605,000								605,000
Other liabilities	910,000								910,000
Security deposits	955,000								955,000
Total liabilities	278,888,000								278,888,000
Noncontrolling Interests - Partially Owned Properties	4,278,000								4,278,000
Accumulated other comprehensive (loss)	0								0
EQR equity	100,359,000								100,359,000
Total equity	104,637,000								104,637,000
Total liabilities and equity	383,525,000								383,525,000
Debt-Secured:
EQR Ownership									275,348,000
Total Debt	275,348,000								275,348,000
Partially Owned Property Income Statement Schedule
Operating revenue									25,607,000
Operating expenses									9,370,000
Net operating (loss) income									16,237,000
Depreciation									12,239,000
General and administrative/other									127,000
Operating (loss) income									3,871,000
Interest and other income									10,000
Interest:
Expense incurred, net									(6,596,000)
Amortization of deferred financing costs									(753,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(3,468,000)
Net (loss) income									(3,468,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									19,000
Total units									3,440,000
ASSETS
Investment in real estate	438,329,000								438,329,000
Accumulated depreciation	(124,347,000)								(124,347,000)
Investment in real estate, net	313,982,000								313,982,000
Cash and cash equivalents	11,581,000								11,581,000
Deposits - restricted	8,000								8,000
Escrow deposits - mortgage	2,321,000								2,321,000
Deferred financing costs, net	505,000								505,000
Other assets	143,000								143,000
Total assets	328,540,000								328,540,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,259,000								1,259,000
Accrued interest payable	1,531,000								1,531,000
Other liabilities	1,001,000								1,001,000
Security deposits	1,392,000								1,392,000
Total liabilities	319,718,000								319,718,000
Noncontrolling Interests - Partially Owned Properties	(4,730,000)								(4,730,000)
Accumulated other comprehensive (loss)	0								0
EQR equity	13,552,000								13,552,000
Total equity	8,822,000								8,822,000
Total liabilities and equity	328,540,000								328,540,000
Debt-Secured:
EQR Ownership									252,857,000
Noncontrolling Ownership									61,678,000
Total Debt	314,535,000								314,535,000
Partially Owned Property Income Statement Schedule
Operating revenue									55,928,000
Operating expenses									19,906,000
Net operating (loss) income									36,022,000
Depreciation									14,882,000
General and administrative/other									92,000
Operating (loss) income									21,048,000
Interest and other income									30,000
Other expenses									(548,000)
Interest:
Expense incurred, net									(20,576,000)
Amortization of deferred financing costs									(238,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(284,000)
Income and other tax (expense) benefit									(5,000)
Net gain on sales of discontinued operations									34,842,000
Net (loss) income									34,553,000
Consolidated Other [Member]
Variable Interest Entity [Line Items]
Partially Owned Properties	8,000,000								8,000,000
Unconsolidated Rental Properties [Member]
Interest:
Net (loss) gain on sales of land parcels									28,100,000	10,700,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Acquired 75% equity interest					75.00%					75.00%
Significant Acquisitions and Disposals [Line Items]
Payment from its partners									$ 25,400,000
Interest retained	25.00%								25.00%
Units - acquired									1,811	250
No. of unconsolidated properties									24
Properties - acquired	7				1				7	1
Units exchanged									5635
Unconsolidated Rental Properties One [Member]
Significant Acquisitions and Disposals [Line Items]
Maturity date of mortgage loan	May 1, 2010								May 1, 2010

Deposits Restricted (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Restricted Deposits
Tax - deferred (1031) exchange proceeds	$ 103,887	$ 244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825
Totals	$ 180,987	$ 352,008

Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage notes payable
2011	$ 1,068,891,000
2012	474,221,000
2013	407,849,000
2014	498,576,000
2015	298,700,000
Total Debt	4,762,896,000	4,783,446,000
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Average interest rate		4.89%
Mortgage Notes Payable (Textuals) [Abstract]
Write-off of unamortized deferred financing costs	1,100,000
Prepayment penalties of unamortized deferred financing costs	2,500,000
Early Repayment Of Debt	70,000,000
Scheduled principal repayments	652,100,000	956,800,000
Amount obtained of mortgage loan proceeds by new mortgage loans		500,000,000
Obtained new mortgage loans	173,600,000	198,800,000
Assumed mortgage debt	359,100,000
Properties acquired	7	13
Maturity period of collateralized loan		11
Period for which interest rate is fixed		10
Rate of unconsolidated debt		5.60%
$ 40.0 million of Released debt	40,000,000	17,300,000
Properties disposed	2	2
Historical cost, net of accumulated depreciation, of encumbered properties	5,600,000,000	5,800,000,000
New mortgage loans	40,000,000
Loss (gain) on debt extinguishments	2,457,000	17,525,000	(18,656,000)
Mortgage Notes [Member]
Mortgage notes payable
2011	597,100,000
2012	342,088,000
2013	171,138,000
2014	86,041,000
2015	59,013,000
Thereafter	3,507,516,000
Total Debt	4,762,896,000
Secured Debt [Member]
Mortgage notes payable
Total Debt	543,400,000
Assumed Secured Debt [Member]
Mortgage notes payable
Total Debt	112,600,000
Cash collateral held by the lender	$ 42,600,000
Company range of interest rates on outstanding mortgage indebtedness at various dates through September 1, 2048 [Member]
Mortgage notes payable
Interest rate range from minimum	0.0021
Interest rate range to maximum	0.1125
Average interest rate	4.79%

Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 12, 2010
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	$ 5,185,180	$ 4,609,124
Rate of unconsolidated debt		5.60%
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Life period of extension option	one year
Number of extension option	1		2
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	4,375,860	3,771,700
Interest rate range from minimum	0.0385	0.0385
Interest rate range to maximum	0.0757	0.0757
Weighted Average Interest Rate	5.78%	5.93%
Maturity Date Ranges Minimum	2011	2011
Maturity Date Ranges Maximum	2026	2026
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	809,320	801,824
Weighted Average Interest Rate	1.72%	1.37%
Maturity Date Ranges Minimum	2011	2010
Maturity Date Ranges Maximum	2013	2013
Fixed Rate Tax- Exempt Bonds [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance		$ 35,600
Weighted Average Interest Rate		0.37%
Maturity Date		2,028

Notes (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Aggregate payments of principal on unsecured notes payable
2011	$ 1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943
Total	$ 5,185,180	$ 4,609,124

Notes (Details) [Textuals] (USD $)	12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member] Senior Notes [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Oct. 11, 2007 Unsecured Debt [Member]	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Fixed Rate Public Notes [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Premium [Member]	Dec. 31, 2009 6.625% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.50% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.20% Percentage Fixed Rate Tax-exempt Notes [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Discount [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2010 Floating Rate Public or Private Notes Due on April 1, 2013 [Member]	Dec. 31, 2009 Floating Rate Public or Private Notes due on June 15, 2009 [Member]	Dec. 31, 2010 Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured Notes, face amount	$ 650,000,000				$ 650,000,000	$ 500,000,000			$ 600,000,000										$ 400,000,000	$ 400,000,000	$ 482,500,000
Effective interest rate of notes									5.09%
Proceeds	595,422,000		0						595,400,000
Maturity period of interest rate notes									ten years
Fixed rate public notes Repurchased											105,200,000	185,200,000	21,700,000	146,100,000	127,900,000	75,800,000	17,500,000	48,500,000
Fixed rate public notes recognized loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Fixed rate public notes unamortized deferred financing cost write off											79,000	400,000		300,000	500,000	700,000	100,000	300,000
Unamortized discount Premium on notes payable write off											46,000	1,000,000	200,000		400,000		800,000	1,500,000
Repayment of fixed rate public notes											122,200,000
Maturity period of unsecured loan						The loan matures on October 5, 2010		Matures on October 5, 2011, subject to one remaining one-year extension options exercisable by the Operating Partnership
Unsecured notes of $5.2 billion	5,185,180,000	4,609,124,000					500,000,000
Senior unsecured term loan bearing variable interest rate						LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt.
Maturity period of exchangeable senior notes				Aug 15, 2026
Note bearing fixed interest rate				193336500.00%
Unamortized net premiums on notes payable, written off														200,000
Convertible Notes, stated interest rate		5.60%				3.85%			4.75%	4.75%	4.75%		6.95%	6.63%	5.50%	5.20%	3.85%
Outstanding loan included in the unsecured revolving credit facility	5,185,180,000	4,609,124,000
Additional borrowing capacity						250,000,000
Debt Instrument repurchase price percentage													1.06	1.08	1.07		0.884
Notes (Textuals) [Abstract]
Fair value of interest rate swaps	300,000,000	300,000,000
Interest rate range from minimum		0.002
Interest rate range to maximum		0.12465
Loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Convertible Notes, stated interest rate		0.27%
Line of credit amount outstanding	0	0
Convertible senior subordinated notes, base conversion price	$ 1,000,000
Convertible senior subordinated notes conversion ratio	16.3934
Debt instrument convertible conversion price per share	$ 61

Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lines Of Credit (Textuals) [Abstract]
$ 1.425 billion unsecured revolving credit facility	$ 1,425,000,000
Line of credit commitment by bankrupt financial institution now unavailable	75,000,000	75,000,000
Line of Credit Maturity	Feb 28, 2012
500.0 million ability to increase	500,000,000
Advances under credit facility, rate plus spread	0.005
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Amount restricted/dedicated to support letters of credit	147,300,000	56,700,000
Line of credit amount outstanding	$ 0	$ 0
Weighted average interest rate on revolving letter of credit	0.66%

Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value Hedges [Member]
Derivative Instrument Table
Current Notional Balance	$ 315,693
Lowest Possible Notional	315,693
Highest Possible Notional	317,694
Lowest Interest Rate	2.01%
Highest Interest Rate	4.80%
Earliest Maturity Date	2012
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative Instrument Table
Current Notional Balance	950,000
Lowest Possible Notional	950,000
Highest Possible Notional	950,000
Lowest Interest Rate	3.48%
Highest Interest Rate	4.70%
Earliest Maturity Date	2021
Latest Maturity Date	2023
Development Cash Flow Hedges [Member]
Derivative Instrument Table
Current Notional Balance	87,422
Lowest Possible Notional	3,020
Highest Possible Notional	$ 91,343
Lowest Interest Rate	4.06%
Highest Interest Rate	4.06%
Earliest Maturity Date	2011
Latest Maturity Date	2011

Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	$ 15,797	$ 28,816
Derivative liability, fair value	(39,078)	(3,577)
Fair Value Hedges [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	12,521	5,186
Forward Starting Swaps [Member] | Other Assets [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative asset, fair value	3,276	23,630
Forward Starting Swaps [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	(37,756)
Development Cash Flow Hedges [Member] | Other Liabilities [Member]
Schedule of Location of Derivatives on Balance Sheet
Derivative liability, fair value	$ (1,322)	$ (3,577)

Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	$ 7,335	$ (1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	(7,335)	1,167
Interest Expense [Member] | Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	7,335	(1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ (7,335)	$ 1,167
Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Hedged Item	Fixed rate debt	Fixed rate debt

Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (65,894)	$ 37,676
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	0	0
Interest Expense [Member] | Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(68,149)	34,432
Development Interest Rate Swaps/Caps [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ 2,255	$ 3,244

Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Held-to-Maturity
Held-to-maturity Securities		$ 0
Other assets, unrealized gains		0
Other assets, unrealized losses		0
Other assets, book/fair value		0
Interest and other income		458
Available for Sale
Other assets, amortized cost	675	25,675
Other assets, Unrealized Gains	519	463
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,194	26,138
Interest and Other income	61	8,245
Other assets, total amortized cost		25,675
Other assets, total unrealized gains		463
Other assets, total unrealized losses		0
Other assets, total book/fair value		26,138
Total interest and other income		8,703
FDIC Insured Promissory Notes [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Available for Sale
Other assets, amortized cost		25,000
Other assets, Unrealized Gains		93
Other assets, Book/Fair value		25,093
Interest and Other income		491
Other Held-to-maturity Securities [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Between one and five years or N/A
Available for Sale
Other assets, amortized cost		675
Other assets, Unrealized Gains		370
Other assets, Book/Fair value		1,045
Interest and Other income		7,754
FDIC-insured certificates of deposit [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity	Less than one year
Available for Sale
Other assets, amortized cost	0
Other assets, Book/Fair value	0
Interest and Other income	61
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675
Other assets, Unrealized Gains	519
Other assets, Book/Fair value	$ 1,194

Derivative and Other Fair Value Instruments (Details 5) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives	$ 15,797	$ 28,816
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	26,138
Total	75,123	116,044
Liabilities
Derivatives	39,078	3,577
Supplemental Executive Retirement Plan	58,132	61,090
Total	97,210	64,667
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	1,045
Total	59,326	62,135
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Total	58,132	61,090
Redeemable Noncontrolling Interests - Operating Partnership	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Derivatives	15,797	28,816
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	25,093
Total	15,797	53,909
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Derivatives	(39,078)	(3,577)
Supplemental Executive Retirement Plan	0	0
Total	39,078	3,577
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Significant Unobservable Inputs (Level 3) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Total	0	0
Redeemable Noncontrolling Interests - Operating Partnership	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 6) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876
Total Gains (Losses)	(45,380)	(11,124)	(116,418)
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Significant Unobservable Inputs (Level 3) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876

Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009	Jul. 31, 2010 Forward Starting Swaps [Member]	Jun. 30, 2009 Forward Starting Swaps [Member]	Dec. 31, 2008 Treasury Locks [Member]	Mar. 31, 2008 Treasury Locks [Member]	Dec. 31, 2009 Treasury Locks [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Jul. 31, 2010 10 year fixed Interest Rate Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		$ 400,000			$ 10,000,000				$ 10,800,000
SERP fair value	58,100,000
Discontinuation of cash flow hedge number of contract						6	6	3
Convertible Notes, stated interest rate		5.60%								4.75%	4.75%
Maturity period of interest rate notes										ten years		10
Mortgage loan issued	650,000,000									600,000,000		600,000,000
Derivative and Other Fair Value Instruments (Textuals) [Abstract]
Total Debt	4,762,896,000	4,783,446,000
Notes, net	5,185,180,000	4,609,124,000
Fair value of mortgage notes payable	4,700,000,000	4,600,000,000
Fair value of unsecured notes payable including line of credit	5,500,000,000	4,700,000,000
Forward starting swaps counterparty terminations designated for 2011 maturity	350,000,000
Forward starting swaps counterparty terminations designated for 2012 maturity	400,000,000
Forward starting swaps counterparty terminations designated for 2013 maturity	200,000,000
Deferred Gains In OCI	58,300,000	4,200,000
Estimated Future Losses In OCI	5,600,000
Reduction in interest expenses, deferred				200,000
Proceeds from sale of investment securities	25,000,000	215,753,000	0
Gain on sale of investment securities		$ 4,943,000	$ 0

Derivative and Other Fair Value Instruments (Details Textuals 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 650,000
Mortgage Loan Due In 11 Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 500,000
Maturity period of mortgage loan	11 years
Payment deferred as increase to interest expense, period		10

Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerator for net income per share - basic and diluted
(Loss) from continuing operations	$ (34,515,000)	$ 12,624,000	$ 2,263,000	$ (9,407,000)	$ (19,212,000)	$ 2,066,000	$ 5,503,000	$ 5,684,000	$ (29,035,000)	$ (5,959,000)	$ (49,581,000)
Allocation to Noncontrolling Interests - Operating Partnership, net									1,982,000	1,112,000	4,151,000
Net loss (income) attributable to Noncontrolling Interests - Partially Owned Properties									726,000	558,000	(2,650,000)
Preference Interests and Units										(9,000)	(15,000)
Preferred distributions									(14,368,000)	(14,479,000)	(14,507,000)
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									(40,695,000)	18,777,000	(62,602,000)
Discontinued operations, net of Noncontrolling Interests									309,937,000	366,571,000	455,717,000
Numerator for net income per share - basic and diluted									269,242,000	347,794,000	393,115,000
Denominator for net income per share - basic and diluted									282,888,000	273,609,000	270,012,000
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									$ (0.144)	$ (0.069)	$ (0.232)
Discontinued operations, net of Noncontrolling Interests									$ 1.096	$ 1.34	$ 1.688
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted:
(Loss) from continuing operations available to Common Shares									$ (0.144)	$ (0.069)	$ (0.232)
Discontinued operations, net									$ 1.096	$ 1.34	$ 1.688
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Distributions declared per Common Share outstanding									$ 1.47	$ 1.64	$ 1.93
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									325,103	402,501	427,090
Unsecured Notes, face amount	650,000,000								650,000,000
Convertible Notes, outstanding	$ 482,500,000								$ 482,500,000

Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income									$ 96,340,000	$ 188,335,000	$ 290,794,000
Total revenues									96,340,000	188,335,000	290,794,000
EXPENSES
Property and maintenance									26,992,000	57,269,000	83,019,000
Real estate taxes and insurance									10,085,000	21,392,000	32,034,000
Property Management											(62,000)
Depreciation									24,712,000	48,863,000	74,267,000
General and administrative									36,000	34,000	29,000
Total expenses									61,825,000	127,558,000	189,287,000
Discontinued operating income									34,515,000	60,777,000	101,507,000
Interest and other income									653,000	120,000	504,000
Other expenses										(1,000)
Interest:
Expense incurred, net									(7,825,000)	(8,786,000)	(10,640,000)
Amortization of deferred financing costs									(234,000)	(582,000)	(75,000)
Income and other tax (expense) benefit									(47,000)	1,161,000	1,841,000
Discontinued operations									27,062,000	52,689,000	93,137,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Discontinued operations, net	232,727,000	17,202,000	7,826,000	67,263,000	66,523,000	141,299,000	100,429,000	79,737,000	325,018,000	387,988,000	485,994,000
Discontinued Operations (Textuals) [Abstract]
Investment in real estate, net of accumulated depreciation									135,300,000	560,800,000
Mortgage notes payable									$ 11,000,000	$ 108,500,000

Share Incentive Plans (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation information
Compensation Expense	$ 18,875	$ 17,843	$ 22,311
Compensation Capitalized	2,141	1,961	2,094
Compensation Equity	21,016	19,804	24,405
Dividends Incurred	1,472	1,881	2,175
Performance Shares [Member]
Compensation information
Compensation Expense		103	(8)
Compensation Capitalized		76
Compensation Equity		179	(8)
Restricted shares [Member]
Compensation information
Compensation Expense	8,603	10,065	15,761
Compensation Capitalized	1,178	1,067	1,517
Compensation Equity	9,781	11,132	17,278
Dividends Incurred	1,334	1,627	2,175
LTIP Units [Member]
Compensation information
Compensation Expense	2,334	1,036
Compensation Capitalized	190	158
Compensation Equity	2,524	1,194
Dividends Incurred	138	254
Share options [Member]
Compensation information
Compensation Expense	6,707	5,458	5,361
Compensation Capitalized	714	538	485
Compensation Equity	7,421	5,996	5,846
ESPP Discount [Member]
Compensation information
Compensation Expense	1,231	1,181	1,197
Compensation Capitalized	59	122	92
Compensation Equity	$ 1,290	$ 1,303	$ 1,289

Share Incentive Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Award activity of the Share Incentive Plans
Common Shares Subject to Options, Beginning Balance	11,349,750	9,473,259	9,185,141
Common Shares Subject to Options, Awards granted	1,436,115	2,541,005	1,436,574
Common Shares Subject to Options, Awards exercised/vested	(2,506,645)	(422,713)	(995,129)
Common Shares Subject to Options, Awards forfeited	(76,275)	(146,151)	(113,786)
Common Shares Subject to Options, Awards expired	(96,457)	(95,650)	(39,541)
Common Shares Subject to Options, Ending Balance	10,106,488	11,349,750	9,473,259
Weighted Average Exercise Price per option, Beginning Balance	$ 32.03	$ 33.94	$ 32.37
Weighted Average Exercise Price per option, Awards granted	$ 33.59	$ 23.08	$ 38.46
Weighted Average Exercise Price per option, Awards exercised/vested	$ 28.68	$ 21.62	$ 24.75
Weighted Average Exercise Price per option, Awards forfeited	$ 29.43	$ 30.07	$ 43.95
Weighted Average Exercise Price per option, Awards expired	$ 42.69	$ 32.21	$ 35.91
Weighted Average Exercise Price per option, Ending Balance	$ 33	$ 32.03	$ 33.94
Restricted Shares, Beginning Balance	954,366	996,011	1,178,188
Restricted Shares, Awards granted	270,805	362,997	524,983
Restricted Shares, Awards exercised/vested	235,767	298,717	461,954
Restricted Shares, Awards forfeited	(35,038)	(64,280)	(63,029)
Restricted Shares, Ending Balance	911,950	954,366	996,011
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 37.1	$ 44.16	$ 42.3
Weighted Average Fair Value per Restricted Share, Awards granted	$ 34.85	$ 22.62	$ 38.29
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 52.25	$ 42.67	$ 35.99
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 30.84	$ 35.28	$ 44.87
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 32.05	$ 37.1	$ 44.16
LTIP Unit, Awards granted	94,096	155,189
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 32.97	$ 21.11
LTIP Unit, Awards forfeited	(1,204)	(573)
Weighted Average Fair Value per LTIP Unit, Ending Balance	$ 25.62	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 21.11	$ 21.11
LTIP Unit, Ending Balance	247,508	154,616
LTIP Unit, Beginning Balance	247,508	154,616

Share Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2010
Information regarding options outstanding and exercisable
Options, Vested and expected to vest	9,718,763
Options, Weighted Average Remaining Contractual Life in Years	5.69
Options, Weighted Average Exercise Price	$ 33.12
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.4
Exercise Price Range, Upper Range	$ 26.75
Options Outstanding, Options	2,974,937
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.18
Options Outstanding, Weighted Average Exercise Price	$ 23.42
Options Exercisable, Options	1,403,771
Options Exercisable, Weighted Average Exercise Price	$ 23.82
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 26.76
Exercise Price Range, Upper Range	$ 32.1
Options Outstanding, Options	2,478,594
Options Outstanding, Weighted Average Remaining Contractual Life in Years	3.09
Options Outstanding, Weighted Average Exercise Price	$ 29.99
Options Exercisable, Options	2,478,594
Options Exercisable, Weighted Average Exercise Price	$ 29.99
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 32.11
Exercise Price Range, Upper Range	$ 37.45
Options Outstanding, Options	1,374,888
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9.01
Options Outstanding, Weighted Average Exercise Price	$ 32.96
Options Exercisable, Options	23,546
Options Exercisable, Weighted Average Exercise Price	$ 32.23
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 37.46
Exercise Price Range, Upper Range	$ 42.8
Options Outstanding, Options	2,363,450
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.87
Options Outstanding, Weighted Average Exercise Price	$ 40.44
Options Exercisable, Options	2,023,316
Options Exercisable, Weighted Average Exercise Price	$ 40.75
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 42.81
Exercise Price Range, Upper Range	$ 48.15
Options Outstanding, Options	4,202
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.32
Options Outstanding, Weighted Average Exercise Price	$ 45.25
Options Exercisable, Options	4,202
Options Exercisable, Weighted Average Exercise Price	$ 42.25
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 48.16
Exercise Price Range, Upper Range	$ 53.5
Options Outstanding, Options	910,417
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.09
Options Outstanding, Weighted Average Exercise Price	$ 53.19
Options Exercisable, Options	853,222
Options Exercisable, Weighted Average Exercise Price	$ 53.5
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.4
Exercise Price Range, Upper Range	$ 53.5
Options Outstanding, Options	10,106,488
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.73
Options Outstanding, Weighted Average Exercise Price	$ 33
Options Exercisable, Options	6,786,651
Options Exercisable, Weighted Average Exercise Price	$ 34.89

Share Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan as a percentage of outstanding Common Shares	7.50%
Maximum aggregate number of awards under Share Incentive Plan	22,785,696
Shares available for future issuance	5,395,739
Number of installments for vesting of stock option	3
Restriction period of restricted shares	3 Years
Conversion of OP Units	one-for-one basis
Maximum no of years for attaining target under LTIP Units Award	Ten years following the date of issuance
Retirement age for share incentive plans	At or after age 62
Requirements of the Rule of Seventy	When an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years
Requirements of the Rule of Seventy for Executives	In the next two years: David J. Neithercut, Chief Executive Officer and President – 2011 and Alan George, Executive Vice President and Chief Investment Officer – 2013
Total compensation expense not yet vested	$ 19,500,000
Weighted average term for recognition of compensation expense not yet recognized (years)	1.5
Weighted average grant date fair value for Options	$ 6.18	$ 3.38	$ 4.08
Intrinsic value of options exercised	39,600,000	2,800,000	15,600,000
Fair value of restricted shares vested	9,100,000	8,000,000	23,900,000
Aggregate intrinsic value of options vested and expected to vest	184,300,000
Aggregate intrinsic value of options outstanding	184,300,000
Aggregate intrinsic value of options exercisable	117,100,000
Weighted average remaining contractual life in years of options exercisable	4.4
Market value of shares	$ 51.95
Options Exercisable	7,974,815	7,522,344
Weighted Average Exercise Price of Options Exercisable	$ 31.58	$ 28.45
Share options [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 years
Restricted shares [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	3 Years
Expiry period of options	10 years

Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 15, 1996
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 - $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$ 5,112,000	$ 5,292,000	$ 6,170,000
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	4,000,000	3,500,000	3,800,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment				200,000
Employee Plans (Textuals) [Abstract]
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Common Shares available for purchase under the ESPP	3,403,970
Purchase price of common stock	85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Contributions by employer under annual discretionary profit sharing contribution plan	0	0
Annual discretionary profit sharing contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	$ 0	$ 0
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment	2,000,000

Distribution Reinvestment and Share Purchase Plan (Details)	Dec. 15, 2011	Dec. 31, 2010	Dec. 16, 2008	Nov. 25, 1997	Nov. 03, 1997
Distribution Reinvestment and Share Purchase Plan (Textuals) [Abstract]
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")			5,000,000		14,000,000
Number of shares available for issuance		4,905,736
Date on which registration statement became effective			39798	35759
Registration statement, expiry date	Dec 15, 2011
Discount range at which common shares can be purchased on a monthly basis with optional cash		0% and 5%

Transactions With Related Parties (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transactions with Related Parties (Textuals) [Abstract]
Fees received for providing asset and property management service			$ 0.3
Amount Incurred For leased office space	$ 2.7	$ 3	$ 2.9

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leases:
Minimum Rent Payments Due, 2011	$ 5,478,000
Minimum Rent Payments Due, 2012	4,285,000
Minimum Rent Payments Due, 2013	4,431,000
Minimum Rent Payments Due, 2014	4,736,000
Minimum Rent Payments Due, 2015	4,729,000
Minimum Rent Payments Due, Thereafter	320,928,000
Minimum Rent Payments Due, Total	344,587,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2011	1,457,000
Deferred Compensation Due, 2012	1,770,000
Deferred Compensation Due, 2013	1,485,000
Deferred Compensation Due, 2014	1,667,000
Deferred Compensation Due, 2015	1,677,000
Deferred Compensation Due, Thereafter	9,182,000
Deferred Compensation Due, Total	17,248,000
Commitments and Contingencies (Textuals) [Abstract]
300 properties designed and built in violation of accessibility requirements	300
$0.7 million additional reserve	700,000
$2.9 million of paid claims	2,900,000
$1.2 million released of reserves	1,200,000
$3.3 million reserve balance	3,300,000
Four projects in various stages of development	4
1,700 units in various stages of development	717
Various stages of development with estimated completion dates ranging through June 30, 2011	Sep 30, 2012
Total operating lease payments	7,600,000	8,400,000	8,300,000
Compensation expense, Recognized	900,000	1,200,000	(400,000)
Amounts accrued for legal issues	$ 0

Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Rental income:
Same store	$ 1,728,268,000	$ 1,730,335,000	$ 1,778,183,000
Non-same store/other	257,775,000	115,822,000	186,771,000
Properties sold in 2010			(88,681,000)
Properties sold-March YTD 2011	(28,670,000)	(28,304,000)	(28,870,000)
Total rental income	1,957,373,000	1,817,853,000	1,847,403,000
Operating expenses:
Same store	654,663,000	648,508,000	645,123,000
Non-same store/other	151,815,000	94,486,000	143,570,000
Properties sold in 2010			(31,205,000)
Properties sold-March YTD 2011	(11,248,000)	(11,334,000)	(11,069,000)
Total operating expenses	795,230,000	731,660,000	746,419,000
NOI:
Same store	1,073,605,000	1,081,827,000	1,133,060,000
Non-same store/other	105,960,000	21,336,000	43,201,000
Properties sold in 2010			(57,476,000)
Properties sold-March YTD 2011	(17,422,000)	(16,970,000)	(17,801,000)
Total NOI	1,162,143,000	1,086,193,000	1,100,984,000
Total assets	16,184,194,000	15,417,515,000
Reconciliation of NOI
Rental income	1,957,373,000	1,817,853,000	1,847,403,000
Property and maintenance expense	(490,301,000)	(456,628,000)	(477,814,000)
Real estate taxes and insurance expense	(224,842,000)	(203,732,000)	(191,781,000)
Property management expense	(80,087,000)	(71,300,000)	(76,824,000)
Total operating expenses	(795,230,000)	(731,660,000)	(746,419,000)
Net operating income	1,162,143,000	1,086,193,000	1,100,984,000
Reportable Segments (Textuals) [Abstract]
No customer contributes more than 10% or more of Company's total revenue	10.00%	10.00%	10.00%
Units in same store properties	112,042	112,042	113,598
Overhead Costs	600,000	1,400,000	2,800,000
Elimination of rental income	10,500,000	9,600,000	13,600,000
Northeast [Member]
Rental income:
Same store	574,147,000	566,518,000	553,712,000
Non-same store/other	112,747,000	23,195,000	37,000,000
Total rental income	686,894,000	589,713,000	590,712,000
Operating expenses:
Same store	215,365,000	211,352,000	199,673,000
Non-same store/other	54,780,000	12,798,000	16,806,000
Total operating expenses	270,145,000	224,150,000	216,479,000
NOI:
Same store	358,782,000	355,166,000	354,039,000
Non-same store/other	57,967,000	10,397,000	20,194,000
Total NOI	416,749,000	365,563,000	374,233,000
Total assets	6,211,534,000	5,435,072,000
Northwest [Member]
Rental income:
Same store	353,123,000	357,502,000	372,197,000
Non-same store/other	18,042,000	2,010,000	18,347,000
Total rental income	371,165,000	359,512,000	390,544,000
Operating expenses:
Same store	132,331,000	129,696,000	128,448,000
Non-same store/other	7,950,000	1,851,000	7,664,000
Total operating expenses	140,281,000	131,547,000	136,112,000
NOI:
Same store	220,792,000	227,806,000	243,749,000
Non-same store/other	10,092,000	159,000	10,683,000
Total NOI	230,884,000	227,965,000	254,432,000
Total assets	2,665,707,000	2,474,775,000
Southeast [Member]
Rental income:
Same store	383,475,000	383,239,000	407,871,000
Non-same store/other	9,271,000	4,268,000	6,090,000
Total rental income	392,746,000	387,507,000	413,961,000
Operating expenses:
Same store	157,518,000	158,977,000	166,022,000
Non-same store/other	4,126,000	1,727,000	2,995,000
Total operating expenses	161,644,000	160,704,000	169,017,000
NOI:
Same store	225,957,000	224,262,000	241,849,000
Non-same store/other	5,145,000	2,541,000	3,095,000
Total NOI	231,102,000	226,803,000	244,944,000
Total assets	2,602,318,000	2,674,499,000
Southwest [Member]
Rental income:
Same store	417,523,000	423,076,000	444,403,000
Non-same store/other	33,456,000	16,985,000	23,400,000
Total rental income	450,979,000	440,061,000	467,803,000
Operating expenses:
Same store	149,449,000	148,483,000	150,980,000
Non-same store/other	15,136,000	9,418,000	14,363,000
Total operating expenses	164,585,000	157,901,000	165,343,000
NOI:
Same store	268,074,000	274,593,000	293,423,000
Non-same store/other	18,320,000	7,567,000	9,037,000
Total NOI	286,394,000	282,160,000	302,460,000
Total assets	3,240,170,000	2,971,396,000
Others [Member]
Rental income:
Non-same store/other	84,259,000	69,364,000	101,934,000
Properties sold in 2010			(88,681,000)
Properties sold-March YTD 2011	(28,670,000)	(28,304,000)	(28,870,000)
Total rental income	55,589,000	41,060,000	15,617,000
Operating expenses:
Non-same store/other	69,823,000	68,692,000	101,742,000
Properties sold in 2010			(31,205,000)
Properties sold-March YTD 2011	(11,248,000)	(11,334,000)	(11,069,000)
Total operating expenses	58,575,000	57,358,000	59,468,000
NOI:
Non-same store/other	14,436,000	672,000	192,000
Properties sold in 2010			(57,476,000)
Properties sold-March YTD 2011	(17,422,000)	(16,970,000)	(17,801,000)
Total NOI	(2,986,000)	(16,298,000)	(75,085,000)
Total assets	$ 1,464,465,000	$ 1,861,773,000

Subsequent Events/Other (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Subsequent Events/Other (Textuals) [Abstract]
Impairment	$ 45,380,000	$ 11,124,000	$ 116,418,000
Other expenses	(11,928,000)	(6,487,000)	(5,760,000)
Number of consolidated properties disposed of	600
Number of land parcels on which impairment charged due to Company's plan change	2	1
Repayment of mortgage loans	173,000,000
Number of Apartment Property Acquired	2
Number of apartment units	521
Value of acquired property	137,100,000
Number of consolidated apartment units sold	2
Value of sold properties	32,700,000
Forfeited deposits			700,000
Pursuit costs write offs	5,300,000	4,800,000	5,600,000
Litigation Settlement, Expense	5,200,000	200,000	1,700,000
Number Of Potential Condo Sales			38
Acquisition of properties	6,600,000	1,700,000	200,000
Estimates of lost revenue and garage reconstruction	12,000,000
Estimates of lost revenue and garage reconstruction after insurance reimbursements	8,000,000
Impairment charge recognized to write-off	1,300,000
Initial insurance proceeds	4,000,000
Real estate tax and insurance	5,500,000
Common shares issued under the Company's ATM share offering program	3
Average price per Common Shares	$ 50.84
Total consideration for shares issued through ATM program	$ 4,500,000
Additional shares authorized under the Company's ATM share offering program	10

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Financial Data
Total revenues	$ 509,855	$ 504,556	$ 487,439	$ 464,999	$ 454,241	$ 457,777	$ 457,098	$ 459,083	$ 1,966,849	$ 1,828,199	$ 1,858,118
Total revenues subsequently reclassified to discontinued operations	(7,269)	(7,216)	(7,102)	(7,083)	(7,033)	(7,050)	(7,127)	(7,094)
Operating income	90,996	118,721	112,938	110,008	124,683	120,470	118,354	124,057	432,663	487,564	413,849
Operating Income Loss Adjusted to Discontinued Operations	(2,329)	(2,326)	(2,309)	(2,374)	(2,271)	(2,233)	(2,307)	(2,226)
(Loss) from continuing operations	(34,515)	12,624	2,263	(9,407)	(19,212)	2,066	5,503	5,684	(29,035)	(5,959)	(49,581)
Income from continuing operations subsequently reclassified to discontinued operations	(2,294)	(2,306)	(2,451)	(2,140)	(2,216)	(2,190)	(2,310)	(2,174)
Discontinued operations, net	232,727	17,202	7,826	67,263	66,523	141,299	100,429	79,737	325,018	387,988	485,994
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,294	2,306	2,451	2,140	2,216	2,190	2,310	2,174
Net income	198,212	29,826	10,089	57,856	47,311	143,365	105,932	85,421	295,983	382,029	436,413
Net income available to Common Shares	185,870	25,166	6,343	51,863	41,672	132,362	96,585	77,175	269,242	347,794	393,115
Earnings per share - basic:
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	273,658	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Earnings per share - diluted:
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	300,379	282,217	280,645	275,519	273,658	289,338	288,853	282,888	273,609	270,012
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data
Total revenues	517,124	511,772	494,541	472,082	461,274	464,827	464,225	466,177
Operating income	93,325	121,047	115,247	112,382	126,954	122,703	120,661	126,283
(Loss) from continuing operations	(32,221)	14,930	4,714	(7,267)	(16,996)	4,256	7,813	7,858
Discontinued operations, net	$ 230,433	$ 14,896	$ 5,375	$ 65,123	$ 64,307	$ 139,109	$ 98,119	$ 77,563

Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Real Estates and Accumulated Depreciation
Units	129,077
Initial Cost to Company, Land	$ 3,237,753,162.99
Initial Cost to Company, Building & Fixtures	11,934,281,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,191,490,206
Gross Amount Carried at close of period 12/31/2010, Land	3,237,753,162
Investment in Real Estate, Gross	13,125,771,228
Total	16,441,159,806
Accumulated Depreciation	(3,917,715,292)
Investment in Real Estate Net	12,522,366,121.85
Encumbrances	4,845,243,970
Portfolio Entity Encumbrances [Member]
Real Estates and Accumulated Depreciation
Encumbrances	1,367,808,000
EQR-Wholly Owned Unencumbered [Member]
Real Estates and Accumulated Depreciation
Units	92,959
Initial Cost to Company, Land	2,067,232,662.99
Initial Cost to Company, Building & Fixtures	7,815,275,806
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	876,354,141
Gross Amount Carried at close of period 12/31/2010, Land	2,067,232,662
Investment in Real Estate, Gross	8,691,629,947
Total	10,836,498,026
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate Net	7,981,576,603.85
Encumbrances	0
1210 Mass [Member]
Real Estates and Accumulated Depreciation
Description of Location	Washington, D.C. (G)
Date of Construction	2004
Units	144
Initial Cost to Company, Land	9,213,512.45
Initial Cost to Company, Building & Fixtures	36,559,189
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	266,370
Gross Amount Carried at close of period 12/31/2010, Land	9,213,512
Investment in Real Estate, Gross	36,825,559
Total	46,039,071
Accumulated Depreciation	(7,392,347)
Investment in Real Estate Net	38,646,724
Encumbrances	0
1401 Joyce on Pentagon Row [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	2004
Units	326
Initial Cost to Company, Land	9,780,000
Initial Cost to Company, Building & Fixtures	89,680,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	115,398
Gross Amount Carried at close of period 12/31/2010, Land	9,780,000
Investment in Real Estate, Gross	89,795,398
Total	99,575,398
Accumulated Depreciation	(7,055,460)
Investment in Real Estate Net	92,519,938
Encumbrances	0
1660 Peachtree [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1999
Units	355
Initial Cost to Company, Land	7,924,126
Initial Cost to Company, Building & Fixtures	23,602,563
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,961,246
Gross Amount Carried at close of period 12/31/2010, Land	7,924,126
Investment in Real Estate, Gross	25,563,809
Total	33,487,935
Accumulated Depreciation	(6,956,014)
Investment in Real Estate Net	26,531,921
Encumbrances	0
2400 M St [Member]
Real Estates and Accumulated Depreciation
Description of Location	Washington, D.C. (G)
Date of Construction	2006
Units	359
Initial Cost to Company, Land	30,006,593.01
Initial Cost to Company, Building & Fixtures	114,013,785
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	608,385
Gross Amount Carried at close of period 12/31/2010, Land	30,006,593
Investment in Real Estate, Gross	114,622,170
Total	144,628,763
Accumulated Depreciation	(20,646,321)
Investment in Real Estate Net	123,982,442
Encumbrances	0
3rd Square-2853rd Street [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	2008/2009
Units	292
Initial Cost to Company, Land	11,615,364.34
Initial Cost to Company, Building & Fixtures	115,760,516
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	117,313
Gross Amount Carried at close of period 12/31/2010, Land	11,615,364
Investment in Real Estate, Gross	115,877,829
Total	127,493,193
Accumulated Depreciation	(12,662,353)
Investment in Real Estate Net	114,830,840
Encumbrances	0
420 East 80th Street [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY
Date of Construction	1961
Units	155
Initial Cost to Company, Land	39,277,000
Initial Cost to Company, Building & Fixtures	23,026,984
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,469,404
Gross Amount Carried at close of period 12/31/2010, Land	39,277,000
Investment in Real Estate, Gross	25,496,388
Total	64,773,388
Accumulated Depreciation	(5,629,602)
Investment in Real Estate Net	59,143,786
Encumbrances	0
600 Washington [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	2004
Units	135
Initial Cost to Company, Land	32,852,000
Initial Cost to Company, Building & Fixtures	43,140,551
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	193,797
Gross Amount Carried at close of period 12/31/2010, Land	32,852,000
Investment in Real Estate, Gross	43,334,348
Total	76,186,348
Accumulated Depreciation	(9,053,055)
Investment in Real Estate Net	67,133,293
Encumbrances	0
70 Greene [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ
Date of Construction	(F)
Units	480
Initial Cost to Company, Land	28,170,659
Initial Cost to Company, Building & Fixtures	238,865,141
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	92,779
Gross Amount Carried at close of period 12/31/2010, Land	28,170,659
Investment in Real Estate, Gross	238,957,920
Total	267,128,579
Accumulated Depreciation	(4,394,665)
Investment in Real Estate Net	262,733,914
Encumbrances	0
71 Broadway [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1997
Units	238
Initial Cost to Company, Land	22,611,600
Initial Cost to Company, Building & Fixtures	77,492,171
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,243,680
Gross Amount Carried at close of period 12/31/2010, Land	22,611,600
Investment in Real Estate, Gross	79,735,851
Total	102,347,451
Accumulated Depreciation	(17,268,354)
Investment in Real Estate Net	85,079,097
Encumbrances	0
Abington Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Abington, MA
Date of Construction	1968
Units	90
Initial Cost to Company, Land	553,105
Initial Cost to Company, Building & Fixtures	3,697,396
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,338,263
Gross Amount Carried at close of period 12/31/2010, Land	553,105
Investment in Real Estate, Gross	6,035,659
Total	6,588,764
Accumulated Depreciation	(2,700,791)
Investment in Real Estate Net	3,887,973
Encumbrances	0
Acacia Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1988-1994
Units	304
Initial Cost to Company, Land	3,663,473
Initial Cost to Company, Building & Fixtures	21,172,386
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,737,231
Gross Amount Carried at close of period 12/31/2010, Land	3,663,473
Investment in Real Estate, Gross	23,909,617
Total	27,573,090
Accumulated Depreciation	(10,960,327)
Investment in Real Estate Net	16,612,763
Encumbrances	0
Alborada [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fremont, CA
Date of Construction	1999
Units	442
Initial Cost to Company, Land	24,310,000
Initial Cost to Company, Building & Fixtures	59,214,129
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,223,276
Gross Amount Carried at close of period 12/31/2010, Land	24,310,000
Investment in Real Estate, Gross	61,437,405
Total	85,747,405
Accumulated Depreciation	(22,585,431)
Investment in Real Estate Net	63,161,974
Encumbrances	0
Arbor Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunnyvale, CA
Date of Construction	1979
Units	174
Initial Cost to Company, Land	9,057,300
Initial Cost to Company, Building & Fixtures	18,483,642
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,195,036
Gross Amount Carried at close of period 12/31/2010, Land	9,057,300
Investment in Real Estate, Gross	20,678,678
Total	29,735,978
Accumulated Depreciation	(8,983,730)
Investment in Real Estate Net	20,752,248
Encumbrances	0
Arboretum (MA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Canton, MA
Date of Construction	1989
Units	156
Initial Cost to Company, Land	4,685,900
Initial Cost to Company, Building & Fixtures	10,992,751
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,753,644
Gross Amount Carried at close of period 12/31/2010, Land	4,685,900
Investment in Real Estate, Gross	12,746,395
Total	17,432,295
Accumulated Depreciation	(5,871,712)
Investment in Real Estate Net	11,560,583
Encumbrances	0
Arden Villas [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1999
Units	336
Initial Cost to Company, Land	5,500,000
Initial Cost to Company, Building & Fixtures	28,600,796
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,158,076
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Investment in Real Estate, Gross	31,758,872
Total	37,258,872
Accumulated Depreciation	(7,820,927)
Investment in Real Estate Net	29,437,945
Encumbrances	0
Ashton, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona Hills, CA
Date of Construction	1986
Units	492
Initial Cost to Company, Land	2,594,264
Initial Cost to Company, Building & Fixtures	33,042,398
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,711,402
Gross Amount Carried at close of period 12/31/2010, Land	2,594,264
Investment in Real Estate, Gross	38,753,800
Total	41,348,064
Accumulated Depreciation	(18,405,734)
Investment in Real Estate Net	22,942,330
Encumbrances	0
Audubon Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	1990
Units	447
Initial Cost to Company, Land	3,576,000
Initial Cost to Company, Building & Fixtures	26,121,909
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,955,223
Gross Amount Carried at close of period 12/31/2010, Land	3,576,000
Investment in Real Estate, Gross	30,077,132
Total	33,653,132
Accumulated Depreciation	(12,947,920)
Investment in Real Estate Net	20,705,212
Encumbrances	0
Auvers Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	480
Initial Cost to Company, Land	3,808,823
Initial Cost to Company, Building & Fixtures	29,322,243
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,106,226
Gross Amount Carried at close of period 12/31/2010, Land	3,808,823
Investment in Real Estate, Gross	35,428,469
Total	39,237,292
Accumulated Depreciation	(15,578,985)
Investment in Real Estate Net	23,658,307
Encumbrances	0
Avenue Royale [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	2001
Units	200
Initial Cost to Company, Land	5,000,000
Initial Cost to Company, Building & Fixtures	17,785,388
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	898,474
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Investment in Real Estate, Gross	18,683,862
Total	23,683,862
Accumulated Depreciation	(4,408,349)
Investment in Real Estate Net	19,275,513
Encumbrances	0
Ball Park Lofts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO (G)
Date of Construction	2003
Units	343
Initial Cost to Company, Land	5,481,556.19
Initial Cost to Company, Building & Fixtures	51,658,741
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,673,568
Gross Amount Carried at close of period 12/31/2010, Land	5,481,556
Investment in Real Estate, Gross	54,332,309
Total	59,813,865
Accumulated Depreciation	(12,411,249)
Investment in Real Estate Net	47,402,616
Encumbrances	0
Barrington Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	1998
Units	233
Initial Cost to Company, Land	6,990,000
Initial Cost to Company, Building & Fixtures	15,740,825
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,517,378
Gross Amount Carried at close of period 12/31/2010, Land	6,990,000
Investment in Real Estate, Gross	18,258,203
Total	25,248,203
Accumulated Depreciation	(5,666,805)
Investment in Real Estate Net	19,581,398
Encumbrances	0
Bay Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Long Beach, CA
Date of Construction	2002
Units	160
Initial Cost to Company, Land	7,600,000
Initial Cost to Company, Building & Fixtures	27,437,239
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	727,662
Gross Amount Carried at close of period 12/31/2010, Land	7,600,000
Investment in Real Estate, Gross	28,164,901
Total	35,764,901
Accumulated Depreciation	(6,781,684)
Investment in Real Estate Net	28,983,217
Encumbrances	0
Bayside at the Islands [Member]
Real Estates and Accumulated Depreciation
Description of Location	Gilbert, AZ
Date of Construction	1989
Units	272
Initial Cost to Company, Land	3,306,484
Initial Cost to Company, Building & Fixtures	15,573,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,718,810
Gross Amount Carried at close of period 12/31/2010, Land	3,306,484
Investment in Real Estate, Gross	18,291,816
Total	21,598,300
Accumulated Depreciation	(8,868,933)
Investment in Real Estate Net	12,729,367
Encumbrances	0
Bella Terra [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mukilteo, WA (G)
Date of Construction	2002
Units	235
Initial Cost to Company, Land	5,524,747
Initial Cost to Company, Building & Fixtures	25,315,555
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	663,944
Gross Amount Carried at close of period 12/31/2010, Land	5,524,747
Investment in Real Estate, Gross	25,979,499
Total	31,504,246
Accumulated Depreciation	(7,011,728)
Investment in Real Estate Net	24,492,518
Encumbrances	0
Bella Vista [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	248
Initial Cost to Company, Land	2,978,879
Initial Cost to Company, Building & Fixtures	20,641,333
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,375,574
Gross Amount Carried at close of period 12/31/2010, Land	2,978,879
Investment in Real Estate, Gross	24,016,907
Total	26,995,786
Accumulated Depreciation	(11,352,453)
Investment in Real Estate Net	15,643,333
Encumbrances	0
Bella Vista I, II, III Combined [Member]
Real Estates and Accumulated Depreciation
Description of Location	Woodland Hills, CA
Date of Construction	2003-2007
Units	579
Initial Cost to Company, Land	31,682,754
Initial Cost to Company, Building & Fixtures	121,095,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,373,774
Gross Amount Carried at close of period 12/31/2010, Land	31,682,754
Investment in Real Estate, Gross	122,469,560
Total	154,152,314
Accumulated Depreciation	(22,828,231)
Investment in Real Estate Net	131,324,083
Encumbrances	0
Bellagio Apartment Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1995
Units	202
Initial Cost to Company, Land	2,626,000
Initial Cost to Company, Building & Fixtures	16,025,041
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	934,839
Gross Amount Carried at close of period 12/31/2010, Land	2,626,000
Investment in Real Estate, Gross	16,959,880
Total	19,585,880
Accumulated Depreciation	(4,385,460)
Investment in Real Estate Net	15,200,420
Encumbrances	0
Belle Arts Condominium Homes, LLC [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	2000
Units	0
Initial Cost to Company, Land	63,158
Initial Cost to Company, Building & Fixtures	248,929
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(5,320)
Gross Amount Carried at close of period 12/31/2010, Land	63,158
Investment in Real Estate, Gross	243,609
Total	306,767
Accumulated Depreciation	0
Investment in Real Estate Net	306,767
Encumbrances	0
Bellevue Meadows [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1983
Units	180
Initial Cost to Company, Land	4,507,100
Initial Cost to Company, Building & Fixtures	12,574,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,014,722
Gross Amount Carried at close of period 12/31/2010, Land	4,507,100
Investment in Real Estate, Gross	16,589,536
Total	21,096,636
Accumulated Depreciation	(7,111,408)
Investment in Real Estate Net	13,985,228
Encumbrances	0
Beneva Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sarasota, FL
Date of Construction	1986
Units	192
Initial Cost to Company, Land	1,344,000
Initial Cost to Company, Building & Fixtures	9,665,447
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,712,853
Gross Amount Carried at close of period 12/31/2010, Land	1,344,000
Investment in Real Estate, Gross	11,378,300
Total	12,722,300
Accumulated Depreciation	(5,166,133)
Investment in Real Estate Net	7,556,167
Encumbrances	0
Bermuda Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1989
Units	350
Initial Cost to Company, Land	1,503,000
Initial Cost to Company, Building & Fixtures	19,561,896
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,524,785
Gross Amount Carried at close of period 12/31/2010, Land	1,503,000
Investment in Real Estate, Gross	24,086,681
Total	25,589,681
Accumulated Depreciation	(11,058,710)
Investment in Real Estate Net	14,530,971
Encumbrances	0
Bishop Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winter Park, FL
Date of Construction	1991
Units	324
Initial Cost to Company, Land	2,592,000
Initial Cost to Company, Building & Fixtures	17,990,436
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,585,501
Gross Amount Carried at close of period 12/31/2010, Land	2,592,000
Investment in Real Estate, Gross	21,575,937
Total	24,167,937
Accumulated Depreciation	(10,133,397)
Investment in Real Estate Net	14,034,540
Encumbrances	0
Bradford Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Newington, CT
Date of Construction	1964
Units	64
Initial Cost to Company, Land	401,091
Initial Cost to Company, Building & Fixtures	2,681,210
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	550,222
Gross Amount Carried at close of period 12/31/2010, Land	401,091
Investment in Real Estate, Gross	3,231,432
Total	3,632,523
Accumulated Depreciation	(1,266,643)
Investment in Real Estate Net	2,365,880
Encumbrances	0
Briar Knoll Apts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Vernon, CT
Date of Construction	1986
Units	150
Initial Cost to Company, Land	928,972
Initial Cost to Company, Building & Fixtures	6,209,988
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,262,373
Gross Amount Carried at close of period 12/31/2010, Land	928,972
Investment in Real Estate, Gross	7,472,361
Total	8,401,333
Accumulated Depreciation	(2,947,027)
Investment in Real Estate Net	5,454,306
Encumbrances	0
Bridford Lakes II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Greensboro, NC
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	1,100,564
Initial Cost to Company, Building & Fixtures	792,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	1,100,564
Investment in Real Estate, Gross	792,509
Total	1,893,073
Accumulated Depreciation	0
Investment in Real Estate Net	1,893,073
Encumbrances	0
Bridgewater at Wells Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1986
Units	288
Initial Cost to Company, Land	2,160,000
Initial Cost to Company, Building & Fixtures	13,347,549
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,981,128
Gross Amount Carried at close of period 12/31/2010, Land	2,160,000
Investment in Real Estate, Gross	15,328,677
Total	17,488,677
Accumulated Depreciation	(6,399,038)
Investment in Real Estate Net	11,089,639
Encumbrances	0
Brookside (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boulder, CO
Date of Construction	1993
Units	144
Initial Cost to Company, Land	3,600,400
Initial Cost to Company, Building & Fixtures	10,211,159
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,422,619
Gross Amount Carried at close of period 12/31/2010, Land	3,600,400
Investment in Real Estate, Gross	11,633,778
Total	15,234,178
Accumulated Depreciation	(4,955,466)
Investment in Real Estate Net	10,278,712
Encumbrances	0
Brookside (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1993
Units	228
Initial Cost to Company, Land	2,736,000
Initial Cost to Company, Building & Fixtures	7,934,069
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,131,297
Gross Amount Carried at close of period 12/31/2010, Land	2,736,000
Investment in Real Estate, Gross	10,065,366
Total	12,801,366
Accumulated Depreciation	(4,725,174)
Investment in Real Estate Net	8,076,192
Encumbrances	0
Brookside II (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1979
Units	204
Initial Cost to Company, Land	2,450,800
Initial Cost to Company, Building & Fixtures	6,913,202
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,602,520
Gross Amount Carried at close of period 12/31/2010, Land	2,450,800
Investment in Real Estate, Gross	9,515,722
Total	11,966,522
Accumulated Depreciation	(4,851,989)
Investment in Real Estate Net	7,114,533
Encumbrances	0
Butterfield Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	15,617,709
Initial Cost to Company, Building & Fixtures	4,427,907
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	15,617,709
Investment in Real Estate, Gross	4,427,907
Total	20,045,616
Accumulated Depreciation	0
Investment in Real Estate Net	20,045,616
Encumbrances	0
Camellero [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1979
Units	348
Initial Cost to Company, Land	1,924,900
Initial Cost to Company, Building & Fixtures	17,324,593
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,401,693
Gross Amount Carried at close of period 12/31/2010, Land	1,924,900
Investment in Real Estate, Gross	22,726,286
Total	24,651,186
Accumulated Depreciation	(13,677,067)
Investment in Real Estate Net	10,974,119
Encumbrances	0
Carlyle Mill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	317
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	51,367,913
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,568,619
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	54,936,532
Total	64,936,532
Accumulated Depreciation	(14,868,048)
Investment in Real Estate Net	50,068,484
Encumbrances	0
Carmel Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1988-1989
Units	384
Initial Cost to Company, Land	2,288,300
Initial Cost to Company, Building & Fixtures	20,596,281
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	9,965,334
Gross Amount Carried at close of period 12/31/2010, Land	2,288,300
Investment in Real Estate, Gross	30,561,615
Total	32,849,915
Accumulated Depreciation	(16,061,053)
Investment in Real Estate Net	16,788,862
Encumbrances	0
CenterPointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1996
Units	264
Initial Cost to Company, Land	3,421,535
Initial Cost to Company, Building & Fixtures	15,708,853
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,587,615
Gross Amount Carried at close of period 12/31/2010, Land	3,421,535
Investment in Real Estate, Gross	18,296,468
Total	21,718,003
Accumulated Depreciation	(6,829,242)
Investment in Real Estate Net	14,888,761
Encumbrances	0
Chandler Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chandler, AZ
Date of Construction	1987
Units	316
Initial Cost to Company, Land	1,353,100
Initial Cost to Company, Building & Fixtures	12,175,173
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,281,277
Gross Amount Carried at close of period 12/31/2010, Land	1,353,100
Investment in Real Estate, Gross	16,456,450
Total	17,809,550
Accumulated Depreciation	(9,136,685)
Investment in Real Estate Net	8,672,865
Encumbrances	0
Chatelaine Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Duluth, GA
Date of Construction	1995
Units	303
Initial Cost to Company, Land	1,818,000
Initial Cost to Company, Building & Fixtures	24,489,671
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,930,204
Gross Amount Carried at close of period 12/31/2010, Land	1,818,000
Investment in Real Estate, Gross	26,419,875
Total	28,237,875
Accumulated Depreciation	(11,195,323)
Investment in Real Estate Net	17,042,552
Encumbrances	0
Chelsea Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1991
Units	113
Initial Cost to Company, Land	3,397,100
Initial Cost to Company, Building & Fixtures	9,289,074
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,350,932
Gross Amount Carried at close of period 12/31/2010, Land	3,397,100
Investment in Real Estate, Gross	10,640,006
Total	14,037,106
Accumulated Depreciation	(4,455,056)
Investment in Real Estate Net	9,582,050
Encumbrances	0
Chesapeake Glen Apts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glen Burnie, MD
Date of Construction	1973
Units	796
Initial Cost to Company, Land	8,993,411
Initial Cost to Company, Building & Fixtures	27,301,052
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	20,600,853
Gross Amount Carried at close of period 12/31/2010, Land	8,993,411
Investment in Real Estate, Gross	47,901,905
Total	56,895,316
Accumulated Depreciation	(21,737,535)
Investment in Real Estate Net	35,157,781
Encumbrances	0
Chestnut Hills [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1991
Units	157
Initial Cost to Company, Land	756,300
Initial Cost to Company, Building & Fixtures	6,806,635
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,313
Gross Amount Carried at close of period 12/31/2010, Land	756,300
Investment in Real Estate, Gross	8,147,948
Total	8,904,248
Accumulated Depreciation	(4,162,664)
Investment in Real Estate Net	4,741,584
Encumbrances	0
Chinatown Gateway [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	14,791,831
Initial Cost to Company, Building & Fixtures	10,626,177
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,791,831
Investment in Real Estate, Gross	10,626,177
Total	25,418,008
Accumulated Depreciation	0
Investment in Real Estate Net	25,418,008
Encumbrances	0
Cierra Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1996
Units	480
Initial Cost to Company, Land	4,803,100
Initial Cost to Company, Building & Fixtures	34,894,898
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,372,465
Gross Amount Carried at close of period 12/31/2010, Land	4,803,100
Investment in Real Estate, Gross	39,267,363
Total	44,070,463
Accumulated Depreciation	(17,810,090)
Investment in Real Estate Net	26,260,373
Encumbrances	0
Citrus Falls [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	2003
Units	273
Initial Cost to Company, Land	8,190,000
Initial Cost to Company, Building & Fixtures	28,894,280
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	359,339
Gross Amount Carried at close of period 12/31/2010, Land	8,190,000
Investment in Real Estate, Gross	29,253,619
Total	37,443,619
Accumulated Depreciation	(5,538,771)
Investment in Real Estate Net	31,904,848
Encumbrances	0
City View (GA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA (G)
Date of Construction	2003
Units	202
Initial Cost to Company, Land	6,440,800
Initial Cost to Company, Building & Fixtures	19,993,460
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,226,630
Gross Amount Carried at close of period 12/31/2010, Land	6,440,800
Investment in Real Estate, Gross	21,220,090
Total	27,660,890
Accumulated Depreciation	(4,958,474)
Investment in Real Estate Net	22,702,416
Encumbrances	0
Clarys Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Columbia, MD
Date of Construction	1984
Units	198
Initial Cost to Company, Land	891,000
Initial Cost to Company, Building & Fixtures	15,489,721
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,941,859
Gross Amount Carried at close of period 12/31/2010, Land	891,000
Investment in Real Estate, Gross	17,431,580
Total	18,322,580
Accumulated Depreciation	(7,854,559)
Investment in Real Estate Net	10,468,021
Encumbrances	0
Cleo, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1989
Units	92
Initial Cost to Company, Land	6,615,467
Initial Cost to Company, Building & Fixtures	14,829,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,656,740
Gross Amount Carried at close of period 12/31/2010, Land	6,615,467
Investment in Real Estate, Gross	18,486,075
Total	25,101,542
Accumulated Depreciation	(3,239,542)
Investment in Real Estate Net	21,862,000
Encumbrances	0
Club at Tanasbourne [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	1990
Units	352
Initial Cost to Company, Land	3,521,300
Initial Cost to Company, Building & Fixtures	16,257,934
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,024,295
Gross Amount Carried at close of period 12/31/2010, Land	3,521,300
Investment in Real Estate, Gross	19,282,229
Total	22,803,529
Accumulated Depreciation	(9,717,382)
Investment in Real Estate Net	13,086,147
Encumbrances	0
Club at the Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1991
Units	254
Initial Cost to Company, Land	2,030,950
Initial Cost to Company, Building & Fixtures	12,616,747
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,506,711
Gross Amount Carried at close of period 12/31/2010, Land	2,030,950
Investment in Real Estate, Gross	15,123,458
Total	17,154,408
Accumulated Depreciation	(7,668,234)
Investment in Real Estate Net	9,486,174
Encumbrances	0
Coconut Palm Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, GA
Date of Construction	1992
Units	300
Initial Cost to Company, Land	3,001,700
Initial Cost to Company, Building & Fixtures	17,678,928
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,478,359
Gross Amount Carried at close of period 12/31/2010, Land	3,001,700
Investment in Real Estate, Gross	20,157,287
Total	23,158,987
Accumulated Depreciation	(9,116,168)
Investment in Real Estate Net	14,042,819
Encumbrances	0
Colorado Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2006
Units	193
Initial Cost to Company, Land	5,790,000
Initial Cost to Company, Building & Fixtures	28,815,766
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	397,758
Gross Amount Carried at close of period 12/31/2010, Land	5,790,000
Investment in Real Estate, Gross	29,213,524
Total	35,003,524
Accumulated Depreciation	(6,093,098)
Investment in Real Estate Net	28,910,426
Encumbrances	0
Copper Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Highlands Ranch, CO
Date of Construction	1999
Units	222
Initial Cost to Company, Land	1,442,212
Initial Cost to Company, Building & Fixtures	16,251,114
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,140,109
Gross Amount Carried at close of period 12/31/2010, Land	1,442,212
Investment in Real Estate, Gross	17,391,223
Total	18,833,435
Accumulated Depreciation	(7,157,123)
Investment in Real Estate Net	11,676,312
Encumbrances	0
Cortona at Dana Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mesa, AZ
Date of Construction	1986
Units	222
Initial Cost to Company, Land	2,028,939
Initial Cost to Company, Building & Fixtures	12,466,128
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,382,632
Gross Amount Carried at close of period 12/31/2010, Land	2,028,939
Investment in Real Estate, Gross	14,848,760
Total	16,877,699
Accumulated Depreciation	(7,134,989)
Investment in Real Estate Net	9,742,710
Encumbrances	0
Country Brook [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chandler, AZ
Date of Construction	1986-1996
Units	396
Initial Cost to Company, Land	1,505,219
Initial Cost to Company, Building & Fixtures	29,542,535
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,262,126
Gross Amount Carried at close of period 12/31/2010, Land	1,505,219
Investment in Real Estate, Gross	32,804,661
Total	34,309,880
Accumulated Depreciation	(15,167,161)
Investment in Real Estate Net	19,142,719
Encumbrances	0
Country Gables [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1991
Units	288
Initial Cost to Company, Land	1,580,500
Initial Cost to Company, Building & Fixtures	14,215,444
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,394,460
Gross Amount Carried at close of period 12/31/2010, Land	1,580,500
Investment in Real Estate, Gross	17,609,904
Total	19,190,404
Accumulated Depreciation	(9,349,539)
Investment in Real Estate Net	9,840,865
Encumbrances	0
Cove at Fishers Landing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Vancouver, WA
Date of Construction	1993
Units	253
Initial Cost to Company, Land	2,277,000
Initial Cost to Company, Building & Fixtures	15,656,887
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,133,368
Gross Amount Carried at close of period 12/31/2010, Land	2,277,000
Investment in Real Estate, Gross	16,790,255
Total	19,067,255
Accumulated Depreciation	(5,556,736)
Investment in Real Estate Net	13,510,519
Encumbrances	0
Creekside (San Mateo) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Mateo, CA
Date of Construction	1985
Units	192
Initial Cost to Company, Land	9,606,600
Initial Cost to Company, Building & Fixtures	21,193,232
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,813,332
Gross Amount Carried at close of period 12/31/2010, Land	9,606,600
Investment in Real Estate, Gross	23,006,564
Total	32,613,164
Accumulated Depreciation	(9,756,918)
Investment in Real Estate Net	22,856,246
Encumbrances	0
Creekside Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mountlake Terrace, WA
Date of Construction	1987
Units	512
Initial Cost to Company, Land	2,807,600
Initial Cost to Company, Building & Fixtures	25,270,594
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,546,449
Gross Amount Carried at close of period 12/31/2010, Land	2,807,600
Investment in Real Estate, Gross	29,817,043
Total	32,624,643
Accumulated Depreciation	(17,080,457)
Investment in Real Estate Net	15,544,186
Encumbrances	0
Crescent at Cherry Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1994
Units	216
Initial Cost to Company, Land	2,594,000
Initial Cost to Company, Building & Fixtures	15,149,470
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,456,269
Gross Amount Carried at close of period 12/31/2010, Land	2,594,000
Investment in Real Estate, Gross	17,605,739
Total	20,199,739
Accumulated Depreciation	(7,886,569)
Investment in Real Estate Net	12,313,170
Encumbrances	0
Crosswinds [Member]
Real Estates and Accumulated Depreciation
Description of Location	St. Petersburg, FL
Date of Construction	1986
Units	208
Initial Cost to Company, Land	1,561,200
Initial Cost to Company, Building & Fixtures	5,756,822
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,134,186
Gross Amount Carried at close of period 12/31/2010, Land	1,561,200
Investment in Real Estate, Gross	7,891,008
Total	9,452,208
Accumulated Depreciation	(4,179,888)
Investment in Real Estate Net	5,272,320
Encumbrances	0
Crown Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1987
Units	416
Initial Cost to Company, Land	3,156,600
Initial Cost to Company, Building & Fixtures	28,414,599
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,865,759
Gross Amount Carried at close of period 12/31/2010, Land	3,156,600
Investment in Real Estate, Gross	35,280,358
Total	38,436,958
Accumulated Depreciation	(17,151,987)
Investment in Real Estate Net	21,284,971
Encumbrances	0
Crowntree Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2008
Units	352
Initial Cost to Company, Land	12,009,630
Initial Cost to Company, Building & Fixtures	44,407,977
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	112,491
Gross Amount Carried at close of period 12/31/2010, Land	12,009,630
Investment in Real Estate, Gross	44,520,468
Total	56,530,098
Accumulated Depreciation	(4,526,090)
Investment in Real Estate Net	52,004,008
Encumbrances	0
Cypress Lake at Waterford [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2001
Units	316
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	27,654,816
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,440,961
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	29,095,777
Total	36,095,777
Accumulated Depreciation	(7,617,815)
Investment in Real Estate Net	28,477,962
Encumbrances	0
Dartmouth Woods [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, CO
Date of Construction	1990
Units	201
Initial Cost to Company, Land	1,609,800
Initial Cost to Company, Building & Fixtures	10,832,754
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,893,204
Gross Amount Carried at close of period 12/31/2010, Land	1,609,800
Investment in Real Estate, Gross	12,725,958
Total	14,335,758
Accumulated Depreciation	(6,328,505)
Investment in Real Estate Net	8,007,253
Encumbrances	0
Dean Estates [Member]
Real Estates and Accumulated Depreciation
Description of Location	Taunton, MA
Date of Construction	1984
Units	58
Initial Cost to Company, Land	498,080
Initial Cost to Company, Building & Fixtures	3,329,560
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	619,001
Gross Amount Carried at close of period 12/31/2010, Land	498,080
Investment in Real Estate, Gross	3,948,561
Total	4,446,641
Accumulated Depreciation	(1,637,652)
Investment in Real Estate Net	2,808,989
Encumbrances	0
Deerwood (Corona) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona, CA
Date of Construction	1992
Units	316
Initial Cost to Company, Land	4,742,200
Initial Cost to Company, Building & Fixtures	20,272,892
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,760,026
Gross Amount Carried at close of period 12/31/2010, Land	4,742,200
Investment in Real Estate, Gross	24,032,918
Total	28,775,118
Accumulated Depreciation	(11,483,660)
Investment in Real Estate Net	17,291,458
Encumbrances	0
Deerwood (SD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1990
Units	316
Initial Cost to Company, Land	2,082,095
Initial Cost to Company, Building & Fixtures	18,739,815
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	12,989,106
Gross Amount Carried at close of period 12/31/2010, Land	2,082,095
Investment in Real Estate, Gross	31,728,921
Total	33,811,016
Accumulated Depreciation	(17,368,975)
Investment in Real Estate Net	16,442,041
Encumbrances	0
Defoor Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1997
Units	156
Initial Cost to Company, Land	2,966,400
Initial Cost to Company, Building & Fixtures	10,570,210
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,973,139
Gross Amount Carried at close of period 12/31/2010, Land	2,966,400
Investment in Real Estate, Gross	12,543,349
Total	15,509,749
Accumulated Depreciation	(5,726,549)
Investment in Real Estate Net	9,783,200
Encumbrances	0
Desert Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1982
Units	412
Initial Cost to Company, Land	1,481,050
Initial Cost to Company, Building & Fixtures	13,390,249
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,599,931
Gross Amount Carried at close of period 12/31/2010, Land	1,481,050
Investment in Real Estate, Gross	17,990,180
Total	19,471,230
Accumulated Depreciation	(10,031,739)
Investment in Real Estate Net	9,439,491
Encumbrances	0
Eagle Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	1985
Units	252
Initial Cost to Company, Land	1,808,900
Initial Cost to Company, Building & Fixtures	16,274,361
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,952,013
Gross Amount Carried at close of period 12/31/2010, Land	1,808,900
Investment in Real Estate, Gross	21,226,374
Total	23,035,274
Accumulated Depreciation	(10,360,628)
Investment in Real Estate Net	12,674,646
Encumbrances	0
Ellipse at Government Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	1989
Units	404
Initial Cost to Company, Land	19,433,000
Initial Cost to Company, Building & Fixtures	56,816,266
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,163,398
Gross Amount Carried at close of period 12/31/2010, Land	19,433,000
Investment in Real Estate, Gross	58,979,664
Total	78,412,664
Accumulated Depreciation	(7,293,275)
Investment in Real Estate Net	71,119,389
Encumbrances	0
Emerson Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boston, MA (G)
Date of Construction	1962
Units	444
Initial Cost to Company, Land	14,855,000
Initial Cost to Company, Building & Fixtures	57,566,636
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,898,470
Gross Amount Carried at close of period 12/31/2010, Land	14,855,000
Investment in Real Estate, Gross	71,465,106
Total	86,320,106
Accumulated Depreciation	(35,001,827)
Investment in Real Estate Net	51,318,279
Encumbrances	0
Enclave at Lake Underhill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1989
Units	312
Initial Cost to Company, Land	9,359,750
Initial Cost to Company, Building & Fixtures	29,539,650
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,480,122
Gross Amount Carried at close of period 12/31/2010, Land	9,359,750
Investment in Real Estate, Gross	31,019,772
Total	40,379,522
Accumulated Depreciation	(6,900,263)
Investment in Real Estate Net	33,479,259
Encumbrances	0
Enclave at Waterways [Member]
Real Estates and Accumulated Depreciation
Description of Location	Deerfield Beach, FL
Date of Construction	1998
Units	300
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	33,194,576
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	823,395
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	34,017,971
Total	49,017,971
Accumulated Depreciation	(7,805,009)
Investment in Real Estate Net	41,212,962
Encumbrances	0
Enclave at Winston Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, FL
Date of Construction	1995
Units	0
Initial Cost to Company, Land	5,560,000
Initial Cost to Company, Building & Fixtures	19,939,324
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,059,608
Gross Amount Carried at close of period 12/31/2010, Land	5,560,000
Investment in Real Estate, Gross	21,998,932
Total	27,558,932
Accumulated Depreciation	(7,288,493)
Investment in Real Estate Net	20,270,439
Encumbrances	0
Enclave, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1994
Units	204
Initial Cost to Company, Land	1,500,192
Initial Cost to Company, Building & Fixtures	19,281,399
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,318,409
Gross Amount Carried at close of period 12/31/2010, Land	1,500,192
Investment in Real Estate, Gross	20,599,808
Total	22,100,000
Accumulated Depreciation	(9,311,163)
Investment in Real Estate Net	12,788,837
Encumbrances	0
Estates at Maitland Summit [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1998
Units	272
Initial Cost to Company, Land	9,520,000
Initial Cost to Company, Building & Fixtures	28,352,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	659,478
Gross Amount Carried at close of period 12/31/2010, Land	9,520,000
Investment in Real Estate, Gross	29,011,638
Total	38,531,638
Accumulated Depreciation	(6,899,532)
Investment in Real Estate Net	31,632,106
Encumbrances	0
Estates at Phipps [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1996
Units	234
Initial Cost to Company, Land	9,360,000
Initial Cost to Company, Building & Fixtures	29,705,236
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,731,227
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Investment in Real Estate, Gross	33,436,463
Total	42,796,463
Accumulated Depreciation	(9,147,441)
Investment in Real Estate Net	33,649,022
Encumbrances	0
Estates at Tanglewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westminster, CO
Date of Construction	2003
Units	504
Initial Cost to Company, Land	7,560,000
Initial Cost to Company, Building & Fixtures	51,256,538
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,757,377
Gross Amount Carried at close of period 12/31/2010, Land	7,560,000
Investment in Real Estate, Gross	53,013,915
Total	60,573,915
Accumulated Depreciation	(11,826,437)
Investment in Real Estate Net	48,747,478
Encumbrances	0
Estates at Wellington Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellington, FL
Date of Construction	2003
Units	400
Initial Cost to Company, Land	20,000,000
Initial Cost to Company, Building & Fixtures	64,790,850
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,690,737
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Investment in Real Estate, Gross	66,481,587
Total	86,481,587
Accumulated Depreciation	(14,673,809)
Investment in Real Estate Net	71,807,778
Encumbrances	0
Fairland Gardens [Member]
Real Estates and Accumulated Depreciation
Description of Location	Silver Spring, MD
Date of Construction	1981
Units	400
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	19,972,183
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,941,347
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	25,913,530
Total	31,913,530
Accumulated Depreciation	(12,524,142)
Investment in Real Estate Net	19,389,388
Encumbrances	0
Four Winds [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fall River, MA
Date of Construction	1987
Units	168
Initial Cost to Company, Land	1,370,843
Initial Cost to Company, Building & Fixtures	9,163,804
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,904,262
Gross Amount Carried at close of period 12/31/2010, Land	1,370,843
Investment in Real Estate, Gross	11,068,066
Total	12,438,909
Accumulated Depreciation	(4,187,035)
Investment in Real Estate Net	8,251,874
Encumbrances	0
Fox Hill Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Enfield, CT
Date of Construction	1974
Units	168
Initial Cost to Company, Land	1,129,018
Initial Cost to Company, Building & Fixtures	7,547,256
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,392,924
Gross Amount Carried at close of period 12/31/2010, Land	1,129,018
Investment in Real Estate, Gross	8,940,180
Total	10,069,198
Accumulated Depreciation	(3,374,145)
Investment in Real Estate Net	6,695,053
Encumbrances	0
Fox Run (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1988
Units	162
Initial Cost to Company, Land	626,637
Initial Cost to Company, Building & Fixtures	5,765,018
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,628,345
Gross Amount Carried at close of period 12/31/2010, Land	626,637
Investment in Real Estate, Gross	7,393,363
Total	8,020,000
Accumulated Depreciation	(4,416,088)
Investment in Real Estate Net	3,603,912
Encumbrances	0
Fox Run II (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1988
Units	0
Initial Cost to Company, Land	80,000
Initial Cost to Company, Building & Fixtures	1,286,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	53,086
Gross Amount Carried at close of period 12/31/2010, Land	80,000
Investment in Real Estate, Gross	1,339,225
Total	1,419,225
Accumulated Depreciation	(378,622)
Investment in Real Estate Net	1,040,603
Encumbrances	0
Gables Grand Plaza [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Gables, FL (G)
Date of Construction	1998
Units	195
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	44,601,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,049,136
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	47,650,136
Total	47,650,136
Accumulated Depreciation	(12,131,216)
Investment in Real Estate Net	35,518,920
Encumbrances	0
Gallery, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hermosa Beach,CA
Date of Construction	1971
Units	168
Initial Cost to Company, Land	18,144,000
Initial Cost to Company, Building & Fixtures	46,565,936
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,708,905
Gross Amount Carried at close of period 12/31/2010, Land	18,144,000
Investment in Real Estate, Gross	48,274,841
Total	66,418,841
Accumulated Depreciation	(9,008,325)
Investment in Real Estate Net	57,410,516
Encumbrances	0
Gatehouse at Pine Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	1990
Units	296
Initial Cost to Company, Land	1,896,600
Initial Cost to Company, Building & Fixtures	17,070,795
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,150,039
Gross Amount Carried at close of period 12/31/2010, Land	1,896,600
Investment in Real Estate, Gross	20,220,834
Total	22,117,434
Accumulated Depreciation	(10,204,593)
Investment in Real Estate Net	11,912,841
Encumbrances	0
Gatehouse on the Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Plantation, FL
Date of Construction	1990
Units	312
Initial Cost to Company, Land	2,228,200
Initial Cost to Company, Building & Fixtures	20,056,270
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,426,564
Gross Amount Carried at close of period 12/31/2010, Land	2,228,200
Investment in Real Estate, Gross	26,482,834
Total	28,711,034
Accumulated Depreciation	(12,275,428)
Investment in Real Estate Net	16,435,606
Encumbrances	0
Gates of Redmond [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1979
Units	180
Initial Cost to Company, Land	2,306,100
Initial Cost to Company, Building & Fixtures	12,064,015
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,606,139
Gross Amount Carried at close of period 12/31/2010, Land	2,306,100
Investment in Real Estate, Gross	16,670,154
Total	18,976,254
Accumulated Depreciation	(7,266,813)
Investment in Real Estate Net	11,709,441
Encumbrances	0
Gatewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasanton, CA
Date of Construction	1985
Units	200
Initial Cost to Company, Land	6,796,511
Initial Cost to Company, Building & Fixtures	20,249,392
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,422,363
Gross Amount Carried at close of period 12/31/2010, Land	6,796,511
Investment in Real Estate, Gross	23,671,755
Total	30,468,266
Accumulated Depreciation	(6,668,346)
Investment in Real Estate Net	23,799,920
Encumbrances	0
Governors Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bowie, MD
Date of Construction	1999
Units	478
Initial Cost to Company, Land	19,845,000
Initial Cost to Company, Building & Fixtures	73,335,916
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	449,800
Gross Amount Carried at close of period 12/31/2010, Land	19,845,000
Investment in Real Estate, Gross	73,785,716
Total	93,630,716
Accumulated Depreciation	(9,724,081)
Investment in Real Estate Net	83,906,635
Encumbrances	0
Greenfield Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rocky Hill , CT
Date of Construction	1965
Units	151
Initial Cost to Company, Land	911,534
Initial Cost to Company, Building & Fixtures	6,093,418
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	614,541
Gross Amount Carried at close of period 12/31/2010, Land	911,534
Investment in Real Estate, Gross	6,707,959
Total	7,619,493
Accumulated Depreciation	(2,606,189)
Investment in Real Estate Net	5,013,304
Encumbrances	0
Greenhouse - Roswell [Member]
Real Estates and Accumulated Depreciation
Description of Location	Roswell, GA
Date of Construction	1985
Units	236
Initial Cost to Company, Land	1,220,000
Initial Cost to Company, Building & Fixtures	10,974,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,845,700
Gross Amount Carried at close of period 12/31/2010, Land	1,220,000
Investment in Real Estate, Gross	13,820,427
Total	15,040,427
Accumulated Depreciation	(8,201,950)
Investment in Real Estate Net	6,838,477
Encumbrances	0
Greenwood Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centennial, CO
Date of Construction	1994
Units	291
Initial Cost to Company, Land	4,365,000
Initial Cost to Company, Building & Fixtures	38,372,440
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,078,200
Gross Amount Carried at close of period 12/31/2010, Land	4,365,000
Investment in Real Estate, Gross	39,450,640
Total	43,815,640
Accumulated Depreciation	(6,382,866)
Investment in Real Estate Net	37,432,774
Encumbrances	0
Greenwood Plaza [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centennial, CO
Date of Construction	1996
Units	266
Initial Cost to Company, Land	3,990,000
Initial Cost to Company, Building & Fixtures	35,846,708
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,603,202
Gross Amount Carried at close of period 12/31/2010, Land	3,990,000
Investment in Real Estate, Gross	37,449,910
Total	41,439,910
Accumulated Depreciation	(6,078,554)
Investment in Real Estate Net	35,361,356
Encumbrances	0
Hamilton Villas [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beverly Hills, CA
Date of Construction	1990
Units	35
Initial Cost to Company, Land	7,772,000
Initial Cost to Company, Building & Fixtures	16,864,269
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,189,552
Gross Amount Carried at close of period 12/31/2010, Land	7,772,000
Investment in Real Estate, Gross	18,053,821
Total	25,825,821
Accumulated Depreciation	(1,890,871)
Investment in Real Estate Net	23,934,950
Encumbrances	0
Hammocks Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	1933365
Date of Construction	1933365
Units	1,964,954
Initial Cost to Company, Land	319,180
Initial Cost to Company, Building & Fixtures	12,513,467
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,318,163
Gross Amount Carried at close of period 12/31/2010, Land	319,180
Investment in Real Estate, Gross	15,831,630
Total	16,150,810
Accumulated Depreciation	(9,501,817)
Investment in Real Estate Net	6,648,993
Encumbrances	0
Hamptons [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1991
Units	230
Initial Cost to Company, Land	1,119,200
Initial Cost to Company, Building & Fixtures	10,075,844
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,766,780
Gross Amount Carried at close of period 12/31/2010, Land	1,119,200
Investment in Real Estate, Gross	11,842,624
Total	12,961,824
Accumulated Depreciation	(5,895,513)
Investment in Real Estate Net	7,066,311
Encumbrances	0
Heritage Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynwood, WA
Date of Construction	1999
Units	197
Initial Cost to Company, Land	6,895,000
Initial Cost to Company, Building & Fixtures	18,983,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	483,060
Gross Amount Carried at close of period 12/31/2010, Land	6,895,000
Investment in Real Estate, Gross	19,466,657
Total	26,361,657
Accumulated Depreciation	(4,888,573)
Investment in Real Estate Net	21,473,084
Encumbrances	0
Heritage, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	204
Initial Cost to Company, Land	1,209,705
Initial Cost to Company, Building & Fixtures	13,136,903
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,344,831
Gross Amount Carried at close of period 12/31/2010, Land	1,209,705
Investment in Real Estate, Gross	14,481,734
Total	15,691,439
Accumulated Depreciation	(6,665,797)
Investment in Real Estate Net	9,025,642
Encumbrances	0
Heron Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1989
Units	192
Initial Cost to Company, Land	1,546,700
Initial Cost to Company, Building & Fixtures	7,774,676
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,902,328
Gross Amount Carried at close of period 12/31/2010, Land	1,546,700
Investment in Real Estate, Gross	9,677,004
Total	11,223,704
Accumulated Depreciation	(4,938,737)
Investment in Real Estate Net	6,284,967
Encumbrances	0
Heronfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kirkland, WA
Date of Construction	1990
Units	202
Initial Cost to Company, Land	9,245,000
Initial Cost to Company, Building & Fixtures	27,018,110
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,187,041
Gross Amount Carried at close of period 12/31/2010, Land	9,245,000
Investment in Real Estate, Gross	28,205,151
Total	37,450,151
Accumulated Depreciation	(4,980,297)
Investment in Real Estate Net	32,469,854
Encumbrances	0
High Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ellington, CT
Date of Construction	1975
Units	100
Initial Cost to Company, Land	583,679
Initial Cost to Company, Building & Fixtures	3,901,774
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	753,863
Gross Amount Carried at close of period 12/31/2010, Land	583,679
Investment in Real Estate, Gross	4,655,637
Total	5,239,316
Accumulated Depreciation	(1,742,546)
Investment in Real Estate Net	3,496,770
Encumbrances	0
Highland Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	1979
Units	180
Initial Cost to Company, Land	2,229,095
Initial Cost to Company, Building & Fixtures	16,828,153
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,201,833
Gross Amount Carried at close of period 12/31/2010, Land	2,229,095
Investment in Real Estate, Gross	19,029,986
Total	21,259,081
Accumulated Depreciation	(6,857,626)
Investment in Real Estate Net	14,401,455
Encumbrances	0
Highland Glen II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	2007
Units	102
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	19,875,857
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	78,701
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	19,954,558
Total	19,954,558
Accumulated Depreciation	(2,611,999)
Investment in Real Estate Net	17,342,559
Encumbrances	0
Highlands The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1990
Units	272
Initial Cost to Company, Land	11,823,840
Initial Cost to Company, Building & Fixtures	31,990,970
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,795,684
Gross Amount Carried at close of period 12/31/2010, Land	11,823,840
Investment in Real Estate, Gross	34,786,654
Total	46,610,494
Accumulated Depreciation	(7,274,350)
Investment in Real Estate Net	39,336,144
Encumbrances	0
Hudson Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	2003
Units	259
Initial Cost to Company, Land	23,420,000
Initial Cost to Company, Building & Fixtures	70,086,976
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	735,381
Gross Amount Carried at close of period 12/31/2010, Land	23,420,000
Investment in Real Estate, Gross	70,822,357
Total	94,242,357
Accumulated Depreciation	(15,578,879)
Investment in Real Estate Net	78,663,478
Encumbrances	0
Hudson Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ
Date of Construction	2003
Units	182
Initial Cost to Company, Land	5,148,500
Initial Cost to Company, Building & Fixtures	41,149,118
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	979,981
Gross Amount Carried at close of period 12/31/2010, Land	5,148,500
Investment in Real Estate, Gross	42,129,099
Total	47,277,599
Accumulated Depreciation	(9,847,022)
Investment in Real Estate Net	37,430,577
Encumbrances	0
Hunt Club II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Charlotte, NC
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	100,000
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	100,000
Investment in Real Estate, Gross	0
Total	100,000
Accumulated Depreciation	0
Investment in Real Estate Net	100,000
Encumbrances	0
Huntington Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Everett, WA
Date of Construction	1991
Units	381
Initial Cost to Company, Land	1,597,500
Initial Cost to Company, Building & Fixtures	14,367,864
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,569,932
Gross Amount Carried at close of period 12/31/2010, Land	1,597,500
Investment in Real Estate, Gross	17,937,796
Total	19,535,296
Accumulated Depreciation	(10,691,864)
Investment in Real Estate Net	8,843,432
Encumbrances	0
Indian Bend [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1973
Units	278
Initial Cost to Company, Land	1,075,700
Initial Cost to Company, Building & Fixtures	9,800,330
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,025,809
Gross Amount Carried at close of period 12/31/2010, Land	1,075,700
Investment in Real Estate, Gross	12,826,139
Total	13,901,839
Accumulated Depreciation	(7,965,135)
Investment in Real Estate Net	5,936,704
Encumbrances	0
Iron Horse Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1973
Units	252
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	24,335,549
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,733,460
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	32,069,009
Total	47,069,009
Accumulated Depreciation	(7,608,465)
Investment in Real Estate Net	39,460,544
Encumbrances	0
Isle at Arrowhead Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glendale, AZ
Date of Construction	1996
Units	256
Initial Cost to Company, Land	1,650,237
Initial Cost to Company, Building & Fixtures	19,593,123
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,567,037
Gross Amount Carried at close of period 12/31/2010, Land	1,650,237
Investment in Real Estate, Gross	21,160,160
Total	22,810,397
Accumulated Depreciation	(9,660,638)
Investment in Real Estate Net	13,149,759
Encumbrances	0
Kenwood Mews [Member]
Real Estates and Accumulated Depreciation
Description of Location	Burbank, CA
Date of Construction	1991
Units	141
Initial Cost to Company, Land	14,100,000
Initial Cost to Company, Building & Fixtures	24,662,883
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,449,462
Gross Amount Carried at close of period 12/31/2010, Land	14,100,000
Investment in Real Estate, Gross	26,112,345
Total	40,212,345
Accumulated Depreciation	(4,869,310)
Investment in Real Estate Net	35,343,035
Encumbrances	0
Kings Colony (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Miami, FL
Date of Construction	1986
Units	480
Initial Cost to Company, Land	19,200,000
Initial Cost to Company, Building & Fixtures	48,379,586
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,647,285
Gross Amount Carried at close of period 12/31/2010, Land	19,200,000
Investment in Real Estate, Gross	51,026,871
Total	70,226,871
Accumulated Depreciation	(11,725,742)
Investment in Real Estate Net	58,501,129
Encumbrances	0
Laguna Clara [Member]
Real Estates and Accumulated Depreciation
Description of Location	Santa Clara, CA
Date of Construction	1972
Units	264
Initial Cost to Company, Land	13,642,420
Initial Cost to Company, Building & Fixtures	29,707,475
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,124,741
Gross Amount Carried at close of period 12/31/2010, Land	13,642,420
Investment in Real Estate, Gross	32,832,216
Total	46,474,636
Accumulated Depreciation	(8,759,064)
Investment in Real Estate Net	37,715,572
Encumbrances	0
Landings at Pembroke Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	1989
Units	358
Initial Cost to Company, Land	17,900,000
Initial Cost to Company, Building & Fixtures	24,460,989
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,865,839
Gross Amount Carried at close of period 12/31/2010, Land	17,900,000
Investment in Real Estate, Gross	29,326,828
Total	47,226,828
Accumulated Depreciation	(7,066,075)
Investment in Real Estate Net	40,160,753
Encumbrances	0
Landings at Port Imperial [Member]
Real Estates and Accumulated Depreciation
Description of Location	W. New York, NJ
Date of Construction	1999
Units	276
Initial Cost to Company, Land	27,246,045
Initial Cost to Company, Building & Fixtures	37,741,050
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,439,230
Gross Amount Carried at close of period 12/31/2010, Land	27,246,045
Investment in Real Estate, Gross	44,180,280
Total	71,426,325
Accumulated Depreciation	(14,865,795)
Investment in Real Estate Net	56,560,530
Encumbrances	0
Las Colinas at Black Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	2008
Units	304
Initial Cost to Company, Land	9,000,000
Initial Cost to Company, Building & Fixtures	35,917,811
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	109,997
Gross Amount Carried at close of period 12/31/2010, Land	9,000,000
Investment in Real Estate, Gross	36,027,808
Total	45,027,808
Accumulated Depreciation	(3,970,846)
Investment in Real Estate Net	41,056,962
Encumbrances	0
Legacy at Highlands Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Highlands Ranch, CO
Date of Construction	1999
Units	422
Initial Cost to Company, Land	6,330,000
Initial Cost to Company, Building & Fixtures	37,557,013
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,360,640
Gross Amount Carried at close of period 12/31/2010, Land	6,330,000
Investment in Real Estate, Gross	38,917,653
Total	45,247,653
Accumulated Depreciation	(9,455,944)
Investment in Real Estate Net	35,791,709
Encumbrances	0
Legacy Park Central [Member]
Real Estates and Accumulated Depreciation
Description of Location	Concord, CA
Date of Construction	2003
Units	259
Initial Cost to Company, Land	6,469,230
Initial Cost to Company, Building & Fixtures	46,745,854
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	273,398
Gross Amount Carried at close of period 12/31/2010, Land	6,469,230
Investment in Real Estate, Gross	47,019,252
Total	53,488,482
Accumulated Depreciation	(10,390,065)
Investment in Real Estate Net	43,098,417
Encumbrances	0
Lexington Farm [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alpharetta, GA
Date of Construction	1995
Units	352
Initial Cost to Company, Land	3,521,900
Initial Cost to Company, Building & Fixtures	22,888,305
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,452,907
Gross Amount Carried at close of period 12/31/2010, Land	3,521,900
Investment in Real Estate, Gross	25,341,212
Total	28,863,112
Accumulated Depreciation	(10,950,311)
Investment in Real Estate Net	17,912,801
Encumbrances	0
Lexington Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1988
Units	252
Initial Cost to Company, Land	2,016,000
Initial Cost to Company, Building & Fixtures	12,346,726
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,405,106
Gross Amount Carried at close of period 12/31/2010, Land	2,016,000
Investment in Real Estate, Gross	14,751,832
Total	16,767,832
Accumulated Depreciation	(6,916,155)
Investment in Real Estate Net	9,851,677
Encumbrances	0
Lincoln Heights [Member]
Real Estates and Accumulated Depreciation
Description of Location	Quincy, MA
Date of Construction	1991
Units	336
Initial Cost to Company, Land	5,928,400
Initial Cost to Company, Building & Fixtures	33,595,262
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	10,499,764
Gross Amount Carried at close of period 12/31/2010, Land	5,928,400
Investment in Real Estate, Gross	44,095,026
Total	50,023,426
Accumulated Depreciation	(18,848,187)
Investment in Real Estate Net	31,175,239
Encumbrances	0
Little Cottonwoods [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1984
Units	379
Initial Cost to Company, Land	3,050,133
Initial Cost to Company, Building & Fixtures	26,991,689
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,468,323
Gross Amount Carried at close of period 12/31/2010, Land	3,050,133
Investment in Real Estate, Gross	30,460,012
Total	33,510,145
Accumulated Depreciation	(14,207,887)
Investment in Real Estate Net	19,302,258
Encumbrances	0
Longview Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Waltham, MA
Date of Construction	2004
Units	348
Initial Cost to Company, Land	20,880,000
Initial Cost to Company, Building & Fixtures	90,255,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,125,156
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Investment in Real Estate, Gross	91,380,665
Total	112,260,665
Accumulated Depreciation	(17,577,455)
Investment in Real Estate Net	94,683,210
Encumbrances	0
Longwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Decatur, GA
Date of Construction	1992
Units	268
Initial Cost to Company, Land	1,454,048
Initial Cost to Company, Building & Fixtures	13,087,393
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,987,120
Gross Amount Carried at close of period 12/31/2010, Land	1,454,048
Investment in Real Estate, Gross	15,074,513
Total	16,528,561
Accumulated Depreciation	(8,678,646)
Investment in Real Estate Net	7,849,915
Encumbrances	0
Mariners Wharf [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1989
Units	0
Initial Cost to Company, Land	1,861,200
Initial Cost to Company, Building & Fixtures	16,744,951
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,206,904
Gross Amount Carried at close of period 12/31/2010, Land	1,861,200
Investment in Real Estate, Gross	19,951,855
Total	21,813,055
Accumulated Depreciation	(9,486,174)
Investment in Real Estate Net	12,326,881
Encumbrances	0
Market Street Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	2006
Units	229
Initial Cost to Company, Land	13,740,000
Initial Cost to Company, Building & Fixtures	40,757,301
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	343,105
Gross Amount Carried at close of period 12/31/2010, Land	13,740,000
Investment in Real Estate, Gross	41,100,406
Total	54,840,406
Accumulated Depreciation	(7,153,106)
Investment in Real Estate Net	47,687,300
Encumbrances	0
Marquessa [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona Hills, CA
Date of Construction	1992
Units	336
Initial Cost to Company, Land	6,888,500
Initial Cost to Company, Building & Fixtures	21,604,584
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,713,431
Gross Amount Carried at close of period 12/31/2010, Land	6,888,500
Investment in Real Estate, Gross	24,318,015
Total	31,206,515
Accumulated Depreciation	(11,612,989)
Investment in Real Estate Net	19,593,526
Encumbrances	0
Martha Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynnwood, WA
Date of Construction	1991
Units	155
Initial Cost to Company, Land	821,200
Initial Cost to Company, Building & Fixtures	7,405,070
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,898,204
Gross Amount Carried at close of period 12/31/2010, Land	821,200
Investment in Real Estate, Gross	9,303,274
Total	10,124,474
Accumulated Depreciation	(4,886,078)
Investment in Real Estate Net	5,238,396
Encumbrances	0
Martine, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1984
Units	67
Initial Cost to Company, Land	3,200,000
Initial Cost to Company, Building & Fixtures	9,616,264
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,627,034
Gross Amount Carried at close of period 12/31/2010, Land	3,200,000
Investment in Real Estate, Gross	12,243,298
Total	15,443,298
Accumulated Depreciation	(1,769,063)
Investment in Real Estate Net	13,674,235
Encumbrances	0
Merritt at Satellite Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Duluth, GA
Date of Construction	1999
Units	424
Initial Cost to Company, Land	3,400,000
Initial Cost to Company, Building & Fixtures	30,115,674
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,424,561
Gross Amount Carried at close of period 12/31/2010, Land	3,400,000
Investment in Real Estate, Gross	32,540,235
Total	35,940,235
Accumulated Depreciation	(12,746,086)
Investment in Real Estate Net	23,194,149
Encumbrances	0
Mill Pond [Member]
Real Estates and Accumulated Depreciation
Description of Location	Millersville, MD
Date of Construction	1984
Units	240
Initial Cost to Company, Land	2,880,000
Initial Cost to Company, Building & Fixtures	8,468,014
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,690,023
Gross Amount Carried at close of period 12/31/2010, Land	2,880,000
Investment in Real Estate, Gross	11,158,037
Total	14,038,037
Accumulated Depreciation	(5,369,213)
Investment in Real Estate Net	8,668,824
Encumbrances	0
Mira Flores [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palm Beach Gardens, FL
Date of Construction	1996
Units	352
Initial Cost to Company, Land	7,039,313
Initial Cost to Company, Building & Fixtures	22,515,299
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,261,741
Gross Amount Carried at close of period 12/31/2010, Land	7,039,313
Investment in Real Estate, Gross	24,777,040
Total	31,816,353
Accumulated Depreciation	(8,230,745)
Investment in Real Estate Net	23,585,608
Encumbrances	0
Miramar Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Miramar, FL
Date of Construction	2003
Units	344
Initial Cost to Company, Land	17,200,000
Initial Cost to Company, Building & Fixtures	51,487,235
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,266,043
Gross Amount Carried at close of period 12/31/2010, Land	17,200,000
Investment in Real Estate, Gross	52,753,278
Total	69,953,278
Accumulated Depreciation	(10,730,929)
Investment in Real Estate Net	59,222,349
Encumbrances	0
Mission Bay [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	304
Initial Cost to Company, Land	2,432,000
Initial Cost to Company, Building & Fixtures	21,623,560
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,688,753
Gross Amount Carried at close of period 12/31/2010, Land	2,432,000
Investment in Real Estate, Gross	24,312,313
Total	26,744,313
Accumulated Depreciation	(10,580,118)
Investment in Real Estate Net	16,164,195
Encumbrances	0
Montecito [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1999
Units	210
Initial Cost to Company, Land	8,400,000
Initial Cost to Company, Building & Fixtures	24,709,146
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,716,075
Gross Amount Carried at close of period 12/31/2010, Land	8,400,000
Investment in Real Estate, Gross	26,425,221
Total	34,825,221
Accumulated Depreciation	(9,310,677)
Investment in Real Estate Net	25,514,544
Encumbrances	0
Montierra (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1990
Units	272
Initial Cost to Company, Land	8,160,000
Initial Cost to Company, Building & Fixtures	29,360,938
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,422,060
Gross Amount Carried at close of period 12/31/2010, Land	8,160,000
Investment in Real Estate, Gross	35,782,998
Total	43,942,998
Accumulated Depreciation	(13,581,410)
Investment in Real Estate Net	30,361,588
Encumbrances	0
Morningside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1989
Units	160
Initial Cost to Company, Land	670,470
Initial Cost to Company, Building & Fixtures	12,607,976
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,689,736
Gross Amount Carried at close of period 12/31/2010, Land	670,470
Investment in Real Estate, Gross	14,297,712
Total	14,968,182
Accumulated Depreciation	(6,601,114)
Investment in Real Estate Net	8,367,068
Encumbrances	0
Mountain Park Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1994
Units	240
Initial Cost to Company, Land	1,662,332
Initial Cost to Company, Building & Fixtures	18,260,276
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,690,949
Gross Amount Carried at close of period 12/31/2010, Land	1,662,332
Investment in Real Estate, Gross	19,951,225
Total	21,613,557
Accumulated Depreciation	(9,248,686)
Investment in Real Estate Net	12,364,871
Encumbrances	0
Nehoiden Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Needham, MA
Date of Construction	1978
Units	61
Initial Cost to Company, Land	634,538
Initial Cost to Company, Building & Fixtures	4,241,755
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	785,084
Gross Amount Carried at close of period 12/31/2010, Land	634,538
Investment in Real Estate, Gross	5,026,839
Total	5,661,377
Accumulated Depreciation	(1,961,507)
Investment in Real Estate Net	3,699,870
Encumbrances	0
New River Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1999
Units	316
Initial Cost to Company, Land	15,800,000
Initial Cost to Company, Building & Fixtures	46,142,895
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,031,234
Gross Amount Carried at close of period 12/31/2010, Land	15,800,000
Investment in Real Estate, Gross	47,174,129
Total	62,974,129
Accumulated Depreciation	(9,754,020)
Investment in Real Estate Net	53,220,109
Encumbrances	0
Northampton 1 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Largo, MD
Date of Construction	1977
Units	620
Initial Cost to Company, Land	1,843,200
Initial Cost to Company, Building & Fixtures	17,528,381
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,731,183
Gross Amount Carried at close of period 12/31/2010, Land	1,843,200
Investment in Real Estate, Gross	23,259,564
Total	25,102,764
Accumulated Depreciation	(13,994,642)
Investment in Real Estate Net	11,108,122
Encumbrances	0
Northampton 2 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Largo, MD
Date of Construction	1988
Units	0
Initial Cost to Company, Land	1,513,500
Initial Cost to Company, Building & Fixtures	14,246,990
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,600,400
Gross Amount Carried at close of period 12/31/2010, Land	1,513,500
Investment in Real Estate, Gross	17,847,390
Total	19,360,890
Accumulated Depreciation	(10,381,693)
Investment in Real Estate Net	8,979,197
Encumbrances	0
Northglen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1988
Units	234
Initial Cost to Company, Land	9,360,000
Initial Cost to Company, Building & Fixtures	20,778,553
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,692,528
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Investment in Real Estate, Gross	22,471,081
Total	31,831,081
Accumulated Depreciation	(8,042,706)
Investment in Real Estate Net	23,788,375
Encumbrances	0
Northlake (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1985
Units	304
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	23,142,302
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	9,739,769
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	32,882,071
Total	47,882,071
Accumulated Depreciation	(9,434,537)
Investment in Real Estate Net	38,447,534
Encumbrances	0
Northridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1974
Units	221
Initial Cost to Company, Land	5,527,800
Initial Cost to Company, Building & Fixtures	14,691,705
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,436,046
Gross Amount Carried at close of period 12/31/2010, Land	5,527,800
Investment in Real Estate, Gross	23,127,751
Total	28,655,551
Accumulated Depreciation	(9,372,673)
Investment in Real Estate Net	19,282,878
Encumbrances	0
Oak Park North [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1990
Units	0
Initial Cost to Company, Land	1,706,900
Initial Cost to Company, Building & Fixtures	15,362,666
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,698,866
Gross Amount Carried at close of period 12/31/2010, Land	1,706,900
Investment in Real Estate, Gross	18,061,532
Total	19,768,432
Accumulated Depreciation	(9,431,709)
Investment in Real Estate Net	10,336,723
Encumbrances	0
Oak Park South [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1989
Units	444
Initial Cost to Company, Land	1,683,800
Initial Cost to Company, Building & Fixtures	15,154,608
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,813,551
Gross Amount Carried at close of period 12/31/2010, Land	1,683,800
Investment in Real Estate, Gross	17,968,159
Total	19,651,959
Accumulated Depreciation	(9,428,559)
Investment in Real Estate Net	10,223,400
Encumbrances	0
Oaks at Falls Church [Member]
Real Estates and Accumulated Depreciation
Description of Location	Falls Church, VA
Date of Construction	1966
Units	176
Initial Cost to Company, Land	20,240,000
Initial Cost to Company, Building & Fixtures	20,152,616
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,536,178
Gross Amount Carried at close of period 12/31/2010, Land	20,240,000
Investment in Real Estate, Gross	23,688,794
Total	43,928,794
Accumulated Depreciation	(5,362,284)
Investment in Real Estate Net	38,566,510
Encumbrances	0
Ocean Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Solana Beach, CA
Date of Construction	1986
Units	146
Initial Cost to Company, Land	5,111,200
Initial Cost to Company, Building & Fixtures	11,910,438
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,029,701
Gross Amount Carried at close of period 12/31/2010, Land	5,111,200
Investment in Real Estate, Gross	13,940,139
Total	19,051,339
Accumulated Depreciation	(6,364,145)
Investment in Real Estate Net	12,687,194
Encumbrances	0
Ocean Walk [Member]
Real Estates and Accumulated Depreciation
Description of Location	Key West, FL
Date of Construction	1990
Units	297
Initial Cost to Company, Land	2,838,749
Initial Cost to Company, Building & Fixtures	25,545,009
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,149,240
Gross Amount Carried at close of period 12/31/2010, Land	2,838,749
Investment in Real Estate, Gross	28,694,249
Total	31,532,998
Accumulated Depreciation	(13,315,755)
Investment in Real Estate Net	18,217,243
Encumbrances	0
Olde Redmond Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1986
Units	192
Initial Cost to Company, Land	4,807,100
Initial Cost to Company, Building & Fixtures	14,126,038
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,100,815
Gross Amount Carried at close of period 12/31/2010, Land	4,807,100
Investment in Real Estate, Gross	18,226,853
Total	23,033,953
Accumulated Depreciation	(8,315,131)
Investment in Real Estate Net	14,718,822
Encumbrances	0
Olympus Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2000
Units	328
Initial Cost to Company, Land	14,752,034
Initial Cost to Company, Building & Fixtures	73,335,425
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	796,056
Gross Amount Carried at close of period 12/31/2010, Land	14,752,034
Investment in Real Estate, Gross	74,131,481
Total	88,883,515
Accumulated Depreciation	(18,717,908)
Investment in Real Estate Net	70,165,607
Encumbrances	0
Orchard Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynnwood, WA
Date of Construction	1988
Units	104
Initial Cost to Company, Land	480,600
Initial Cost to Company, Building & Fixtures	4,372,033
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,106,503
Gross Amount Carried at close of period 12/31/2010, Land	480,600
Investment in Real Estate, Gross	5,478,536
Total	5,959,136
Accumulated Depreciation	(3,241,191)
Investment in Real Estate Net	2,717,945
Encumbrances	0
Overlook Manor [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1980/1985
Units	108
Initial Cost to Company, Land	1,299,100
Initial Cost to Company, Building & Fixtures	3,930,931
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,123,398
Gross Amount Carried at close of period 12/31/2010, Land	1,299,100
Investment in Real Estate, Gross	6,054,329
Total	7,353,429
Accumulated Depreciation	(3,202,659)
Investment in Real Estate Net	4,150,770
Encumbrances	0
Overlook Manor II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1980/1985
Units	182
Initial Cost to Company, Land	2,186,300
Initial Cost to Company, Building & Fixtures	6,262,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,229,290
Gross Amount Carried at close of period 12/31/2010, Land	2,186,300
Investment in Real Estate, Gross	7,491,887
Total	9,678,187
Accumulated Depreciation	(3,458,424)
Investment in Real Estate Net	6,219,763
Encumbrances	0
Paces Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1984-1989
Units	610
Initial Cost to Company, Land	4,801,500
Initial Cost to Company, Building & Fixtures	32,548,053
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,914,948
Gross Amount Carried at close of period 12/31/2010, Land	4,801,500
Investment in Real Estate, Gross	40,463,001
Total	45,264,501
Accumulated Depreciation	(20,397,977)
Investment in Real Estate Net	24,866,524
Encumbrances	0
Palm Trace Landings [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1995
Units	768
Initial Cost to Company, Land	38,400,000
Initial Cost to Company, Building & Fixtures	105,693,432
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,524,884
Gross Amount Carried at close of period 12/31/2010, Land	38,400,000
Investment in Real Estate, Gross	108,218,316
Total	146,618,316
Accumulated Depreciation	(22,137,918)
Investment in Real Estate Net	124,480,398
Encumbrances	0
Panther Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1980
Units	260
Initial Cost to Company, Land	1,055,800
Initial Cost to Company, Building & Fixtures	9,506,117
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,829,433
Gross Amount Carried at close of period 12/31/2010, Land	1,055,800
Investment in Real Estate, Gross	11,335,550
Total	12,391,350
Accumulated Depreciation	(5,762,257)
Investment in Real Estate Net	6,629,093
Encumbrances	0
Parc 77 [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1903
Units	137
Initial Cost to Company, Land	40,504,000
Initial Cost to Company, Building & Fixtures	18,025,679
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,109,082
Gross Amount Carried at close of period 12/31/2010, Land	40,504,000
Investment in Real Estate, Gross	22,134,761
Total	62,638,761
Accumulated Depreciation	(4,448,845)
Investment in Real Estate Net	58,189,916
Encumbrances	0
Parc Cameron [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1927
Units	166
Initial Cost to Company, Land	37,600,000
Initial Cost to Company, Building & Fixtures	9,855,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,039,235
Gross Amount Carried at close of period 12/31/2010, Land	37,600,000
Investment in Real Estate, Gross	14,894,832
Total	52,494,832
Accumulated Depreciation	(3,568,857)
Investment in Real Estate Net	48,925,975
Encumbrances	0
Parc Coliseum [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1910
Units	177
Initial Cost to Company, Land	52,654,000
Initial Cost to Company, Building & Fixtures	23,045,751
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,882,220
Gross Amount Carried at close of period 12/31/2010, Land	52,654,000
Investment in Real Estate, Gross	29,927,971
Total	82,581,971
Accumulated Depreciation	(5,910,896)
Investment in Real Estate Net	76,671,075
Encumbrances	0
Park at Turtle Run The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	2001
Units	257
Initial Cost to Company, Land	15,420,000
Initial Cost to Company, Building & Fixtures	36,064,629
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	890,980
Gross Amount Carried at close of period 12/31/2010, Land	15,420,000
Investment in Real Estate, Gross	36,955,609
Total	52,375,609
Accumulated Depreciation	(8,941,235)
Investment in Real Estate Net	43,434,374
Encumbrances	0
Park Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Gilbert, AZ
Date of Construction	1986
Units	225
Initial Cost to Company, Land	835,217
Initial Cost to Company, Building & Fixtures	15,120,769
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,251,934
Gross Amount Carried at close of period 12/31/2010, Land	835,217
Investment in Real Estate, Gross	17,372,703
Total	18,207,920
Accumulated Depreciation	(8,224,270)
Investment in Real Estate Net	9,983,650
Encumbrances	0
Park West (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1987/1990
Units	444
Initial Cost to Company, Land	3,033,500
Initial Cost to Company, Building & Fixtures	27,302,383
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,403,134
Gross Amount Carried at close of period 12/31/2010, Land	3,033,500
Investment in Real Estate, Gross	32,705,517
Total	35,739,017
Accumulated Depreciation	(17,602,156)
Investment in Real Estate Net	18,136,861
Encumbrances	0
Parkside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1979
Units	208
Initial Cost to Company, Land	6,246,700
Initial Cost to Company, Building & Fixtures	11,827,453
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,226,707
Gross Amount Carried at close of period 12/31/2010, Land	6,246,700
Investment in Real Estate, Gross	15,054,160
Total	21,300,860
Accumulated Depreciation	(7,641,402)
Investment in Real Estate Net	13,659,458
Encumbrances	0
Parkview Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redlands, CA
Date of Construction	1986
Units	558
Initial Cost to Company, Land	4,969,200
Initial Cost to Company, Building & Fixtures	35,653,777
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,269,360
Gross Amount Carried at close of period 12/31/2010, Land	4,969,200
Investment in Real Estate, Gross	46,923,137
Total	51,892,337
Accumulated Depreciation	(21,656,369)
Investment in Real Estate Net	30,235,968
Encumbrances	0
Phillips Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellesley, MA
Date of Construction	1988
Units	49
Initial Cost to Company, Land	816,922
Initial Cost to Company, Building & Fixtures	5,460,955
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	935,751
Gross Amount Carried at close of period 12/31/2010, Land	816,922
Investment in Real Estate, Gross	6,396,706
Total	7,213,628
Accumulated Depreciation	(2,404,645)
Investment in Real Estate Net	4,808,983
Encumbrances	0
Pine Harbour [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	366
Initial Cost to Company, Land	1,664,300
Initial Cost to Company, Building & Fixtures	14,970,915
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,509,701
Gross Amount Carried at close of period 12/31/2010, Land	1,664,300
Investment in Real Estate, Gross	18,480,616
Total	20,144,916
Accumulated Depreciation	(11,044,384)
Investment in Real Estate Net	9,100,532
Encumbrances	0
Playa Pacifica [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hermosa Beach,CA
Date of Construction	1972
Units	285
Initial Cost to Company, Land	35,100,000
Initial Cost to Company, Building & Fixtures	33,473,822
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,120,214
Gross Amount Carried at close of period 12/31/2010, Land	35,100,000
Investment in Real Estate, Gross	40,594,036
Total	75,694,036
Accumulated Depreciation	(10,052,702)
Investment in Real Estate Net	65,641,334
Encumbrances	0
Pointe at South Mountain [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1988
Units	364
Initial Cost to Company, Land	2,228,800
Initial Cost to Company, Building & Fixtures	20,059,311
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,176,326
Gross Amount Carried at close of period 12/31/2010, Land	2,228,800
Investment in Real Estate, Gross	23,235,637
Total	25,464,437
Accumulated Depreciation	(11,619,494)
Investment in Real Estate Net	13,844,943
Encumbrances	0
Polos East [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	308
Initial Cost to Company, Land	1,386,000
Initial Cost to Company, Building & Fixtures	19,058,620
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,159,344
Gross Amount Carried at close of period 12/31/2010, Land	1,386,000
Investment in Real Estate, Gross	21,217,964
Total	22,603,964
Accumulated Depreciation	(9,367,516)
Investment in Real Estate Net	13,236,448
Encumbrances	0
Port Royale [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL (G)
Date of Construction	1988
Units	737
Initial Cost to Company, Land	1,754,200
Initial Cost to Company, Building & Fixtures	15,789,873
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,484,075
Gross Amount Carried at close of period 12/31/2010, Land	1,754,200
Investment in Real Estate, Gross	23,273,948
Total	25,028,148
Accumulated Depreciation	(12,311,512)
Investment in Real Estate Net	12,716,636
Encumbrances	0
Port Royale II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	1988
Units	0
Initial Cost to Company, Land	1,022,200
Initial Cost to Company, Building & Fixtures	9,203,166
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,682,993
Gross Amount Carried at close of period 12/31/2010, Land	1,022,200
Investment in Real Estate, Gross	13,886,159
Total	14,908,359
Accumulated Depreciation	(6,957,508)
Investment in Real Estate Net	7,950,851
Encumbrances	0
Port Royale III [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	1988
Units	0
Initial Cost to Company, Land	7,454,900
Initial Cost to Company, Building & Fixtures	14,725,802
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,896,892
Gross Amount Carried at close of period 12/31/2010, Land	7,454,900
Investment in Real Estate, Gross	23,622,694
Total	31,077,594
Accumulated Depreciation	(11,161,338)
Investment in Real Estate Net	19,916,256
Encumbrances	0
Port Royale IV [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	225,760
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	225,760
Total	225,760
Accumulated Depreciation	0
Investment in Real Estate Net	225,760
Encumbrances	0
Portofino [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	1989
Units	176
Initial Cost to Company, Land	3,572,400
Initial Cost to Company, Building & Fixtures	14,660,994
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,041,779
Gross Amount Carried at close of period 12/31/2010, Land	3,572,400
Investment in Real Estate, Gross	16,702,773
Total	20,275,173
Accumulated Depreciation	(7,691,143)
Investment in Real Estate Net	12,584,030
Encumbrances	0
Portofino Val [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1989
Units	216
Initial Cost to Company, Land	8,640,000
Initial Cost to Company, Building & Fixtures	21,487,126
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,267,455
Gross Amount Carried at close of period 12/31/2010, Land	8,640,000
Investment in Real Estate, Gross	23,754,581
Total	32,394,581
Accumulated Depreciation	(8,551,142)
Investment in Real Estate Net	23,843,439
Encumbrances	0
Portside Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ (G)
Date of Construction	1992-1997
Units	527
Initial Cost to Company, Land	22,487,006
Initial Cost to Company, Building & Fixtures	96,842,913
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,770,679
Gross Amount Carried at close of period 12/31/2010, Land	22,487,006
Investment in Real Estate, Gross	110,613,592
Total	133,100,598
Accumulated Depreciation	(45,966,407)
Investment in Real Estate Net	87,134,191
Encumbrances	0
Preserve at Deer Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Deerfield Beach, FL
Date of Construction	1997
Units	540
Initial Cost to Company, Land	13,500,000
Initial Cost to Company, Building & Fixtures	60,011,208
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,927,522
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Investment in Real Estate, Gross	62,938,730
Total	76,438,730
Accumulated Depreciation	(16,131,862)
Investment in Real Estate Net	60,306,868
Encumbrances	0
Prime, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	2002
Units	256
Initial Cost to Company, Land	32,000,000
Initial Cost to Company, Building & Fixtures	64,436,539
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	546,297
Gross Amount Carried at close of period 12/31/2010, Land	32,000,000
Investment in Real Estate, Gross	64,982,836
Total	96,982,836
Accumulated Depreciation	(11,503,518)
Investment in Real Estate Net	85,479,318
Encumbrances	0
Promenade (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	St. Petersburg, FL
Date of Construction	1994
Units	334
Initial Cost to Company, Land	2,124,193
Initial Cost to Company, Building & Fixtures	25,804,037
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,417,124
Gross Amount Carried at close of period 12/31/2010, Land	2,124,193
Investment in Real Estate, Gross	30,221,161
Total	32,345,354
Accumulated Depreciation	(13,421,641)
Investment in Real Estate Net	18,923,713
Encumbrances	0
Promenade at Aventura [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aventura, FL
Date of Construction	1995
Units	296
Initial Cost to Company, Land	13,320,000
Initial Cost to Company, Building & Fixtures	30,353,748
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,424,503
Gross Amount Carried at close of period 12/31/2010, Land	13,320,000
Investment in Real Estate, Gross	34,778,251
Total	48,098,251
Accumulated Depreciation	(11,951,413)
Investment in Real Estate Net	36,146,838
Encumbrances	0
Promenade at Peachtree [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chamblee, GA
Date of Construction	2001
Units	406
Initial Cost to Company, Land	10,150,000
Initial Cost to Company, Building & Fixtures	31,219,739
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,617,861
Gross Amount Carried at close of period 12/31/2010, Land	10,150,000
Investment in Real Estate, Gross	32,837,600
Total	42,987,600
Accumulated Depreciation	(8,429,243)
Investment in Real Estate Net	34,558,357
Encumbrances	0
Promenade at Wyndham Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	1998
Units	332
Initial Cost to Company, Land	6,640,000
Initial Cost to Company, Building & Fixtures	26,743,760
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,067,327
Gross Amount Carried at close of period 12/31/2010, Land	6,640,000
Investment in Real Estate, Gross	29,811,087
Total	36,451,087
Accumulated Depreciation	(10,659,734)
Investment in Real Estate Net	25,791,353
Encumbrances	0
Promenade Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona, CA
Date of Construction	1990
Units	330
Initial Cost to Company, Land	2,272,800
Initial Cost to Company, Building & Fixtures	20,546,289
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,671,455
Gross Amount Carried at close of period 12/31/2010, Land	2,272,800
Investment in Real Estate, Gross	25,217,744
Total	27,490,544
Accumulated Depreciation	(13,298,749)
Investment in Real Estate Net	14,191,795
Encumbrances	0
Promontory Pointe I & II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1984/1996
Units	424
Initial Cost to Company, Land	2,355,509
Initial Cost to Company, Building & Fixtures	30,421,840
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,662,047
Gross Amount Carried at close of period 12/31/2010, Land	2,355,509
Investment in Real Estate, Gross	34,083,887
Total	36,439,396
Accumulated Depreciation	(15,991,601)
Investment in Real Estate Net	20,447,795
Encumbrances	0
Prospect Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hackensack, NJ
Date of Construction	1995
Units	360
Initial Cost to Company, Land	3,926,600
Initial Cost to Company, Building & Fixtures	26,404,713
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,602,996
Gross Amount Carried at close of period 12/31/2010, Land	3,926,600
Investment in Real Estate, Gross	29,007,709
Total	32,934,309
Accumulated Depreciation	(13,361,427)
Investment in Real Estate Net	19,572,882
Encumbrances	0
Prospect Towers II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hackensack, NJ
Date of Construction	2002
Units	0
Initial Cost to Company, Land	4,500,000
Initial Cost to Company, Building & Fixtures	33,104,733
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,636,650
Gross Amount Carried at close of period 12/31/2010, Land	4,500,000
Investment in Real Estate, Gross	34,741,383
Total	39,241,383
Accumulated Depreciation	(10,488,399)
Investment in Real Estate Net	28,752,984
Encumbrances	0
Providence [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bothell, WA
Date of Construction	2000
Units	200
Initial Cost to Company, Land	3,573,621
Initial Cost to Company, Building & Fixtures	19,055,505
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	518,587
Gross Amount Carried at close of period 12/31/2010, Land	3,573,621
Investment in Real Estate, Gross	19,574,092
Total	23,147,713
Accumulated Depreciation	(5,185,446)
Investment in Real Estate Net	17,962,267
Encumbrances	0
Ravens Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Plainsboro, NJ
Date of Construction	1984
Units	704
Initial Cost to Company, Land	4,670,850
Initial Cost to Company, Building & Fixtures	42,080,642
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,753,478
Gross Amount Carried at close of period 12/31/2010, Land	4,670,850
Investment in Real Estate, Gross	53,834,120
Total	58,504,970
Accumulated Depreciation	(30,950,655)
Investment in Real Estate Net	27,554,315
Encumbrances	0
Red 160 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond , WA
Date of Construction	-F)
Units	250
Initial Cost to Company, Land	15,546,376
Initial Cost to Company, Building & Fixtures	58,184,129
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	14,841
Gross Amount Carried at close of period 12/31/2010, Land	15,546,376
Investment in Real Estate, Gross	58,198,970
Total	73,745,346
Accumulated Depreciation	(11)
Investment in Real Estate Net	73,745,335
Encumbrances	0
Redlands Lawn and Tennis [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redlands, CA
Date of Construction	1986
Units	496
Initial Cost to Company, Land	4,822,320
Initial Cost to Company, Building & Fixtures	26,359,328
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,331,313
Gross Amount Carried at close of period 12/31/2010, Land	4,822,320
Investment in Real Estate, Gross	30,690,641
Total	35,512,961
Accumulated Depreciation	(14,566,837)
Investment in Real Estate Net	20,946,124
Encumbrances	0
Regency Palms [Member]
Real Estates and Accumulated Depreciation
Description of Location	Huntington Beach, CA
Date of Construction	1969
Units	310
Initial Cost to Company, Land	1,857,400
Initial Cost to Company, Building & Fixtures	16,713,254
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,994,693
Gross Amount Carried at close of period 12/31/2010, Land	1,857,400
Investment in Real Estate, Gross	20,707,947
Total	22,565,347
Accumulated Depreciation	(11,245,691)
Investment in Real Estate Net	11,319,656
Encumbrances	0
Regency Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centreville, VA
Date of Construction	1989
Units	252
Initial Cost to Company, Land	2,521,500
Initial Cost to Company, Building & Fixtures	16,200,666
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,767,255
Gross Amount Carried at close of period 12/31/2010, Land	2,521,500
Investment in Real Estate, Gross	23,967,921
Total	26,489,421
Accumulated Depreciation	(11,360,088)
Investment in Real Estate Net	15,129,333
Encumbrances	0
Remington Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1983
Units	412
Initial Cost to Company, Land	1,492,750
Initial Cost to Company, Building & Fixtures	13,377,478
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,563,710
Gross Amount Carried at close of period 12/31/2010, Land	1,492,750
Investment in Real Estate, Gross	17,941,188
Total	19,433,938
Accumulated Depreciation	(10,114,054)
Investment in Real Estate Net	9,319,884
Encumbrances	0
Reserve at Ashley Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1990
Units	440
Initial Cost to Company, Land	3,520,400
Initial Cost to Company, Building & Fixtures	23,332,494
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,646,486
Gross Amount Carried at close of period 12/31/2010, Land	3,520,400
Investment in Real Estate, Gross	27,978,980
Total	31,499,380
Accumulated Depreciation	(13,147,722)
Investment in Real Estate Net	18,351,658
Encumbrances	0
Reserve at Clarendon Centre, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA (G)
Date of Construction	2003
Units	252
Initial Cost to Company, Land	10,500,000
Initial Cost to Company, Building & Fixtures	52,812,935
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,759,114
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Investment in Real Estate, Gross	54,572,049
Total	65,072,049
Accumulated Depreciation	(13,764,307)
Investment in Real Estate Net	51,307,742
Encumbrances	0
Reserve at Eisenhower, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	226
Initial Cost to Company, Land	6,500,000
Initial Cost to Company, Building & Fixtures	34,585,060
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	682,759
Gross Amount Carried at close of period 12/31/2010, Land	6,500,000
Investment in Real Estate, Gross	35,267,819
Total	41,767,819
Accumulated Depreciation	(9,748,304)
Investment in Real Estate Net	32,019,515
Encumbrances	0
Reserve at Empire Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rancho Cucamonga, CA
Date of Construction	2005
Units	467
Initial Cost to Company, Land	16,345,000
Initial Cost to Company, Building & Fixtures	73,080,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,376,123
Gross Amount Carried at close of period 12/31/2010, Land	16,345,000
Investment in Real Estate, Gross	74,456,793
Total	90,801,793
Accumulated Depreciation	(14,836,431)
Investment in Real Estate Net	75,965,362
Encumbrances	0
Reserve at Moreno Valley Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Moreno Valley, CA
Date of Construction	2005
Units	176
Initial Cost to Company, Land	8,800,000
Initial Cost to Company, Building & Fixtures	26,151,298
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	373,998
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Investment in Real Estate, Gross	26,525,296
Total	35,325,296
Accumulated Depreciation	(4,936,215)
Investment in Real Estate Net	30,389,081
Encumbrances	0
Reserve at Town Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Loudon, VA
Date of Construction	2002
Units	290
Initial Cost to Company, Land	3,144,056
Initial Cost to Company, Building & Fixtures	27,669,121
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	699,118
Gross Amount Carried at close of period 12/31/2010, Land	3,144,056
Investment in Real Estate, Gross	28,368,239
Total	31,512,295
Accumulated Depreciation	(7,155,349)
Investment in Real Estate Net	24,356,946
Encumbrances	0
Reserve at Town Center II (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2009
Units	100
Initial Cost to Company, Land	4,310,417
Initial Cost to Company, Building & Fixtures	17,172,142
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,860
Gross Amount Carried at close of period 12/31/2010, Land	4,310,417
Investment in Real Estate, Gross	17,175,002
Total	21,485,419
Accumulated Depreciation	(458,043)
Investment in Real Estate Net	21,027,376
Encumbrances	0
Residences at Little River [Member]
Real Estates and Accumulated Depreciation
Description of Location	Haverhill, MA
Date of Construction	2003
Units	174
Initial Cost to Company, Land	6,905,138
Initial Cost to Company, Building & Fixtures	19,172,747
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	532,025
Gross Amount Carried at close of period 12/31/2010, Land	6,905,138
Investment in Real Estate, Gross	19,704,772
Total	26,609,910
Accumulated Depreciation	(5,205,865)
Investment in Real Estate Net	21,404,045
Encumbrances	0
Retreat, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1999
Units	480
Initial Cost to Company, Land	3,475,114
Initial Cost to Company, Building & Fixtures	27,265,252
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,312,931
Gross Amount Carried at close of period 12/31/2010, Land	3,475,114
Investment in Real Estate, Gross	29,578,183
Total	33,053,297
Accumulated Depreciation	(12,050,778)
Investment in Real Estate Net	21,002,519
Encumbrances	0
Reunion at Redmond Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	2008
Units	321
Initial Cost to Company, Land	6,975,705
Initial Cost to Company, Building & Fixtures	46,175,001
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	68,433
Gross Amount Carried at close of period 12/31/2010, Land	6,975,705
Investment in Real Estate, Gross	46,243,434
Total	53,219,139
Accumulated Depreciation	(4,181,478)
Investment in Real Estate Net	49,037,661
Encumbrances	0
Ridgewood Village I&II [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1997
Units	408
Initial Cost to Company, Land	11,809,500
Initial Cost to Company, Building & Fixtures	34,004,048
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,941,116
Gross Amount Carried at close of period 12/31/2010, Land	11,809,500
Investment in Real Estate, Gross	35,945,164
Total	47,754,664
Accumulated Depreciation	(13,777,738)
Investment in Real Estate Net	33,976,926
Encumbrances	0
Rivers Bend (CT) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Windsor, CT
Date of Construction	1973
Units	373
Initial Cost to Company, Land	3,325,517
Initial Cost to Company, Building & Fixtures	22,573,826
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,703,911
Gross Amount Carried at close of period 12/31/2010, Land	3,325,517
Investment in Real Estate, Gross	25,277,737
Total	28,603,254
Accumulated Depreciation	(9,413,982)
Investment in Real Estate Net	19,189,272
Encumbrances	0
Riverview Condominiums [Member]
Real Estates and Accumulated Depreciation
Description of Location	Norwalk, CT
Date of Construction	1991
Units	92
Initial Cost to Company, Land	2,300,000
Initial Cost to Company, Building & Fixtures	7,406,730
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,765,897
Gross Amount Carried at close of period 12/31/2010, Land	2,300,000
Investment in Real Estate, Gross	9,172,627
Total	11,472,627
Accumulated Depreciation	(4,033,629)
Investment in Real Estate Net	7,438,998
Encumbrances	0
Rosecliff [Member]
Real Estates and Accumulated Depreciation
Description of Location	Quincy, MA
Date of Construction	1990
Units	156
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Building & Fixtures	15,721,570
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,427,522
Gross Amount Carried at close of period 12/31/2010, Land	5,460,000
Investment in Real Estate, Gross	17,149,092
Total	22,609,092
Accumulated Depreciation	(6,617,235)
Investment in Real Estate Net	15,991,857
Encumbrances	0
Royal Oaks (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1991
Units	284
Initial Cost to Company, Land	1,988,000
Initial Cost to Company, Building & Fixtures	13,645,117
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,715,611
Gross Amount Carried at close of period 12/31/2010, Land	1,988,000
Investment in Real Estate, Gross	17,360,728
Total	19,348,728
Accumulated Depreciation	(7,573,244)
Investment in Real Estate Net	11,775,484
Encumbrances	0
Sabal Palm at Boot Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palm Harbor, FL
Date of Construction	1996
Units	432
Initial Cost to Company, Land	3,888,000
Initial Cost to Company, Building & Fixtures	28,923,692
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,291,157
Gross Amount Carried at close of period 12/31/2010, Land	3,888,000
Investment in Real Estate, Gross	32,214,849
Total	36,102,849
Accumulated Depreciation	(13,941,839)
Investment in Real Estate Net	22,161,010
Encumbrances	0
Sabal Palm at Carrollwood Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	1995
Units	432
Initial Cost to Company, Land	3,888,000
Initial Cost to Company, Building & Fixtures	26,911,542
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,510,610
Gross Amount Carried at close of period 12/31/2010, Land	3,888,000
Investment in Real Estate, Gross	29,422,152
Total	33,310,152
Accumulated Depreciation	(12,691,656)
Investment in Real Estate Net	20,618,496
Encumbrances	0
Sabal Palm at Lake Buena Vista [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1988
Units	400
Initial Cost to Company, Land	2,800,000
Initial Cost to Company, Building & Fixtures	23,687,893
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,585,070
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Investment in Real Estate, Gross	27,272,963
Total	30,072,963
Accumulated Depreciation	(11,920,147)
Investment in Real Estate Net	18,152,816
Encumbrances	0
Sabal Palm at Metrowest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1998
Units	411
Initial Cost to Company, Land	4,110,000
Initial Cost to Company, Building & Fixtures	38,394,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,771,887
Gross Amount Carried at close of period 12/31/2010, Land	4,110,000
Investment in Real Estate, Gross	42,166,752
Total	46,276,752
Accumulated Depreciation	(18,035,246)
Investment in Real Estate Net	28,241,506
Encumbrances	0
Sabal Palm at Metrowest II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1997
Units	456
Initial Cost to Company, Land	4,560,000
Initial Cost to Company, Building & Fixtures	33,907,283
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,615,919
Gross Amount Carried at close of period 12/31/2010, Land	4,560,000
Investment in Real Estate, Gross	36,523,202
Total	41,083,202
Accumulated Depreciation	(15,482,612)
Investment in Real Estate Net	25,600,590
Encumbrances	0
Sabal Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	1995
Units	275
Initial Cost to Company, Land	1,951,600
Initial Cost to Company, Building & Fixtures	17,570,508
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,888,222
Gross Amount Carried at close of period 12/31/2010, Land	1,951,600
Investment in Real Estate, Gross	21,458,730
Total	23,410,330
Accumulated Depreciation	(11,387,176)
Investment in Real Estate Net	12,023,154
Encumbrances	0
Saddle Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ashburn, VA
Date of Construction	1989
Units	216
Initial Cost to Company, Land	1,364,800
Initial Cost to Company, Building & Fixtures	12,283,616
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,096,292
Gross Amount Carried at close of period 12/31/2010, Land	1,364,800
Investment in Real Estate, Gross	14,379,908
Total	15,744,708
Accumulated Depreciation	(7,792,078)
Investment in Real Estate Net	7,952,630
Encumbrances	0
Sage Condominium Homes, LLC [Member]
Real Estates and Accumulated Depreciation
Description of Location	Everett, WA
Date of Construction	2002
Units	123
Initial Cost to Company, Land	2,500,000
Initial Cost to Company, Building & Fixtures	12,021,256
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	408,009
Gross Amount Carried at close of period 12/31/2010, Land	2,500,000
Investment in Real Estate, Gross	12,429,265
Total	14,929,265
Accumulated Depreciation	(2,392,204)
Investment in Real Estate Net	12,537,061
Encumbrances	0
Savannah at Park Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2001
Units	416
Initial Cost to Company, Land	7,696,095
Initial Cost to Company, Building & Fixtures	34,114,542
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,576,811
Gross Amount Carried at close of period 12/31/2010, Land	7,696,095
Investment in Real Estate, Gross	36,691,353
Total	44,387,448
Accumulated Depreciation	(9,783,930)
Investment in Real Estate Net	34,603,518
Encumbrances	0
Savoy I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aurora, CO
Date of Construction	2001
Units	444
Initial Cost to Company, Land	5,450,295
Initial Cost to Company, Building & Fixtures	38,765,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,947,336
Gross Amount Carried at close of period 12/31/2010, Land	5,450,295
Investment in Real Estate, Gross	40,713,006
Total	46,163,301
Accumulated Depreciation	(10,624,060)
Investment in Real Estate Net	35,539,241
Encumbrances	0
Savoy III [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aurora, CO
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	659,165
Initial Cost to Company, Building & Fixtures	4,094,316
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	659,165
Investment in Real Estate, Gross	4,094,316
Total	4,753,481
Accumulated Depreciation	0
Investment in Real Estate Net	4,753,481
Encumbrances	0
Scarborough Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rockville, MD
Date of Construction	1967
Units	121
Initial Cost to Company, Land	1,815,000
Initial Cost to Company, Building & Fixtures	7,608,126
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,325,638
Gross Amount Carried at close of period 12/31/2010, Land	1,815,000
Investment in Real Estate, Gross	9,933,764
Total	11,748,764
Accumulated Depreciation	(4,806,000)
Investment in Real Estate Net	6,942,764
Encumbrances	0
Sedona Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1989
Units	250
Initial Cost to Company, Land	3,750,000
Initial Cost to Company, Building & Fixtures	14,750,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	172,950
Gross Amount Carried at close of period 12/31/2010, Land	3,750,000
Investment in Real Estate, Gross	14,922,950
Total	18,672,950
Accumulated Depreciation	(1,834,010)
Investment in Real Estate Net	16,838,940
Encumbrances	0
Seeley Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, WA
Date of Construction	1990
Units	522
Initial Cost to Company, Land	2,760,400
Initial Cost to Company, Building & Fixtures	24,845,286
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,955,599
Gross Amount Carried at close of period 12/31/2010, Land	2,760,400
Investment in Real Estate, Gross	28,800,885
Total	31,561,285
Accumulated Depreciation	(14,143,569)
Investment in Real Estate Net	17,417,716
Encumbrances	0
Seventh And James [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1992
Units	96
Initial Cost to Company, Land	663,800
Initial Cost to Company, Building & Fixtures	5,974,803
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,760,989
Gross Amount Carried at close of period 12/31/2010, Land	663,800
Investment in Real Estate, Gross	8,735,792
Total	9,399,592
Accumulated Depreciation	(4,758,756)
Investment in Real Estate Net	4,640,836
Encumbrances	0
Shadow Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winter Springs, FL
Date of Construction	2000
Units	280
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	21,719,768
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,416,578
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	23,136,346
Total	29,136,346
Accumulated Depreciation	(6,117,500)
Investment in Real Estate Net	23,018,846
Encumbrances	0
Sheffield Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	1986
Units	597
Initial Cost to Company, Land	3,342,381
Initial Cost to Company, Building & Fixtures	31,337,332
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,191,933
Gross Amount Carried at close of period 12/31/2010, Land	3,342,381
Investment in Real Estate, Gross	38,529,265
Total	41,871,646
Accumulated Depreciation	(21,161,965)
Investment in Real Estate Net	20,709,681
Encumbrances	0
Sheridan Lake Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dania Beach, FL
Date of Construction	2001
Units	240
Initial Cost to Company, Land	12,000,000
Initial Cost to Company, Building & Fixtures	23,170,580
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,138,326
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Investment in Real Estate, Gross	24,308,906
Total	36,308,906
Accumulated Depreciation	(4,744,908)
Investment in Real Estate Net	31,563,998
Encumbrances	0
Sheridan Ocean Club Combined [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dania Beach, FL
Date of Construction	1991
Units	648
Initial Cost to Company, Land	18,313,414
Initial Cost to Company, Building & Fixtures	47,091,594
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,726,956
Gross Amount Carried at close of period 12/31/2010, Land	18,313,414
Investment in Real Estate, Gross	60,818,550
Total	79,131,964
Accumulated Depreciation	(20,211,330)
Investment in Real Estate Net	58,920,634
Encumbrances	0
Siena Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lake Forest, CA
Date of Construction	1988
Units	356
Initial Cost to Company, Land	8,900,000
Initial Cost to Company, Building & Fixtures	24,083,024
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,677,886
Gross Amount Carried at close of period 12/31/2010, Land	8,900,000
Investment in Real Estate, Gross	26,760,910
Total	35,660,910
Accumulated Depreciation	(11,378,176)
Investment in Real Estate Net	24,282,734
Encumbrances	0
Silver Springs (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1985
Units	432
Initial Cost to Company, Land	1,831,100
Initial Cost to Company, Building & Fixtures	16,474,735
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,703,768
Gross Amount Carried at close of period 12/31/2010, Land	1,831,100
Investment in Real Estate, Gross	22,178,503
Total	24,009,603
Accumulated Depreciation	(12,171,839)
Investment in Real Estate Net	11,837,764
Encumbrances	0
Skycrest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1999
Units	264
Initial Cost to Company, Land	10,560,000
Initial Cost to Company, Building & Fixtures	25,574,457
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,853,147
Gross Amount Carried at close of period 12/31/2010, Land	10,560,000
Investment in Real Estate, Gross	27,427,604
Total	37,987,604
Accumulated Depreciation	(9,741,716)
Investment in Real Estate Net	28,245,888
Encumbrances	0
Skylark [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1986
Units	174
Initial Cost to Company, Land	1,781,600
Initial Cost to Company, Building & Fixtures	16,731,916
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,569,525
Gross Amount Carried at close of period 12/31/2010, Land	1,781,600
Investment in Real Estate, Gross	18,301,441
Total	20,083,041
Accumulated Depreciation	(7,970,241)
Investment in Real Estate Net	12,112,800
Encumbrances	0
Skyview [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rancho Santa Margarita, CA
Date of Construction	1999
Units	260
Initial Cost to Company, Land	3,380,000
Initial Cost to Company, Building & Fixtures	21,952,863
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,639,219
Gross Amount Carried at close of period 12/31/2010, Land	3,380,000
Investment in Real Estate, Gross	23,592,082
Total	26,972,082
Accumulated Depreciation	(9,424,375)
Investment in Real Estate Net	17,547,707
Encumbrances	0
Sonoran [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	429
Initial Cost to Company, Land	2,361,922
Initial Cost to Company, Building & Fixtures	31,841,724
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,854,544
Gross Amount Carried at close of period 12/31/2010, Land	2,361,922
Investment in Real Estate, Gross	34,696,268
Total	37,058,190
Accumulated Depreciation	(15,750,669)
Investment in Real Estate Net	21,307,521
Encumbrances	0
Sonterra at Foothill Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foothill Ranch, CA
Date of Construction	1997
Units	300
Initial Cost to Company, Land	7,503,400
Initial Cost to Company, Building & Fixtures	24,048,507
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,461,562
Gross Amount Carried at close of period 12/31/2010, Land	7,503,400
Investment in Real Estate, Gross	25,510,069
Total	33,013,469
Accumulated Depreciation	(11,262,693)
Investment in Real Estate Net	21,750,776
Encumbrances	0
Southwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palo Alto, CA
Date of Construction	1985
Units	100
Initial Cost to Company, Land	6,936,600
Initial Cost to Company, Building & Fixtures	14,324,069
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,957,769
Gross Amount Carried at close of period 12/31/2010, Land	6,936,600
Investment in Real Estate, Gross	16,281,838
Total	23,218,438
Accumulated Depreciation	(7,336,988)
Investment in Real Estate Net	15,881,450
Encumbrances	0
Springbrook Estates [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	18,200,000
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,200,000
Investment in Real Estate, Gross	0
Total	18,200,000
Accumulated Depreciation	0
Investment in Real Estate Net	18,200,000
Encumbrances	0
Springs Colony [Member]
Real Estates and Accumulated Depreciation
Description of Location	Altamonte Springs, FL
Date of Construction	1986
Units	188
Initial Cost to Company, Land	630,411
Initial Cost to Company, Building & Fixtures	5,852,157
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,344,606
Gross Amount Carried at close of period 12/31/2010, Land	630,411
Investment in Real Estate, Gross	8,196,763
Total	8,827,174
Accumulated Depreciation	(5,041,343)
Investment in Real Estate Net	3,785,831
Encumbrances	0
St. Andrews at Winston Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, FL
Date of Construction	1997
Units	562
Initial Cost to Company, Land	5,680,000
Initial Cost to Company, Building & Fixtures	19,812,090
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,102,584
Gross Amount Carried at close of period 12/31/2010, Land	5,680,000
Investment in Real Estate, Gross	21,914,674
Total	27,594,674
Accumulated Depreciation	(7,289,461)
Investment in Real Estate Net	20,305,213
Encumbrances	0
Stonegate (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Broomfield, CO
Date of Construction	2003
Units	350
Initial Cost to Company, Land	8,750,000
Initial Cost to Company, Building & Fixtures	32,998,775
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,634,400
Gross Amount Carried at close of period 12/31/2010, Land	8,750,000
Investment in Real Estate, Gross	35,633,175
Total	44,383,175
Accumulated Depreciation	(8,524,918)
Investment in Real Estate Net	35,858,257
Encumbrances	0
Stoney Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, WA
Date of Construction	1990
Units	231
Initial Cost to Company, Land	1,215,200
Initial Cost to Company, Building & Fixtures	10,938,134
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,217,252
Gross Amount Carried at close of period 12/31/2010, Land	1,215,200
Investment in Real Estate, Gross	13,155,386
Total	14,370,586
Accumulated Depreciation	(6,562,263)
Investment in Real Estate Net	7,808,323
Encumbrances	0
Summerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hayward, CA
Date of Construction	1982
Units	162
Initial Cost to Company, Land	4,810,644
Initial Cost to Company, Building & Fixtures	6,942,743
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,117,729
Gross Amount Carried at close of period 12/31/2010, Land	4,810,644
Investment in Real Estate, Gross	9,060,472
Total	13,871,116
Accumulated Depreciation	(4,126,901)
Investment in Real Estate Net	9,744,215
Encumbrances	0
Summit And Birch Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Farmington, CT
Date of Construction	1967
Units	186
Initial Cost to Company, Land	1,757,438
Initial Cost to Company, Building & Fixtures	11,748,112
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,910,642
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	14,658,754
Total	16,416,192
Accumulated Depreciation	(5,556,439)
Investment in Real Estate Net	10,859,753
Encumbrances	0
Summit at Lake Union [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1995 -1997
Units	150
Initial Cost to Company, Land	1,424,700
Initial Cost to Company, Building & Fixtures	12,852,461
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,976,468
Gross Amount Carried at close of period 12/31/2010, Land	1,424,700
Investment in Real Estate, Gross	15,828,929
Total	17,253,629
Accumulated Depreciation	(7,534,752)
Investment in Real Estate Net	9,718,877
Encumbrances	0
Sunforest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1989
Units	494
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	32,124,850
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,950,196
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	36,075,046
Total	46,075,046
Accumulated Depreciation	(10,814,748)
Investment in Real Estate Net	35,260,298
Encumbrances	0
Surrey Downs [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1986
Units	122
Initial Cost to Company, Land	3,057,100
Initial Cost to Company, Building & Fixtures	7,848,618
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,943,645
Gross Amount Carried at close of period 12/31/2010, Land	3,057,100
Investment in Real Estate, Gross	9,792,263
Total	12,849,363
Accumulated Depreciation	(4,195,803)
Investment in Real Estate Net	8,653,560
Encumbrances	0
Sycamore Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1984
Units	350
Initial Cost to Company, Land	3,152,000
Initial Cost to Company, Building & Fixtures	19,083,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,027,776
Gross Amount Carried at close of period 12/31/2010, Land	3,152,000
Investment in Real Estate, Gross	22,111,503
Total	25,263,503
Accumulated Depreciation	(10,731,295)
Investment in Real Estate Net	14,532,208
Encumbrances	0
Tanasbourne Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	1986-1989
Units	373
Initial Cost to Company, Land	1,876,700
Initial Cost to Company, Building & Fixtures	16,891,205
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,736,332
Gross Amount Carried at close of period 12/31/2010, Land	1,876,700
Investment in Real Estate, Gross	20,627,537
Total	22,504,237
Accumulated Depreciation	(12,235,305)
Investment in Real Estate Net	10,268,932
Encumbrances	0
Tortuga Bay [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2004
Units	314
Initial Cost to Company, Land	6,280,000
Initial Cost to Company, Building & Fixtures	32,121,779
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	970,072
Gross Amount Carried at close of period 12/31/2010, Land	6,280,000
Investment in Real Estate, Gross	33,091,851
Total	39,371,851
Accumulated Depreciation	(7,629,687)
Investment in Real Estate Net	31,742,164
Encumbrances	0
Toscana [Member]
Real Estates and Accumulated Depreciation
Description of Location	Irvine, CA
Date of Construction	1991/1993
Units	563
Initial Cost to Company, Land	39,410,000
Initial Cost to Company, Building & Fixtures	50,806,072
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,300,817
Gross Amount Carried at close of period 12/31/2010, Land	39,410,000
Investment in Real Estate, Gross	57,106,889
Total	96,516,889
Accumulated Depreciation	(21,079,463)
Investment in Real Estate Net	75,437,426
Encumbrances	0
Townes at Herndon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	2002
Units	218
Initial Cost to Company, Land	10,900,000
Initial Cost to Company, Building & Fixtures	49,216,125
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	551,015
Gross Amount Carried at close of period 12/31/2010, Land	10,900,000
Investment in Real Estate, Gross	49,767,140
Total	60,667,140
Accumulated Depreciation	(9,946,494)
Investment in Real Estate Net	50,720,646
Encumbrances	0
Tradition at Alafaya [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	2006
Units	253
Initial Cost to Company, Land	7,590,000
Initial Cost to Company, Building & Fixtures	31,881,505
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	234,540
Gross Amount Carried at close of period 12/31/2010, Land	7,590,000
Investment in Real Estate, Gross	32,116,045
Total	39,706,045
Accumulated Depreciation	(7,323,558)
Investment in Real Estate Net	32,382,487
Encumbrances	0
Valencia Plantation [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1990
Units	194
Initial Cost to Company, Land	873,000
Initial Cost to Company, Building & Fixtures	12,819,377
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,112,581
Gross Amount Carried at close of period 12/31/2010, Land	873,000
Investment in Real Estate, Gross	14,931,958
Total	15,804,958
Accumulated Depreciation	(6,265,795)
Investment in Real Estate Net	9,539,163
Encumbrances	0
Verde Condominium Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Jose, CA
Date of Construction	1986
Units	108
Initial Cost to Company, Land	5,190,700
Initial Cost to Company, Building & Fixtures	9,679,109
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,144,989
Gross Amount Carried at close of period 12/31/2010, Land	5,190,700
Investment in Real Estate, Gross	12,824,098
Total	18,014,798
Accumulated Depreciation	(5,435,771)
Investment in Real Estate Net	12,579,027
Encumbrances	0
Via Ventura [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1980
Units	328
Initial Cost to Company, Land	1,351,785
Initial Cost to Company, Building & Fixtures	13,382,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,901,794
Gross Amount Carried at close of period 12/31/2010, Land	1,351,785
Investment in Real Estate, Gross	21,283,800
Total	22,635,585
Accumulated Depreciation	(14,193,165)
Investment in Real Estate Net	8,442,420
Encumbrances	0
Victor on Venice [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA (G)
Date of Construction	2006
Units	115
Initial Cost to Company, Land	10,350,000
Initial Cost to Company, Building & Fixtures	35,431,742
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	93,690
Gross Amount Carried at close of period 12/31/2010, Land	10,350,000
Investment in Real Estate, Gross	35,525,432
Total	45,875,432
Accumulated Depreciation	(5,915,802)
Investment in Real Estate Net	39,959,630
Encumbrances	0
View Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, CA
Date of Construction	1998
Units	208
Initial Cost to Company, Land	10,400,000
Initial Cost to Company, Building & Fixtures	26,315,150
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,253,349
Gross Amount Carried at close of period 12/31/2010, Land	10,400,000
Investment in Real Estate, Gross	27,568,499
Total	37,968,499
Accumulated Depreciation	(5,920,199)
Investment in Real Estate Net	32,048,300
Encumbrances	0
Villa Encanto [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1983
Units	208
Initial Cost to Company, Land	2,884,447
Initial Cost to Company, Building & Fixtures	22,197,363
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,490,257
Gross Amount Carried at close of period 12/31/2010, Land	2,884,447
Investment in Real Estate, Gross	25,687,620
Total	28,572,067
Accumulated Depreciation	(12,402,504)
Investment in Real Estate Net	16,169,563
Encumbrances	0
Villa Solana [Member]
Real Estates and Accumulated Depreciation
Description of Location	Laguna Hills, CA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	1,665,100
Initial Cost to Company, Building & Fixtures	14,985,678
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,952,166
Gross Amount Carried at close of period 12/31/2010, Land	1,665,100
Investment in Real Estate, Gross	20,937,844
Total	22,602,944
Accumulated Depreciation	(12,062,676)
Investment in Real Estate Net	10,540,268
Encumbrances	0
Village at Bear Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, CO
Date of Construction	1987
Units	208
Initial Cost to Company, Land	4,519,700
Initial Cost to Company, Building & Fixtures	40,676,390
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,928,647
Gross Amount Carried at close of period 12/31/2010, Land	4,519,700
Investment in Real Estate, Gross	44,605,037
Total	49,124,737
Accumulated Depreciation	(20,881,956)
Investment in Real Estate Net	28,242,781
Encumbrances	0
Village at Lakewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1988
Units	208
Initial Cost to Company, Land	3,166,411
Initial Cost to Company, Building & Fixtures	13,859,090
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,918,205
Gross Amount Carried at close of period 12/31/2010, Land	3,166,411
Investment in Real Estate, Gross	15,777,295
Total	18,943,706
Accumulated Depreciation	(7,591,265)
Investment in Real Estate Net	11,352,441
Encumbrances	0
Vista Del Lago [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mission Viejo, CA
Date of Construction	1986-1988
Units	208
Initial Cost to Company, Land	4,525,800
Initial Cost to Company, Building & Fixtures	40,736,293
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	10,504,839
Gross Amount Carried at close of period 12/31/2010, Land	4,525,800
Investment in Real Estate, Gross	51,241,132
Total	55,766,932
Accumulated Depreciation	(29,667,538)
Investment in Real Estate Net	26,099,394
Encumbrances	0
Vista Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mesa, AZ
Date of Construction	1997/1998
Units	208
Initial Cost to Company, Land	1,341,796
Initial Cost to Company, Building & Fixtures	12,157,045
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,237,337
Gross Amount Carried at close of period 12/31/2010, Land	1,341,796
Investment in Real Estate, Gross	13,394,382
Total	14,736,178
Accumulated Depreciation	(6,101,312)
Investment in Real Estate Net	8,634,866
Encumbrances	0
Waterford at Deerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1985
Units	208
Initial Cost to Company, Land	1,496,913
Initial Cost to Company, Building & Fixtures	10,659,702
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,462,322
Gross Amount Carried at close of period 12/31/2010, Land	1,496,913
Investment in Real Estate, Gross	14,122,024
Total	15,618,937
Accumulated Depreciation	(6,543,846)
Investment in Real Estate Net	9,075,091
Encumbrances	0
Waterford at Orange Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1986
Units	208
Initial Cost to Company, Land	1,960,000
Initial Cost to Company, Building & Fixtures	12,098,784
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,927,425
Gross Amount Carried at close of period 12/31/2010, Land	1,960,000
Investment in Real Estate, Gross	15,026,209
Total	16,986,209
Accumulated Depreciation	(7,269,128)
Investment in Real Estate Net	9,717,081
Encumbrances	0
Waterford Place (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Thornton, CO
Date of Construction	1998
Units	208
Initial Cost to Company, Land	5,040,000
Initial Cost to Company, Building & Fixtures	29,946,419
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,270,605
Gross Amount Carried at close of period 12/31/2010, Land	5,040,000
Investment in Real Estate, Gross	31,217,024
Total	36,257,024
Accumulated Depreciation	(9,310,453)
Investment in Real Estate Net	26,946,571
Encumbrances	0
Waterside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Reston, VA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	20,700,000
Initial Cost to Company, Building & Fixtures	27,474,388
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,597,274
Gross Amount Carried at close of period 12/31/2010, Land	20,700,000
Investment in Real Estate, Gross	35,071,662
Total	55,771,662
Accumulated Depreciation	(8,532,141)
Investment in Real Estate Net	47,239,521
Encumbrances	0
Webster Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Needham, MA
Date of Construction	1985
Units	208
Initial Cost to Company, Land	1,418,893
Initial Cost to Company, Building & Fixtures	9,485,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	945,765
Gross Amount Carried at close of period 12/31/2010, Land	1,418,893
Investment in Real Estate, Gross	10,430,771
Total	11,849,664
Accumulated Depreciation	(3,772,750)
Investment in Real Estate Net	8,076,914
Encumbrances	0
Welleby Lake Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunrise, FL
Date of Construction	1991
Units	208
Initial Cost to Company, Land	3,648,000
Initial Cost to Company, Building & Fixtures	17,620,879
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,448,846
Gross Amount Carried at close of period 12/31/2010, Land	3,648,000
Investment in Real Estate, Gross	21,069,725
Total	24,717,725
Accumulated Depreciation	(9,187,464)
Investment in Real Estate Net	15,530,261
Encumbrances	0
Wellington Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manchester, NH
Date of Construction	1987
Units	208
Initial Cost to Company, Land	1,890,200
Initial Cost to Company, Building & Fixtures	17,120,662
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,592,227
Gross Amount Carried at close of period 12/31/2010, Land	1,890,200
Investment in Real Estate, Gross	24,712,889
Total	26,603,089
Accumulated Depreciation	(14,699,346)
Investment in Real Estate Net	11,903,743
Encumbrances	0
West End Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boston, MA (G)
Date of Construction	2008
Units	208
Initial Cost to Company, Land	469,546
Initial Cost to Company, Building & Fixtures	163,123,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	248,319
Gross Amount Carried at close of period 12/31/2010, Land	469,546
Investment in Real Estate, Gross	163,371,341
Total	163,840,887
Accumulated Depreciation	(13,976,991)
Investment in Real Estate Net	149,863,896
Encumbrances	0
Westerly at Worldgate [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	1995
Units	208
Initial Cost to Company, Land	14,568,000
Initial Cost to Company, Building & Fixtures	43,620,057
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,005,737
Gross Amount Carried at close of period 12/31/2010, Land	14,568,000
Investment in Real Estate, Gross	44,625,794
Total	59,193,794
Accumulated Depreciation	(5,547,038)
Investment in Real Estate Net	53,646,756
Encumbrances	0
Westfield Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centerville, VA
Date of Construction	1988
Units	208
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	23,245,834
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,499,211
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	27,745,045
Total	34,745,045
Accumulated Depreciation	(7,973,826)
Investment in Real Estate Net	26,771,219
Encumbrances	0
Westgate Pass Through [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	3,915,902
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	3,915,902
Total	3,915,902
Accumulated Depreciation	0
Investment in Real Estate Net	3,915,902
Encumbrances	0
Westgate Pasadena and Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	390,813
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	390,813
Total	390,813
Accumulated Depreciation	0
Investment in Real Estate Net	390,813
Encumbrances	0
Westridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tacoma, WA
Date of Construction	1987 (1991
Units	208
Initial Cost to Company, Land	3,501,900
Initial Cost to Company, Building & Fixtures	31,506,082
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,447,371
Gross Amount Carried at close of period 12/31/2010, Land	3,501,900
Investment in Real Estate, Gross	37,953,453
Total	41,455,353
Accumulated Depreciation	(18,836,649)
Investment in Real Estate Net	22,618,704
Encumbrances	0
Whispering Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Walnut Creek, CA
Date of Construction	1974
Units	208
Initial Cost to Company, Land	2,170,800
Initial Cost to Company, Building & Fixtures	19,539,586
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,751,774
Gross Amount Carried at close of period 12/31/2010, Land	2,170,800
Investment in Real Estate, Gross	24,291,360
Total	26,462,160
Accumulated Depreciation	(12,478,996)
Investment in Real Estate Net	13,983,164
Encumbrances	0
Wimberly at Deerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	2000
Units	208
Initial Cost to Company, Land	8,000,000
Initial Cost to Company, Building & Fixtures	30,057,214
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,420,647
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Investment in Real Estate, Gross	31,477,861
Total	39,477,861
Accumulated Depreciation	(6,768,070)
Investment in Real Estate Net	32,709,791
Encumbrances	0
Winchester Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, RI
Date of Construction	1972
Units	208
Initial Cost to Company, Land	2,822,618
Initial Cost to Company, Building & Fixtures	18,868,626
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,982,436
Gross Amount Carried at close of period 12/31/2010, Land	2,822,618
Investment in Real Estate, Gross	24,851,062
Total	27,673,680
Accumulated Depreciation	(10,115,786)
Investment in Real Estate Net	17,557,894
Encumbrances	0
Winchester Wood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, RI
Date of Construction	1989
Units	208
Initial Cost to Company, Land	683,215
Initial Cost to Company, Building & Fixtures	4,567,154
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	771,945
Gross Amount Carried at close of period 12/31/2010, Land	683,215
Investment in Real Estate, Gross	5,339,099
Total	6,022,314
Accumulated Depreciation	(1,954,665)
Investment in Real Estate Net	4,067,649
Encumbrances	0
Windridge (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Laguna Niguel, CA
Date of Construction	1989
Units	208
Initial Cost to Company, Land	2,662,900
Initial Cost to Company, Building & Fixtures	23,985,497
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,771,409
Gross Amount Carried at close of period 12/31/2010, Land	2,662,900
Investment in Real Estate, Gross	28,756,906
Total	31,419,806
Accumulated Depreciation	(16,138,059)
Investment in Real Estate Net	15,281,747
Encumbrances	0
Windsor at Fair Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	1988
Units	208
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	28,587,109
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,577,502
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	34,164,611
Total	44,164,611
Accumulated Depreciation	(9,076,465)
Investment in Real Estate Net	35,088,146
Encumbrances	0
Winston (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	2001/2003
Units	208
Initial Cost to Company, Land	18,561,000
Initial Cost to Company, Building & Fixtures	49,527,569
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,591,514
Gross Amount Carried at close of period 12/31/2010, Land	18,561,000
Investment in Real Estate, Gross	51,119,083
Total	69,680,083
Accumulated Depreciation	(7,722,894)
Investment in Real Estate Net	61,957,189
Encumbrances	0
Wood Creek (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1987
Units	208
Initial Cost to Company, Land	9,729,900
Initial Cost to Company, Building & Fixtures	23,009,768
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,044,535
Gross Amount Carried at close of period 12/31/2010, Land	9,729,900
Investment in Real Estate, Gross	27,054,303
Total	36,784,203
Accumulated Depreciation	(12,364,165)
Investment in Real Estate Net	24,420,038
Encumbrances	0
Woodbridge (CT) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Newington, CT
Date of Construction	1968
Units	208
Initial Cost to Company, Land	498,377
Initial Cost to Company, Building & Fixtures	3,331,548
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	802,865
Gross Amount Carried at close of period 12/31/2010, Land	498,377
Investment in Real Estate, Gross	4,134,413
Total	4,632,790
Accumulated Depreciation	(1,586,870)
Investment in Real Estate Net	3,045,920
Encumbrances	0
Woodlake (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kirkland, WA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	6,631,400
Initial Cost to Company, Building & Fixtures	16,735,484
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,505,270
Gross Amount Carried at close of period 12/31/2010, Land	6,631,400
Investment in Real Estate, Gross	19,240,754
Total	25,872,154
Accumulated Depreciation	(8,821,849)
Investment in Real Estate Net	17,050,305
Encumbrances	0
Woodleaf [Member]
Real Estates and Accumulated Depreciation
Description of Location	Campbell, CA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	8,550,600
Initial Cost to Company, Building & Fixtures	16,988,183
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,394,732
Gross Amount Carried at close of period 12/31/2010, Land	8,550,600
Investment in Real Estate, Gross	18,382,915
Total	26,933,515
Accumulated Depreciation	(7,978,384)
Investment in Real Estate Net	18,955,131
Encumbrances	0
Woodside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lorton, VA
Date of Construction	1987
Units	208
Initial Cost to Company, Land	1,326,000
Initial Cost to Company, Building & Fixtures	12,510,903
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,816,422
Gross Amount Carried at close of period 12/31/2010, Land	1,326,000
Investment in Real Estate, Gross	18,327,325
Total	19,653,325
Accumulated Depreciation	(10,570,615)
Investment in Real Estate Net	9,082,710
Encumbrances	0
Management Business [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	0
Total	76,557,024.33
Accumulated Depreciation	(59,331,061.48)
Investment in Real Estate Net	17,225,962.85
Encumbrances	0
Operating Partnership [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	0
Total	1,078,393
Accumulated Depreciation	0
Investment in Real Estate Net	0
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Real Estates and Accumulated Depreciation
Units	31,096
Initial Cost to Company, Land	1,032,674,810
Initial Cost to Company, Building & Fixtures	3,462,322,537
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	271,843,727
Gross Amount Carried at close of period 12/31/2010, Land	1,032,674,810
Investment in Real Estate, Gross	3,734,166,264
Total	4,766,841,074
Accumulated Depreciation	(927,449,585)
Investment in Real Estate Net	3,839,391,489
Encumbrances	0
929 House [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	1975
Units	127
Initial Cost to Company, Land	3,252,993
Initial Cost to Company, Building & Fixtures	21,745,595
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,566,918
Gross Amount Carried at close of period 12/31/2010, Land	3,252,993
Investment in Real Estate, Gross	25,312,513
Total	28,565,506
Accumulated Depreciation	(8,793,649)
Investment in Real Estate Net	19,771,857
Encumbrances	3,127,368
Academy Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	North Hollywood, CA
Date of Construction	1989
Units	248
Initial Cost to Company, Land	25,000,000
Initial Cost to Company, Building & Fixtures	23,593,194
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,625,415
Gross Amount Carried at close of period 12/31/2010, Land	25,000,000
Investment in Real Estate, Gross	29,218,609
Total	54,218,609
Accumulated Depreciation	(8,156,301)
Investment in Real Estate Net	46,062,308
Encumbrances	20,000,000
Acton Courtyard [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2003
Units	71
Initial Cost to Company, Land	4,915,000
Initial Cost to Company, Building & Fixtures	14,006,480
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	47,532
Gross Amount Carried at close of period 12/31/2010, Land	4,915,000
Investment in Real Estate, Gross	14,054,012
Total	18,969,012
Accumulated Depreciation	(2,404,147)
Investment in Real Estate Net	16,564,865
Encumbrances	9,920,000
Alexander on Ponce [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2003
Units	330
Initial Cost to Company, Land	9,900,000
Initial Cost to Company, Building & Fixtures	35,819,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,536,364
Gross Amount Carried at close of period 12/31/2010, Land	9,900,000
Investment in Real Estate, Gross	37,355,386
Total	47,255,386
Accumulated Depreciation	(7,841,992)
Investment in Real Estate Net	39,413,394
Encumbrances	28,880,000
Amberton [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manassas, VA
Date of Construction	1986
Units	190
Initial Cost to Company, Land	900,600
Initial Cost to Company, Building & Fixtures	11,921,815
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,382,260
Gross Amount Carried at close of period 12/31/2010, Land	900,600
Investment in Real Estate, Gross	14,304,075
Total	15,204,675
Accumulated Depreciation	(7,208,538)
Investment in Real Estate Net	7,996,137
Encumbrances	10,705,000
Artech Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2002
Units	21
Initial Cost to Company, Land	1,261,000
Initial Cost to Company, Building & Fixtures	7,051,037
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	81,922
Gross Amount Carried at close of period 12/31/2010, Land	1,261,000
Investment in Real Estate, Gross	7,132,959
Total	8,393,959
Accumulated Depreciation	(1,073,245)
Investment in Real Estate Net	7,320,714
Encumbrances	3,200,000
Artisan Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Northridge, CA
Date of Construction	2002
Units	140
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	20,537,359
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	682,979
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	21,220,338
Total	28,220,338
Accumulated Depreciation	(6,051,603)
Investment in Real Estate Net	22,168,735
Encumbrances	22,779,715
Avanti [Member]
Real Estates and Accumulated Depreciation
Description of Location	Anaheim, CA
Date of Construction	1987
Units	162
Initial Cost to Company, Land	12,960,000
Initial Cost to Company, Building & Fixtures	18,495,974
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	964,319
Gross Amount Carried at close of period 12/31/2010, Land	12,960,000
Investment in Real Estate, Gross	19,460,293
Total	32,420,293
Accumulated Depreciation	(3,891,328)
Investment in Real Estate Net	28,528,965
Encumbrances	19,850,000
Azure Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	2001
Units	160
Initial Cost to Company, Land	8,778,000
Initial Cost to Company, Building & Fixtures	17,840,790
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	693,669
Gross Amount Carried at close of period 12/31/2010, Land	8,778,000
Investment in Real Estate, Gross	18,534,459
Total	27,312,459
Accumulated Depreciation	(4,592,450)
Investment in Real Estate Net	22,720,009
Encumbrances	9,329,362
Bachenheimer Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	44
Initial Cost to Company, Land	3,203,000
Initial Cost to Company, Building & Fixtures	12,925,302
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	37,636
Gross Amount Carried at close of period 12/31/2010, Land	3,203,000
Investment in Real Estate, Gross	12,962,938
Total	16,165,938
Accumulated Depreciation	(2,027,723)
Investment in Real Estate Net	14,138,215
Encumbrances	8,585,000
Bella Vista Apartments at Boca Del Mar [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boca Raton, FL
Date of Construction	1985
Units	392
Initial Cost to Company, Land	11,760,000
Initial Cost to Company, Building & Fixtures	20,190,252
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,198,940
Gross Amount Carried at close of period 12/31/2010, Land	11,760,000
Investment in Real Estate, Gross	33,389,192
Total	45,149,192
Accumulated Depreciation	(12,920,478)
Investment in Real Estate Net	32,228,714
Encumbrances	26,134,010
Berkeleyan [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	1998
Units	56
Initial Cost to Company, Land	4,184,000
Initial Cost to Company, Building & Fixtures	15,323,273
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	257,977
Gross Amount Carried at close of period 12/31/2010, Land	4,184,000
Investment in Real Estate, Gross	15,581,250
Total	19,765,250
Accumulated Depreciation	(2,475,257)
Investment in Real Estate Net	17,289,993
Encumbrances	8,290,000
Bradley Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1999
Units	155
Initial Cost to Company, Land	3,813,000
Initial Cost to Company, Building & Fixtures	18,313,645
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	372,560
Gross Amount Carried at close of period 12/31/2010, Land	3,813,000
Investment in Real Estate, Gross	18,686,205
Total	22,499,205
Accumulated Depreciation	(4,746,251)
Investment in Real Estate Net	17,752,954
Encumbrances	11,232,179
Briarwood (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunnyvale, CA
Date of Construction	1985
Units	192
Initial Cost to Company, Land	9,991,500
Initial Cost to Company, Building & Fixtures	22,247,278
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,387,191
Gross Amount Carried at close of period 12/31/2010, Land	9,991,500
Investment in Real Estate, Gross	23,634,469
Total	33,625,969
Accumulated Depreciation	(10,051,625)
Investment in Real Estate Net	23,574,344
Encumbrances	12,800,000
Canterbury [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1986
Units	544
Initial Cost to Company, Land	2,781,300
Initial Cost to Company, Building & Fixtures	32,942,531
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,719,435
Gross Amount Carried at close of period 12/31/2010, Land	2,781,300
Investment in Real Estate, Gross	46,661,966
Total	49,443,266
Accumulated Depreciation	(24,071,353)
Investment in Real Estate Net	25,371,913
Encumbrances	31,680,000
Cape House I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1998
Units	240
Initial Cost to Company, Land	4,800,000
Initial Cost to Company, Building & Fixtures	22,484,240
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	404,423
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Investment in Real Estate, Gross	22,888,663
Total	27,688,663
Accumulated Depreciation	(4,175,860)
Investment in Real Estate Net	23,512,803
Encumbrances	13,797,793
Cape House II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1998
Units	240
Initial Cost to Company, Land	4,800,000
Initial Cost to Company, Building & Fixtures	22,229,836
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,656,350
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Investment in Real Estate, Gross	23,886,186
Total	28,686,186
Accumulated Depreciation	(4,410,297)
Investment in Real Estate Net	24,275,889
Encumbrances	13,374,226
Cascade at Landmark [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	1990
Units	277
Initial Cost to Company, Land	3,603,400
Initial Cost to Company, Building & Fixtures	19,657,554
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,687,475
Gross Amount Carried at close of period 12/31/2010, Land	3,603,400
Investment in Real Estate, Gross	26,345,029
Total	29,948,429
Accumulated Depreciation	(12,528,925)
Investment in Real Estate Net	17,419,504
Encumbrances	31,921,089
Cedar Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Reading, MA
Date of Construction	1980
Units	114
Initial Cost to Company, Land	1,248,505
Initial Cost to Company, Building & Fixtures	8,346,003
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,219,187
Gross Amount Carried at close of period 12/31/2010, Land	1,248,505
Investment in Real Estate, Gross	9,565,190
Total	10,813,695
Accumulated Depreciation	(3,631,426)
Investment in Real Estate Net	7,182,269
Encumbrances	0
Centennial Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2001
Units	187
Initial Cost to Company, Land	3,731,600
Initial Cost to Company, Building & Fixtures	20,931,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	347,068
Gross Amount Carried at close of period 12/31/2010, Land	3,731,600
Investment in Real Estate, Gross	21,278,854
Total	25,010,454
Accumulated Depreciation	(4,774,128)
Investment in Real Estate Net	20,236,326
Encumbrances	15,699,001
Centennial Tower [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	1991
Units	221
Initial Cost to Company, Land	5,660,460
Initial Cost to Company, Building & Fixtures	46,856,499
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,604,985
Gross Amount Carried at close of period 12/31/2010, Land	5,660,460
Investment in Real Estate, Gross	48,461,484
Total	54,121,944
Accumulated Depreciation	(10,546,828)
Investment in Real Estate Net	43,575,116
Encumbrances	25,476,611
Chestnut Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Abington, MA
Date of Construction	1983
Units	130
Initial Cost to Company, Land	1,178,965
Initial Cost to Company, Building & Fixtures	7,881,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	791,361
Gross Amount Carried at close of period 12/31/2010, Land	1,178,965
Investment in Real Estate, Gross	8,672,500
Total	9,851,465
Accumulated Depreciation	(3,267,195)
Investment in Real Estate Net	6,584,270
Encumbrances	1,190,632
Chickasaw Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1986
Units	292
Initial Cost to Company, Land	2,044,000
Initial Cost to Company, Building & Fixtures	12,366,832
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,728,521
Gross Amount Carried at close of period 12/31/2010, Land	2,044,000
Investment in Real Estate, Gross	14,095,353
Total	16,139,353
Accumulated Depreciation	(6,375,471)
Investment in Real Estate Net	9,763,882
Encumbrances	0
Church Corner [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	1987
Units	85
Initial Cost to Company, Land	5,100,000
Initial Cost to Company, Building & Fixtures	16,304,643
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,138,469
Gross Amount Carried at close of period 12/31/2010, Land	5,100,000
Investment in Real Estate, Gross	17,443,112
Total	22,543,112
Accumulated Depreciation	(3,974,097)
Investment in Real Estate Net	18,569,015
Encumbrances	12,000,000
Conway Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Roslindale, MA
Date of Construction	1920
Units	28
Initial Cost to Company, Land	101,451
Initial Cost to Company, Building & Fixtures	710,524
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	210,547
Gross Amount Carried at close of period 12/31/2010, Land	101,451
Investment in Real Estate, Gross	921,071
Total	1,022,522
Accumulated Depreciation	(383,383)
Investment in Real Estate Net	639,139
Encumbrances	268,099
Country Club Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1997
Units	555
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	41,055,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,932,824
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	44,988,610
Total	59,988,610
Accumulated Depreciation	(10,836,699)
Investment in Real Estate Net	49,151,911
Encumbrances	32,239,422
EDS Dulles [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	18,875,631
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,875,631
Investment in Real Estate, Gross	0
Total	18,875,631
Accumulated Depreciation	0
Investment in Real Estate Net	18,875,631
Encumbrances	17,697,033
Fairfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stamford, CT (G)
Date of Construction	1996
Units	263
Initial Cost to Company, Land	6,510,200
Initial Cost to Company, Building & Fixtures	39,690,120
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,735,817
Gross Amount Carried at close of period 12/31/2010, Land	6,510,200
Investment in Real Estate, Gross	44,425,937
Total	50,936,137
Accumulated Depreciation	(19,315,633)
Investment in Real Estate Net	31,620,504
Encumbrances	34,595,000
Fine Arts Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	100
Initial Cost to Company, Land	7,213,000
Initial Cost to Company, Building & Fixtures	24,436,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	51,230
Gross Amount Carried at close of period 12/31/2010, Land	7,213,000
Investment in Real Estate, Gross	24,487,565
Total	31,700,565
Accumulated Depreciation	(3,984,282)
Investment in Real Estate Net	27,716,283
Encumbrances	16,215,000
Gaia Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2000
Units	91
Initial Cost to Company, Land	6,664,000
Initial Cost to Company, Building & Fixtures	24,027,272
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	76,061
Gross Amount Carried at close of period 12/31/2010, Land	6,664,000
Investment in Real Estate, Gross	24,103,333
Total	30,767,333
Accumulated Depreciation	(3,873,704)
Investment in Real Estate Net	26,893,629
Encumbrances	14,630,000
Gateway at Malden Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Malden, MA (G)
Date of Construction	1988
Units	203
Initial Cost to Company, Land	8,120,000
Initial Cost to Company, Building & Fixtures	24,590,446
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,431,969
Gross Amount Carried at close of period 12/31/2010, Land	8,120,000
Investment in Real Estate, Gross	32,022,415
Total	40,142,415
Accumulated Depreciation	(9,807,442)
Investment in Real Estate Net	30,334,973
Encumbrances	14,970,000
Geary Court Yard [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Francisco, CA
Date of Construction	1990
Units	164
Initial Cost to Company, Land	1,722,400
Initial Cost to Company, Building & Fixtures	15,471,429
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,853,426
Gross Amount Carried at close of period 12/31/2010, Land	1,722,400
Investment in Real Estate, Gross	17,324,855
Total	19,047,255
Accumulated Depreciation	(8,120,153)
Investment in Real Estate Net	10,927,102
Encumbrances	19,062,374
Glen Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellesley, MA
Date of Construction	1979
Units	125
Initial Cost to Company, Land	1,344,601
Initial Cost to Company, Building & Fixtures	8,988,383
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,068,425
Gross Amount Carried at close of period 12/31/2010, Land	1,344,601
Investment in Real Estate, Gross	10,056,808
Total	11,401,409
Accumulated Depreciation	(3,765,895)
Investment in Real Estate Net	7,635,514
Encumbrances	0
Glen Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Franklin, MA
Date of Construction	1971
Units	288
Initial Cost to Company, Land	2,339,330
Initial Cost to Company, Building & Fixtures	16,133,588
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,482,656
Gross Amount Carried at close of period 12/31/2010, Land	2,339,330
Investment in Real Estate, Gross	19,616,244
Total	21,955,574
Accumulated Depreciation	(7,875,523)
Investment in Real Estate Net	14,080,051
Encumbrances	683,247
Gosnold Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	East Falmouth, MA
Date of Construction	1978
Units	33
Initial Cost to Company, Land	124,296
Initial Cost to Company, Building & Fixtures	830,891
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	327,133
Gross Amount Carried at close of period 12/31/2010, Land	124,296
Investment in Real Estate, Gross	1,158,024
Total	1,282,320
Accumulated Depreciation	(498,711)
Investment in Real Estate Net	783,609
Encumbrances	376,207
Grandeville at River Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	2002
Units	280
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	23,114,693
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,497,796
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	24,612,489
Total	30,612,489
Accumulated Depreciation	(6,644,237)
Investment in Real Estate Net	23,968,252
Encumbrances	28,890,000
Greenhaven [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1983
Units	250
Initial Cost to Company, Land	7,507,000
Initial Cost to Company, Building & Fixtures	15,210,399
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,954,342
Gross Amount Carried at close of period 12/31/2010, Land	7,507,000
Investment in Real Estate, Gross	18,164,741
Total	25,671,741
Accumulated Depreciation	(8,259,369)
Investment in Real Estate Net	17,412,372
Encumbrances	10,975,000
Greenhouse - Frey Road [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kennesaw, GA
Date of Construction	1985
Units	489
Initial Cost to Company, Land	2,467,200
Initial Cost to Company, Building & Fixtures	22,187,443
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,875,423
Gross Amount Carried at close of period 12/31/2010, Land	2,467,200
Investment in Real Estate, Gross	27,062,866
Total	29,530,066
Accumulated Depreciation	(15,906,447)
Investment in Real Estate Net	13,623,619
Encumbrances	19,700,000
Hampshire Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1989
Units	259
Initial Cost to Company, Land	10,806,000
Initial Cost to Company, Building & Fixtures	30,335,330
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,843,616
Gross Amount Carried at close of period 12/31/2010, Land	10,806,000
Investment in Real Estate, Gross	32,178,946
Total	42,984,946
Accumulated Depreciation	(7,837,326)
Investment in Real Estate Net	35,147,620
Encumbrances	16,072,062
Harbor Steps [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2000
Units	730
Initial Cost to Company, Land	53,748,000
Initial Cost to Company, Building & Fixtures	142,592,275
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,288,861
Gross Amount Carried at close of period 12/31/2010, Land	53,748,000
Investment in Real Estate, Gross	146,881,136
Total	200,629,136
Accumulated Depreciation	(29,182,015)
Investment in Real Estate Net	171,447,121
Encumbrances	127,056,800
Hathaway [Member]
Real Estates and Accumulated Depreciation
Description of Location	Long Beach, CA
Date of Construction	1987
Units	385
Initial Cost to Company, Land	2,512,500
Initial Cost to Company, Building & Fixtures	22,611,912
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,344,183
Gross Amount Carried at close of period 12/31/2010, Land	2,512,500
Investment in Real Estate, Gross	28,956,095
Total	31,468,595
Accumulated Depreciation	(15,451,593)
Investment in Real Estate Net	16,017,002
Encumbrances	46,517,800
Heights on Capitol Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2006
Units	104
Initial Cost to Company, Land	4,808,000
Initial Cost to Company, Building & Fixtures	18,743,028
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	46,412
Gross Amount Carried at close of period 12/31/2010, Land	4,808,000
Investment in Real Estate, Gross	18,789,440
Total	23,597,440
Accumulated Depreciation	(3,411,382)
Investment in Real Estate Net	20,186,058
Encumbrances	19,320,000
Heritage at Stone Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Burlington, MA
Date of Construction	2005
Units	180
Initial Cost to Company, Land	10,800,000
Initial Cost to Company, Building & Fixtures	31,808,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	600,871
Gross Amount Carried at close of period 12/31/2010, Land	10,800,000
Investment in Real Estate, Gross	32,409,206
Total	43,209,206
Accumulated Depreciation	(6,929,123)
Investment in Real Estate Net	36,280,083
Encumbrances	28,220,700
Heritage Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sturbridge, MA
Date of Construction	1974
Units	130
Initial Cost to Company, Land	835,313
Initial Cost to Company, Building & Fixtures	5,583,898
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,128,583
Gross Amount Carried at close of period 12/31/2010, Land	835,313
Investment in Real Estate, Gross	6,712,481
Total	7,547,794
Accumulated Depreciation	(2,776,625)
Investment in Real Estate Net	4,771,169
Encumbrances	394,461
Highlands at Cherry Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cherry Hills, NJ
Date of Construction	2002
Units	170
Initial Cost to Company, Land	6,800,000
Initial Cost to Company, Building & Fixtures	21,459,108
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	575,677
Gross Amount Carried at close of period 12/31/2010, Land	6,800,000
Investment in Real Estate, Gross	22,034,785
Total	28,834,785
Accumulated Depreciation	(4,690,187)
Investment in Real Estate Net	24,144,598
Encumbrances	15,083,713
Highlands at South Plainfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	South Plainfield, NJ
Date of Construction	2000
Units	252
Initial Cost to Company, Land	10,080,000
Initial Cost to Company, Building & Fixtures	37,526,912
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	709,995
Gross Amount Carried at close of period 12/31/2010, Land	10,080,000
Investment in Real Estate, Gross	38,236,907
Total	48,316,907
Accumulated Depreciation	(7,594,155)
Investment in Real Estate Net	40,722,752
Encumbrances	21,144,601
Ivory Wood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bothell, WA
Date of Construction	2000
Units	144
Initial Cost to Company, Land	2,732,800
Initial Cost to Company, Building & Fixtures	13,888,282
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	532,188
Gross Amount Carried at close of period 12/31/2010, Land	2,732,800
Investment in Real Estate, Gross	14,420,470
Total	17,153,270
Accumulated Depreciation	(3,667,991)
Investment in Real Estate Net	13,485,279
Encumbrances	8,020,000
Jaclen Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beverly, MA
Date of Construction	1976
Units	100
Initial Cost to Company, Land	437,072
Initial Cost to Company, Building & Fixtures	2,921,735
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,095,359
Gross Amount Carried at close of period 12/31/2010, Land	437,072
Investment in Real Estate, Gross	4,017,094
Total	4,454,166
Accumulated Depreciation	(1,786,730)
Investment in Real Estate Net	2,667,436
Encumbrances	1,240,236
Kelvin Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Irvine, CA
Date of Construction	2008
Units	132
Initial Cost to Company, Land	10,752,145
Initial Cost to Company, Building & Fixtures	34,628,115
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,853
Gross Amount Carried at close of period 12/31/2010, Land	10,752,145
Investment in Real Estate, Gross	34,635,968
Total	45,388,113
Accumulated Depreciation	(3,139,857)
Investment in Real Estate Net	42,248,256
Encumbrances	28,260,000
La Terrazza at Colma Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Colma, CA (G)
Date of Construction	2005
Units	153
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	39,784,346
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	450,286
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	40,234,632
Total	40,234,632
Accumulated Depreciation	(6,138,164)
Investment in Real Estate Net	34,096,468
Encumbrances	25,940,000
LaSalle [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR (G)
Date of Construction	1998
Units	554
Initial Cost to Company, Land	7,202,000
Initial Cost to Company, Building & Fixtures	35,352,612
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,234,706
Gross Amount Carried at close of period 12/31/2010, Land	7,202,000
Investment in Real Estate, Gross	37,587,318
Total	44,789,318
Accumulated Depreciation	(11,686,460)
Investment in Real Estate Net	33,102,858
Encumbrances	28,630,670
Liberty Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Brain Tree, MA
Date of Construction	2000
Units	202
Initial Cost to Company, Land	5,977,504
Initial Cost to Company, Building & Fixtures	26,749,111
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,887,054
Gross Amount Carried at close of period 12/31/2010, Land	5,977,504
Investment in Real Estate, Gross	28,636,165
Total	34,613,669
Accumulated Depreciation	(8,310,684)
Investment in Real Estate Net	26,302,985
Encumbrances	24,980,280
Longfellow Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sudbury, MA
Date of Construction	1984
Units	120
Initial Cost to Company, Land	1,094,273
Initial Cost to Company, Building & Fixtures	7,314,994
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,462,996
Gross Amount Carried at close of period 12/31/2010, Land	1,094,273
Investment in Real Estate, Gross	9,777,990
Total	10,872,263
Accumulated Depreciation	(4,177,089)
Investment in Real Estate Net	6,695,174
Encumbrances	2,170,417
Longview Places [Member]
Real Estates and Accumulated Depreciation
Description of Location	Waltham, MA
Date of Construction	2004
Units	348
Initial Cost to Company, Land	20,880,000
Initial Cost to Company, Building & Fixtures	90,255,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,125,156
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Investment in Real Estate, Gross	91,380,665
Total	112,260,665
Accumulated Depreciation	(17,577,455)
Investment in Real Estate Net	94,683,210
Encumbrances	57,029,000
Marks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Englewood, CO (G)
Date of Construction	1987
Units	616
Initial Cost to Company, Land	4,928,500
Initial Cost to Company, Building & Fixtures	44,621,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,638,866
Gross Amount Carried at close of period 12/31/2010, Land	4,928,500
Investment in Real Estate, Gross	52,260,680
Total	57,189,180
Accumulated Depreciation	(24,338,122)
Investment in Real Estate Net	32,851,058
Encumbrances	19,195,000
Metro on First [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2002
Units	102
Initial Cost to Company, Land	8,227,000
Initial Cost to Company, Building & Fixtures	11,764,981
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	249,785
Gross Amount Carried at close of period 12/31/2010, Land	8,227,000
Investment in Real Estate, Gross	12,014,766
Total	20,241,766
Accumulated Depreciation	(2,565,041)
Investment in Real Estate Net	17,676,725
Encumbrances	16,650,000
Mill Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Milpitas, CA
Date of Construction	1991
Units	516
Initial Cost to Company, Land	12,858,693
Initial Cost to Company, Building & Fixtures	57,168,503
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,343,144
Gross Amount Carried at close of period 12/31/2010, Land	12,858,693
Investment in Real Estate, Gross	59,511,647
Total	72,370,340
Accumulated Depreciation	(16,586,027)
Investment in Real Estate Net	55,784,313
Encumbrances	69,312,259
Missions at Sunbow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chula Vista, CA
Date of Construction	2003
Units	336
Initial Cost to Company, Land	28,560,000
Initial Cost to Company, Building & Fixtures	59,287,595
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,126,402
Gross Amount Carried at close of period 12/31/2010, Land	28,560,000
Investment in Real Estate, Gross	60,413,997
Total	88,973,997
Accumulated Depreciation	(14,157,638)
Investment in Real Estate Net	74,816,359
Encumbrances	55,091,000
Monte Viejo [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoneix, AZ
Date of Construction	2004
Units	480
Initial Cost to Company, Land	12,700,000
Initial Cost to Company, Building & Fixtures	45,926,784
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	928,245
Gross Amount Carried at close of period 12/31/2010, Land	12,700,000
Investment in Real Estate, Gross	46,855,029
Total	59,555,029
Accumulated Depreciation	(10,627,735)
Investment in Real Estate Net	48,927,294
Encumbrances	41,022,308
Montierra [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1999
Units	249
Initial Cost to Company, Land	3,455,000
Initial Cost to Company, Building & Fixtures	17,266,787
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,415,552
Gross Amount Carried at close of period 12/31/2010, Land	3,455,000
Investment in Real Estate, Gross	18,682,339
Total	22,137,339
Accumulated Depreciation	(7,689,619)
Investment in Real Estate Net	14,447,720
Encumbrances	17,858,854
Mosaic at Metro [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hyattsville, MD
Date of Construction	2008
Units	260
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	59,639,500
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	36,388
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	59,675,888
Total	59,675,888
Accumulated Depreciation	(3,523,996)
Investment in Real Estate Net	56,151,892
Encumbrances	45,141,108
Mountain Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stevenson Ranch, CA
Date of Construction	1992
Units	510
Initial Cost to Company, Land	3,966,500
Initial Cost to Company, Building & Fixtures	35,814,995
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,451,272
Gross Amount Carried at close of period 12/31/2010, Land	3,966,500
Investment in Real Estate, Gross	47,266,267
Total	51,232,767
Accumulated Depreciation	(20,840,909)
Investment in Real Estate Net	30,391,858
Encumbrances	57,428,472
Mozaic at Union Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	2007
Units	272
Initial Cost to Company, Land	8,500,000
Initial Cost to Company, Building & Fixtures	53,033,270
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	639,878
Gross Amount Carried at close of period 12/31/2010, Land	8,500,000
Investment in Real Estate, Gross	53,673,148
Total	62,173,148
Accumulated Depreciation	(8,406,811)
Investment in Real Estate Net	53,766,337
Encumbrances	0
Noonan Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winchester, MA
Date of Construction	1983
Units	18
Initial Cost to Company, Land	151,344
Initial Cost to Company, Building & Fixtures	1,011,700
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	392,057
Gross Amount Carried at close of period 12/31/2010, Land	151,344
Investment in Real Estate, Gross	1,403,757
Total	1,555,101
Accumulated Depreciation	(600,978)
Investment in Real Estate Net	954,123
Encumbrances	132,946
North Pier at Harborside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ (J)
Date of Construction	2003
Units	297
Initial Cost to Company, Land	4,000,159
Initial Cost to Company, Building & Fixtures	94,348,092
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,640,724
Gross Amount Carried at close of period 12/31/2010, Land	4,000,159
Investment in Real Estate, Gross	95,988,816
Total	99,988,975
Accumulated Depreciation	(21,481,443)
Investment in Real Estate Net	78,507,532
Encumbrances	76,862,000
Norton Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Norton, MA
Date of Construction	1983
Units	150
Initial Cost to Company, Land	1,012,556
Initial Cost to Company, Building & Fixtures	6,768,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,580,831
Gross Amount Carried at close of period 12/31/2010, Land	1,012,556
Investment in Real Estate, Gross	10,349,558
Total	11,362,114
Accumulated Depreciation	(4,427,088)
Investment in Real Estate Net	6,935,026
Encumbrances	1,783,476
Oak Mill I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1984
Units	208
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	13,155,522
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,222,374
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	20,377,896
Total	30,377,896
Accumulated Depreciation	(5,955,672)
Investment in Real Estate Net	24,422,224
Encumbrances	12,590,515
Oak Mill II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1985
Units	192
Initial Cost to Company, Land	854,133
Initial Cost to Company, Building & Fixtures	10,233,947
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,802,939
Gross Amount Carried at close of period 12/31/2010, Land	854,133
Investment in Real Estate, Gross	16,036,886
Total	16,891,019
Accumulated Depreciation	(8,261,472)
Investment in Real Estate Net	8,629,547
Encumbrances	9,600,000
Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Santa Clarita, CA
Date of Construction	2000
Units	520
Initial Cost to Company, Land	23,400,000
Initial Cost to Company, Building & Fixtures	61,020,438
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,579,722
Gross Amount Carried at close of period 12/31/2010, Land	23,400,000
Investment in Real Estate, Gross	63,600,160
Total	87,000,160
Accumulated Depreciation	(17,391,310)
Investment in Real Estate Net	69,608,850
Encumbrances	41,367,405
Old Mill Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Maynard, MA
Date of Construction	1983
Units	50
Initial Cost to Company, Land	396,756
Initial Cost to Company, Building & Fixtures	2,652,233
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	523,716
Gross Amount Carried at close of period 12/31/2010, Land	396,756
Investment in Real Estate, Gross	3,175,949
Total	3,572,705
Accumulated Depreciation	(1,275,350)
Investment in Real Estate Net	2,297,355
Encumbrances	812,217
Palladia [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	2000
Units	497
Initial Cost to Company, Land	6,461,000
Initial Cost to Company, Building & Fixtures	44,888,156
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,452,131
Gross Amount Carried at close of period 12/31/2010, Land	6,461,000
Investment in Real Estate, Gross	46,340,287
Total	52,801,287
Accumulated Depreciation	(15,277,924)
Investment in Real Estate Net	37,523,363
Encumbrances	40,546,418
Parc East Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1977
Units	324
Initial Cost to Company, Land	98,383,000
Initial Cost to Company, Building & Fixtures	104,969,996
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,960,856
Gross Amount Carried at close of period 12/31/2010, Land	98,383,000
Investment in Real Estate, Gross	109,930,852
Total	208,313,852
Accumulated Depreciation	(16,533,925)
Investment in Real Estate Net	191,779,927
Encumbrances	17,569,228
Parkfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2000
Units	476
Initial Cost to Company, Land	8,330,000
Initial Cost to Company, Building & Fixtures	28,667,618
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,009,183
Gross Amount Carried at close of period 12/31/2010, Land	8,330,000
Investment in Real Estate, Gross	30,676,801
Total	39,006,801
Accumulated Depreciation	(10,956,149)
Investment in Real Estate Net	28,050,652
Encumbrances	23,275,000
Reserve at Fairfax Corners [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	2001
Units	652
Initial Cost to Company, Land	15,804,057
Initial Cost to Company, Building & Fixtures	63,129,051
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,463,353
Gross Amount Carried at close of period 12/31/2010, Land	15,804,057
Investment in Real Estate, Gross	65,592,404
Total	81,396,461
Accumulated Depreciation	(19,354,137)
Investment in Real Estate Net	62,042,324
Encumbrances	84,778,876
Reserve at Potomac Yard [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	588
Initial Cost to Company, Land	11,918,917
Initial Cost to Company, Building & Fixtures	68,976,484
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,450,651
Gross Amount Carried at close of period 12/31/2010, Land	11,918,917
Investment in Real Estate, Gross	71,427,135
Total	83,346,052
Accumulated Depreciation	(17,135,410)
Investment in Real Estate Net	66,210,642
Encumbrances	66,470,000
Reserve at Town Center (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2001
Units	389
Initial Cost to Company, Land	10,369,400
Initial Cost to Company, Building & Fixtures	41,172,081
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,350,848
Gross Amount Carried at close of period 12/31/2010, Land	10,369,400
Investment in Real Estate, Gross	42,522,929
Total	52,892,329
Accumulated Depreciation	(10,489,449)
Investment in Real Estate Net	42,402,880
Encumbrances	29,160,000
River Pointe at Den Rock Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lawrence, MA
Date of Construction	2000
Units	174
Initial Cost to Company, Land	4,615,702
Initial Cost to Company, Building & Fixtures	18,440,147
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,099,313
Gross Amount Carried at close of period 12/31/2010, Land	4,615,702
Investment in Real Estate, Gross	19,539,460
Total	24,155,162
Accumulated Depreciation	(5,903,425)
Investment in Real Estate Net	18,251,737
Encumbrances	18,100,000
Rockingham Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	West Roxbury, MA
Date of Construction	1974
Units	143
Initial Cost to Company, Land	1,124,217
Initial Cost to Company, Building & Fixtures	7,515,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,491,183
Gross Amount Carried at close of period 12/31/2010, Land	1,124,217
Investment in Real Estate, Gross	9,006,343
Total	10,130,560
Accumulated Depreciation	(3,654,479)
Investment in Real Estate Net	6,476,081
Encumbrances	1,478,806
Rolling Green (Amherst) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Amherst, MA
Date of Construction	1970
Units	204
Initial Cost to Company, Land	1,340,702
Initial Cost to Company, Building & Fixtures	8,962,317
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,225,186
Gross Amount Carried at close of period 12/31/2010, Land	1,340,702
Investment in Real Estate, Gross	12,187,503
Total	13,528,205
Accumulated Depreciation	(5,144,381)
Investment in Real Estate Net	8,383,824
Encumbrances	2,283,896
Rolling Green (Milford) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Milford, MA
Date of Construction	1970
Units	304
Initial Cost to Company, Land	2,012,350
Initial Cost to Company, Building & Fixtures	13,452,150
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,559,813
Gross Amount Carried at close of period 12/31/2010, Land	2,012,350
Investment in Real Estate, Gross	17,011,963
Total	19,024,313
Accumulated Depreciation	(7,106,159)
Investment in Real Estate Net	11,918,154
Encumbrances	4,768,771
San Marcos Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1995
Units	320
Initial Cost to Company, Land	20,000,000
Initial Cost to Company, Building & Fixtures	31,261,609
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,643
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Investment in Real Estate, Gross	32,603,252
Total	52,603,252
Accumulated Depreciation	(6,863,313)
Investment in Real Estate Net	45,739,939
Encumbrances	32,900,000
Savannah Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1991
Units	466
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	30,263,310
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,025,714
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	34,289,024
Total	41,289,024
Accumulated Depreciation	(11,249,728)
Investment in Real Estate Net	30,039,296
Encumbrances	36,610,000
Savannah Midtown [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2000
Units	322
Initial Cost to Company, Land	7,209,873
Initial Cost to Company, Building & Fixtures	29,433,507
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,500,499
Gross Amount Carried at close of period 12/31/2010, Land	7,209,873
Investment in Real Estate, Gross	31,934,006
Total	39,143,879
Accumulated Depreciation	(8,204,636)
Investment in Real Estate Net	30,939,243
Encumbrances	17,800,000
Skyline Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Falls Church, VA (G)
Date of Construction	1971
Units	939
Initial Cost to Company, Land	77,894,700
Initial Cost to Company, Building & Fixtures	90,392,125
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	27,842,176
Gross Amount Carried at close of period 12/31/2010, Land	77,894,700
Investment in Real Estate, Gross	118,234,301
Total	196,129,001
Accumulated Depreciation	(29,003,679)
Investment in Real Estate Net	167,125,322
Encumbrances	25,590,230
Sonata at Cherry Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1999
Units	183
Initial Cost to Company, Land	5,490,000
Initial Cost to Company, Building & Fixtures	18,130,479
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,150,504
Gross Amount Carried at close of period 12/31/2010, Land	5,490,000
Investment in Real Estate, Gross	19,280,983
Total	24,770,983
Accumulated Depreciation	(6,774,997)
Investment in Real Estate Net	17,995,986
Encumbrances	19,190,000
South Winds [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fall River, MA
Date of Construction	1971
Units	404
Initial Cost to Company, Land	2,481,821
Initial Cost to Company, Building & Fixtures	16,780,359
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,542,117
Gross Amount Carried at close of period 12/31/2010, Land	2,481,821
Investment in Real Estate, Gross	20,322,476
Total	22,804,297
Accumulated Depreciation	(8,474,469)
Investment in Real Estate Net	14,329,828
Encumbrances	4,567,966
Stoneleigh at Deerfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alpharetta, GA
Date of Construction	2003
Units	370
Initial Cost to Company, Land	4,810,000
Initial Cost to Company, Building & Fixtures	29,999,596
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	854,238
Gross Amount Carried at close of period 12/31/2010, Land	4,810,000
Investment in Real Estate, Gross	30,853,834
Total	35,663,834
Accumulated Depreciation	(7,387,320)
Investment in Real Estate Net	28,276,514
Encumbrances	16,800,000
Stoney Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dale City, VA
Date of Construction	1985
Units	264
Initial Cost to Company, Land	8,000,000
Initial Cost to Company, Building & Fixtures	24,147,091
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,260,173
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Investment in Real Estate, Gross	29,407,264
Total	37,407,264
Accumulated Depreciation	(7,550,222)
Investment in Real Estate Net	29,857,042
Encumbrances	15,232,705
Stonybrook [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	2001
Units	264
Initial Cost to Company, Land	10,500,000
Initial Cost to Company, Building & Fixtures	24,967,638
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	925,906
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Investment in Real Estate, Gross	25,893,544
Total	36,393,544
Accumulated Depreciation	(5,974,457)
Investment in Real Estate Net	30,419,087
Encumbrances	21,117,334
Summerhill Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Maynard, MA
Date of Construction	1980
Units	120
Initial Cost to Company, Land	415,812
Initial Cost to Company, Building & Fixtures	3,000,816
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	748,968
Gross Amount Carried at close of period 12/31/2010, Land	415,812
Investment in Real Estate, Gross	3,749,784
Total	4,165,596
Accumulated Depreciation	(1,579,832)
Investment in Real Estate Net	2,585,764
Encumbrances	1,205,126
Summerset Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chatsworth, CA
Date of Construction	1985
Units	280
Initial Cost to Company, Land	2,890,450
Initial Cost to Company, Building & Fixtures	23,670,889
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,768,002
Gross Amount Carried at close of period 12/31/2010, Land	2,890,450
Investment in Real Estate, Gross	27,438,891
Total	30,329,341
Accumulated Depreciation	(13,387,375)
Investment in Real Estate Net	16,941,966
Encumbrances	38,039,912
Talleyrand [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tarrytown, NY (I)
Date of Construction	1997-1998
Units	300
Initial Cost to Company, Land	12,000,000
Initial Cost to Company, Building & Fixtures	49,838,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,677,868
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Investment in Real Estate, Gross	53,516,028
Total	65,516,028
Accumulated Depreciation	(17,359,571)
Investment in Real Estate Net	48,156,457
Encumbrances	35,000,000
Tanglewood VA [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manassas, VA
Date of Construction	1987
Units	432
Initial Cost to Company, Land	2,108,295
Initial Cost to Company, Building & Fixtures	24,619,495
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,416,843
Gross Amount Carried at close of period 12/31/2010, Land	2,108,295
Investment in Real Estate, Gross	33,036,338
Total	35,144,633
Accumulated Depreciation	(17,714,297)
Investment in Real Estate Net	17,430,336
Encumbrances	25,110,000
Teresina [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chula Vista, CA
Date of Construction	2000
Units	440
Initial Cost to Company, Land	28,600,000
Initial Cost to Company, Building & Fixtures	61,916,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,725,317
Gross Amount Carried at close of period 12/31/2010, Land	28,600,000
Investment in Real Estate, Gross	63,641,987
Total	92,241,987
Accumulated Depreciation	(12,346,971)
Investment in Real Estate Net	79,895,016
Encumbrances	44,257,338
The Brooklyner [Member]
Real Estates and Accumulated Depreciation
Description of Location	Brooklyn, NY
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	40,099,922
Initial Cost to Company, Building & Fixtures	213,481,492
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	40,099,922
Investment in Real Estate, Gross	213,481,492
Total	253,581,414
Accumulated Depreciation	0
Investment in Real Estate Net	253,581,414
Encumbrances	136,627,194
Touriel Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	35
Initial Cost to Company, Land	2,605,000
Initial Cost to Company, Building & Fixtures	7,440,443
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	29,928
Gross Amount Carried at close of period 12/31/2010, Land	2,605,000
Investment in Real Estate, Gross	7,470,371
Total	10,075,371
Accumulated Depreciation	(1,261,720)
Investment in Real Estate Net	8,813,651
Encumbrances	5,050,000
Town Square at Mark Center I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	1996
Units	406
Initial Cost to Company, Land	24,360,000
Initial Cost to Company, Building & Fixtures	86,178,714
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,392,669
Gross Amount Carried at close of period 12/31/2010, Land	24,360,000
Investment in Real Estate, Gross	88,571,383
Total	112,931,383
Accumulated Depreciation	(18,519,563)
Investment in Real Estate Net	94,411,820
Encumbrances	64,680,000
Tuscany at Lindbergh [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2001
Units	324
Initial Cost to Company, Land	9,720,000
Initial Cost to Company, Building & Fixtures	40,874,023
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,714,062
Gross Amount Carried at close of period 12/31/2010, Land	9,720,000
Investment in Real Estate, Gross	42,588,085
Total	52,308,085
Accumulated Depreciation	(10,796,976)
Investment in Real Estate Net	41,511,109
Encumbrances	32,360,000
Uptown Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO (G)
Date of Construction	1999/2001
Units	696
Initial Cost to Company, Land	16,672,000
Initial Cost to Company, Building & Fixtures	95,869,034
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,035,212
Gross Amount Carried at close of period 12/31/2010, Land	16,672,000
Investment in Real Estate, Gross	97,904,246
Total	114,576,246
Accumulated Depreciation	(21,968,414)
Investment in Real Estate Net	92,607,832
Encumbrances	88,550,000
Uwajimaya Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	2002
Units	176
Initial Cost to Company, Land	8,800,000
Initial Cost to Company, Building & Fixtures	22,188,288
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	102,718
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Investment in Real Estate, Gross	22,291,006
Total	31,091,006
Accumulated Depreciation	(5,546,396)
Investment in Real Estate Net	25,544,610
Encumbrances	0
Versailles [Member]
Real Estates and Accumulated Depreciation
Description of Location	Woodland Hills, CA
Date of Construction	1991
Units	253
Initial Cost to Company, Land	12,650,000
Initial Cost to Company, Building & Fixtures	33,656,292
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,567,377
Gross Amount Carried at close of period 12/31/2010, Land	12,650,000
Investment in Real Estate, Gross	37,223,669
Total	49,873,669
Accumulated Depreciation	(10,845,788)
Investment in Real Estate Net	39,027,881
Encumbrances	30,372,953
Vintage [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ontario, CA
Date of Construction	2005-2007
Units	300
Initial Cost to Company, Land	7,059,230
Initial Cost to Company, Building & Fixtures	47,677,762
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	165,461
Gross Amount Carried at close of period 12/31/2010, Land	7,059,230
Investment in Real Estate, Gross	47,843,223
Total	54,902,453
Accumulated Depreciation	(8,027,730)
Investment in Real Estate Net	46,874,723
Encumbrances	33,000,000
Warwick Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westminster, CO
Date of Construction	1986
Units	332
Initial Cost to Company, Land	2,274,121
Initial Cost to Company, Building & Fixtures	21,113,974
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,952,966
Gross Amount Carried at close of period 12/31/2010, Land	2,274,121
Investment in Real Estate, Gross	24,066,940
Total	26,341,061
Accumulated Depreciation	(11,251,375)
Investment in Real Estate Net	15,089,686
Encumbrances	8,355,000
Westgate Blocks 1&2 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	29,977,725
Initial Cost to Company, Building & Fixtures	15,638,279
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	29,977,725
Investment in Real Estate, Gross	15,638,279
Total	45,616,004
Accumulated Depreciation	0
Investment in Real Estate Net	45,616,004
Encumbrances	0
Westgate Pasadena Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	480
Initial Cost to Company, Land	22,898,848
Initial Cost to Company, Building & Fixtures	120,445,049
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	886
Gross Amount Carried at close of period 12/31/2010, Land	22,898,848
Investment in Real Estate, Gross	120,445,935
Total	143,344,783
Accumulated Depreciation	(21)
Investment in Real Estate Net	143,344,762
Encumbrances	163,160,000
Westwood Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	1972
Units	156
Initial Cost to Company, Land	1,616,505
Initial Cost to Company, Building & Fixtures	10,806,004
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,315,449
Gross Amount Carried at close of period 12/31/2010, Land	1,616,505
Investment in Real Estate, Gross	12,121,453
Total	13,737,958
Accumulated Depreciation	(4,244,585)
Investment in Real Estate Net	9,493,373
Encumbrances	432,757
Whisper Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2002
Units	272
Initial Cost to Company, Land	5,310,000
Initial Cost to Company, Building & Fixtures	22,998,558
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	817,796
Gross Amount Carried at close of period 12/31/2010, Land	5,310,000
Investment in Real Estate, Gross	23,816,354
Total	29,126,354
Accumulated Depreciation	(5,803,646)
Investment in Real Estate Net	23,322,708
Encumbrances	13,580,000
Wilkins Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Medfield, MA
Date of Construction	1975
Units	103
Initial Cost to Company, Land	538,483
Initial Cost to Company, Building & Fixtures	3,629,943
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,370,422
Gross Amount Carried at close of period 12/31/2010, Land	538,483
Investment in Real Estate, Gross	5,000,365
Total	5,538,848
Accumulated Depreciation	(2,009,374)
Investment in Real Estate Net	3,529,474
Encumbrances	1,042,230
EQR-Partially Owned Unencumbered [Member]
Real Estates and Accumulated Depreciation
Units	0
Initial Cost to Company, Land	11,923,324
Initial Cost to Company, Building & Fixtures	2,006,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,923,324
Investment in Real Estate, Gross	2,006,865
Total	13,930,189
Accumulated Depreciation	0
Investment in Real Estate Net	13,930,189
Encumbrances	0
Hudson Crossing II [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	11,923,324
Initial Cost to Company, Building & Fixtures	2,006,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,923,324
Investment in Real Estate, Gross	2,006,865
Total	13,930,189
Accumulated Depreciation	0
Investment in Real Estate Net	13,930,189
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Real Estates and Accumulated Depreciation
Units	5,022
Initial Cost to Company, Land	125,922,366
Initial Cost to Company, Building & Fixtures	654,675,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	43,292,338
Gross Amount Carried at close of period 12/31/2010, Land	125,922,366
Investment in Real Estate, Gross	697,968,152
Total	823,890,518
Accumulated Depreciation	(136,422,678)
Investment in Real Estate Net	687,467,840
Encumbrances	3,477,435,970
2300 Elliott [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1992
Units	92
Initial Cost to Company, Land	796,800
Initial Cost to Company, Building & Fixtures	7,173,725
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,406,189
Gross Amount Carried at close of period 12/31/2010, Land	796,800
Investment in Real Estate, Gross	12,579,914
Total	13,376,714
Accumulated Depreciation	(7,793,279)
Investment in Real Estate Net	5,583,435
Encumbrances	6,833,000
Canyon Creek (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Ramon, CA
Date of Construction	1984
Units	268
Initial Cost to Company, Land	5,425,000
Initial Cost to Company, Building & Fixtures	18,812,121
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,687,593
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Investment in Real Estate, Gross	23,499,714
Total	28,924,714
Accumulated Depreciation	(7,951,809)
Investment in Real Estate Net	20,972,905
Encumbrances	28,000,000
Canyon Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1989
Units	162
Initial Cost to Company, Land	4,869,448
Initial Cost to Company, Building & Fixtures	11,955,064
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,747,250
Gross Amount Carried at close of period 12/31/2010, Land	4,869,448
Investment in Real Estate, Gross	13,702,314
Total	18,571,762
Accumulated Depreciation	(6,394,107)
Investment in Real Estate Net	12,177,655
Encumbrances	15,165,000
Copper Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1984
Units	144
Initial Cost to Company, Land	1,017,400
Initial Cost to Company, Building & Fixtures	9,158,260
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,837,364
Gross Amount Carried at close of period 12/31/2010, Land	1,017,400
Investment in Real Estate, Gross	10,995,624
Total	12,013,024
Accumulated Depreciation	(5,475,960)
Investment in Real Estate Net	6,537,064
Encumbrances	5,112,000
Country Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1985
Units	256
Initial Cost to Company, Land	6,105,000
Initial Cost to Company, Building & Fixtures	29,561,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,113,734
Gross Amount Carried at close of period 12/31/2010, Land	6,105,000
Investment in Real Estate, Gross	32,675,599
Total	38,780,599
Accumulated Depreciation	(10,363,609)
Investment in Real Estate Net	28,416,990
Encumbrances	29,412,000
Edgewater [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bakersfield, CA
Date of Construction	1984
Units	258
Initial Cost to Company, Land	580,000
Initial Cost to Company, Building & Fixtures	17,710,063
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,267,784
Gross Amount Carried at close of period 12/31/2010, Land	580,000
Investment in Real Estate, Gross	19,977,847
Total	20,557,847
Accumulated Depreciation	(6,690,639)
Investment in Real Estate Net	13,867,208
Encumbrances	11,988,000
Fox Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Englewood, CO
Date of Construction	1984
Units	300
Initial Cost to Company, Land	2,490,000
Initial Cost to Company, Building & Fixtures	17,522,114
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,358,594
Gross Amount Carried at close of period 12/31/2010, Land	2,490,000
Investment in Real Estate, Gross	20,880,708
Total	23,370,708
Accumulated Depreciation	(7,932,448)
Investment in Real Estate Net	15,438,260
Encumbrances	20,300,000
Lakewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tulsa, OK
Date of Construction	1985
Units	152
Initial Cost to Company, Land	855,000
Initial Cost to Company, Building & Fixtures	6,480,774
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,380
Gross Amount Carried at close of period 12/31/2010, Land	855,000
Investment in Real Estate, Gross	7,822,154
Total	8,677,154
Accumulated Depreciation	(3,225,332)
Investment in Real Estate Net	5,451,822
Encumbrances	5,600,000
Lantern Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	232
Initial Cost to Company, Land	6,945,000
Initial Cost to Company, Building & Fixtures	23,332,206
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,482,756
Gross Amount Carried at close of period 12/31/2010, Land	6,945,000
Investment in Real Estate, Gross	25,814,962
Total	32,759,962
Accumulated Depreciation	(8,708,779)
Investment in Real Estate Net	24,051,183
Encumbrances	36,403,000
Mesa Del Oso [Member]
Real Estates and Accumulated Depreciation
Description of Location	Albuquerque, NM
Date of Construction	1983
Units	221
Initial Cost to Company, Land	4,305,000
Initial Cost to Company, Building & Fixtures	12,160,419
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,539,819
Gross Amount Carried at close of period 12/31/2010, Land	4,305,000
Investment in Real Estate, Gross	13,700,238
Total	18,005,238
Accumulated Depreciation	(5,072,306)
Investment in Real Estate Net	12,932,932
Encumbrances	9,578,524
Monterra in Mill Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2003
Units	139
Initial Cost to Company, Land	2,800,000
Initial Cost to Company, Building & Fixtures	13,255,123
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	230,872
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Investment in Real Estate, Gross	13,485,995
Total	16,285,995
Accumulated Depreciation	(3,117,427)
Investment in Real Estate Net	13,168,568
Encumbrances	7,286,000
Preserve at Briarcliff [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1994
Units	182
Initial Cost to Company, Land	6,370,000
Initial Cost to Company, Building & Fixtures	17,766,322
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	632,830
Gross Amount Carried at close of period 12/31/2010, Land	6,370,000
Investment in Real Estate, Gross	18,399,152
Total	24,769,152
Accumulated Depreciation	(3,548,714)
Investment in Real Estate Net	21,220,438
Encumbrances	6,000,000
Schooner Bay I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	168
Initial Cost to Company, Land	5,345,000
Initial Cost to Company, Building & Fixtures	20,509,239
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,088,366
Gross Amount Carried at close of period 12/31/2010, Land	5,345,000
Investment in Real Estate, Gross	23,597,605
Total	28,942,605
Accumulated Depreciation	(7,493,910)
Investment in Real Estate Net	21,448,695
Encumbrances	27,000,000
Schooner Bay II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	144
Initial Cost to Company, Land	4,550,000
Initial Cost to Company, Building & Fixtures	18,142,163
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,756,583
Gross Amount Carried at close of period 12/31/2010, Land	4,550,000
Investment in Real Estate, Gross	20,898,746
Total	25,448,746
Accumulated Depreciation	(6,748,345)
Investment in Real Estate Net	18,700,401
Encumbrances	23,760,000
Scottsdale Meadows [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1984
Units	168
Initial Cost to Company, Land	1,512,000
Initial Cost to Company, Building & Fixtures	11,423,349
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,625,338
Gross Amount Carried at close of period 12/31/2010, Land	1,512,000
Investment in Real Estate, Gross	13,048,687
Total	14,560,687
Accumulated Depreciation	(6,143,912)
Investment in Real Estate Net	8,416,775
Encumbrances	9,100,000
Strayhorse at Arrowhead Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glendale, AZ
Date of Construction	1998
Units	136
Initial Cost to Company, Land	4,400,000
Initial Cost to Company, Building & Fixtures	12,968,002
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	171,601
Gross Amount Carried at close of period 12/31/2010, Land	4,400,000
Investment in Real Estate, Gross	13,139,603
Total	17,539,603
Accumulated Depreciation	(2,235,453)
Investment in Real Estate Net	15,304,150
Encumbrances	8,013,222
Virgil Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1980
Units	142
Initial Cost to Company, Land	5,500,000
Initial Cost to Company, Building & Fixtures	15,216,613
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,311,339
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Investment in Real Estate, Gross	16,527,952
Total	22,027,952
Accumulated Depreciation	(3,821,172)
Investment in Real Estate Net	18,206,780
Encumbrances	9,900,000
Waterfield Square I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stockton, CA
Date of Construction	1984
Units	170
Initial Cost to Company, Land	950,000
Initial Cost to Company, Building & Fixtures	9,300,249
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,121,657
Gross Amount Carried at close of period 12/31/2010, Land	950,000
Investment in Real Estate, Gross	11,421,906
Total	12,371,906
Accumulated Depreciation	(4,518,126)
Investment in Real Estate Net	7,853,780
Encumbrances	6,923,000
Waterfield Square II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stockton, CA
Date of Construction	1984
Units	158
Initial Cost to Company, Land	845,000
Initial Cost to Company, Building & Fixtures	8,657,988
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,699,637
Gross Amount Carried at close of period 12/31/2010, Land	845,000
Investment in Real Estate, Gross	10,357,625
Total	11,202,625
Accumulated Depreciation	(3,878,638)
Investment in Real Estate Net	7,323,987
Encumbrances	6,595,000
Willow Brook (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1985
Units	228
Initial Cost to Company, Land	5,055,000
Initial Cost to Company, Building & Fixtures	38,388,672
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,825,309
Gross Amount Carried at close of period 12/31/2010, Land	5,055,000
Investment in Real Estate, Gross	40,213,981
Total	45,268,981
Accumulated Depreciation	(9,903,107)
Investment in Real Estate Net	35,365,874
Encumbrances	29,000,000
1401 South State [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	2008
Units	278
Initial Cost to Company, Land	6,882,467
Initial Cost to Company, Building & Fixtures	61,575,245
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	28,392
Gross Amount Carried at close of period 12/31/2010, Land	6,882,467
Investment in Real Estate, Gross	61,603,637
Total	68,486,104
Accumulated Depreciation	(5,256,818)
Investment in Real Estate Net	63,229,286
Encumbrances	51,019,978
Montclair Metro [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units	163
Initial Cost to Company, Land	2,400,887
Initial Cost to Company, Building & Fixtures	43,571,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(548)
Gross Amount Carried at close of period 12/31/2010, Land	2,400,887
Investment in Real Estate, Gross	43,570,591
Total	45,971,478
Accumulated Depreciation	(1,769,566)
Investment in Real Estate Net	44,201,912
Encumbrances	34,685,524
Red Road Commons [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units	404
Initial Cost to Company, Land	27,383,547
Initial Cost to Company, Building & Fixtures	99,549,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(1,358)
Gross Amount Carried at close of period 12/31/2010, Land	27,383,547
Investment in Real Estate, Gross	99,548,456
Total	126,932,003
Accumulated Depreciation	(2,619,599)
Investment in Real Estate Net	124,312,404
Encumbrances	74,150,144
Veridian [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units
Initial Cost to Company, Land	18,539,817
Initial Cost to Company, Building & Fixtures	130,485,285
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	19,857
Gross Amount Carried at close of period 12/31/2010, Land	18,539,817
Investment in Real Estate, Gross	130,505,142
Total	149,044,959
Accumulated Depreciation	(5,759,623)
Investment in Real Estate Net	143,285,336
Encumbrances	115,744,722
PARTIALLY OWNED PROPERTIES
Real Estates and Accumulated Depreciation
Units	5,022
Accumulated Depreciation	(136,422,678)
Encumbrances	$ 3,477,435,970

Real Estate and Accumulated Depreciation (Details 1) (USD $)	Dec. 31, 2010
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	7
Amount	$ 4,845,243,970
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	6
Amount	51,670,000
EQR-Freddie Mac [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	0
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	7
Amount	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	15
Amount	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	19
Amount	543,000,000
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	3,477,435,970
Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	54
Amount	$ 1,367,808,000

Real Estate and Accumulated Depreciation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Overall summary of real estate and accumulated depreciation
Properties-H	478
Units	129,077
Investment in Real Estate, Gross	$ 16,441,159,806
Accumulated Depreciation	(3,917,715,292)
Investment in Real Estate, Net	12,523,444,515
Encumbrances	4,845,243,970
Changes in total real estate
Balance, beginning of year	18,465,144,000	18,690,239,000	18,333,350,000
Acquisitions and development	(1,209,991,000)	512,977,000	995,026,000
Improvements	(99,981,000)	125,965,000	172,165,000
Dispositions and other	766,666,000	(864,037,000)	(810,302,000)
Balance, end of year	17,921,838,060	18,465,144,000	18,690,239,000
Changes in accumulated depreciation
Balance, beginning of year	3,877,564,000	3,561,300,000	3,170,125,000
Depreciation	501,694,000	600,375,000	602,908,000
Dispositions and other	(64,671,000)	(284,111,000)	(211,733,000)
Balance, end of year	4,314,586,710	3,877,564,000	3,561,300,000
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	51,670,000
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	543,000,000
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Encumbrances	1,367,808,000
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	342
Units	92,959
Investment in Real Estate, Gross	10,836,498,026
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate, Net	7,982,654,997
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	112
Units	31,096
Investment in Real Estate, Gross	4,766,841,074
Accumulated Depreciation	(927,449,585)
Investment in Real Estate, Net	3,839,391,489
Encumbrances	0
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	13,930,189
Accumulated Depreciation	0
Investment in Real Estate, Net	13,930,189
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,022
Investment in Real Estate, Gross	823,890,518
Accumulated Depreciation	(136,422,678)
Investment in Real Estate, Net	687,467,840
Encumbrances	3,477,435,970
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	136
Units	36,118
Investment in Real Estate, Gross	5,590,731,591
Accumulated Depreciation	(1,063,872,263)
Investment in Real Estate, Net	4,526,859,329
Encumbrances	4,845,243,970
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	342
Units	92,959
Investment in Real Estate, Gross	10,850,428,215
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate, Net	7,996,585,186
Encumbrances	0
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	454
Units	124,055
Investment in Real Estate, Gross	15,603,339,099
Accumulated Depreciation	(3,781,292,614)
Investment in Real Estate, Net	11,822,046,486
Encumbrances	1,367,808,000
PARTIALLY OWNED PROPERTIES
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,022
Investment in Real Estate, Gross	837,820,707
Accumulated Depreciation	(136,422,678)
Investment in Real Estate, Net	701,398,029
Encumbrances	$ 3,477,435,970